                                                      Registration No. 333-89488
                                                                     & 811-21111

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933         [X]
                           Pre-Effective Amendment No.  ________             [_]
                           Post-Effective Amendment No.    2                 [X]
                                                        --------
                                     and/or
         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [X]
                                 Amendment No.    3                          [X]
                                               -------

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                           (Exact Name of Registrant)

                        THRIVENT FINANCIAL FOR LUTHERANS
                               (Name of Depositor)

              625 Fourth Avenue South, Minneapolis, Minnesota 55415 (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including Area Code: (612) 340-7005

                      NAME AND ADDRESS OF AGENT FOR SERVICE
                                  John C. Bjork
                             625 Fourth Avenue South
                          Minneapolis, Minnesota 55415

                  APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
   As soon as practicable after the Registration Statement becomes effective.

It is proposed that this filing will become effective (check appropriate box):
[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2004 pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on (date) pursuant to paragraph (a)(1) of Rule 485
[_] 75 days after filing pursuant to paragraph (a)(2) of Rule 485
[_] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment
                      TITLE OF SECURITIES BEING REGISTERED
Interest in a separate account under flexible premium deferred variable annuity contracts.


================================================================================

                      THRIVENT VARIABLE ANNUITY ACCOUNT I
                                  PROSPECTUS
                                      FOR

              FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT

                  ISSUED BY THRIVENT FINANCIAL FOR LUTHERANS


                  Service Center:           Corporate Office:
              4321 North Ballard Road    625 Fourth Avenue South
              Appleton, WI 54919-0001   Minneapolis, MN 55415-1665
              Telephone: 800-THRIVENT    Telephone: 800-THRIVENT
             E-mail: mail@thrivent.com  E-mail: mail@thrivent.com


This Prospectus describes a flexible premium deferred variable annuity contract (the "Contract") offered by Thrivent Financial for Lutherans ("Thrivent Financial," "we," "us" or "our"), a fraternal benefit society organized under Wisconsin law.


We allocate premiums based on your designation to one or more Subaccounts of Thrivent Variable Annuity Account I (the "Variable Account"), Fixed Period Allocations or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Series Fund, Inc. (the "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). We provide the overall investment management for each of the Portfolios of the Fund, although some of the Portfolios are managed by an investment subadviser. The accompanying Prospectus for the Fund describes the investment objectives and attendant risks of the following Portfolios:



                Thrivent Technology     Thrivent Large Cap Growth
                     Portfolio                Portfolio II
              Thrivent Partner Small     Thrivent Partner Growth
               Cap Growth Portfolio          Stock Portfolio
              (subadvised by Franklin    (subadvised by T. Rowe
                  Advisers, Inc.)        Price Associates, Inc.)
              Thrivent Partner Small    Thrivent Large Cap Value
                Cap Value Portfolio             Portfolio
              (subadvised by T. Rowe    Thrivent Large Cap Stock
              Price Associates, Inc.)           Portfolio
             Thrivent Small Cap Stock   Thrivent Large Cap Index
                     Portfolio                  Portfolio
             Thrivent Small Cap Index     Thrivent Real Estate
                     Portfolio            Securities Portfolio
              Thrivent Mid Cap Growth       Thrivent Balanced
                     Portfolio                  Portfolio
              Thrivent Mid Cap Growth      Thrivent High Yield
                   Portfolio II                 Portfolio
              Thrivent Mid Cap Stock      Thrivent Partner High
                     Portfolio               Yield Portfolio
              Thrivent Mid Cap Index     (subadvised by Pacific
                     Portfolio            Investment Management
                 Thrivent Partner             Company LLC)
                International Stock     Thrivent Income Portfolio
                     Portfolio             Thrivent Bond Index
              (subadvised by Mercator           Portfolio
             Asset Management, LP and   Thrivent Limited Maturity
                   T. Rowe Price             Bond Portfolio
               International, Inc.)         Thrivent Mortgage
             Thrivent Partner All Cap     Securities Portfolio
                     Portfolio            Thrivent Money Market
              (subadvised by Fidelity           Portfolio
               Management & Research
                     Company)
             Thrivent Large Cap Growth
                     Portfolio





Additional information about us, the Contract and the Variable Account is contained in a Statement of Additional Information ("SAI") dated May 1, 2004. That SAI was filed with the Securities and Exchange Commission and is incorporated by reference in this Prospectus. You may obtain a copy of the SAI without charge by calling us at 1-800-THRIVENT (1-800-847-4836) or by writing us at Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin, 54919-0001. In addition, the Securities and Exchange Commission maintains a Web site (http://www.sec.gov) that contains the SAI. The Table of Contents for the SAI may be found on Page 37 of this Prospectus. Appendix A sets forth definitions of special terms used in this Prospectus.


An investment in the Contract is not a deposit of a bank or financial institution and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. An investment in the Contract involves investment risk including the possible loss of principal.

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.


This Prospectus sets forth concisely the information about the Contract that a prospective investor ought to know before investing, and should be read and kept for future reference. We have not authorized anyone to provide you with information that is different. The Prospectus is valid only when accompanied or preceded by the current prospectus of Thrivent Series Fund, Inc.



                  The date of this Prospectus is May 1, 2004.

NOTICE REGARDING THRIVENT PARTNER SMALL CAP GROWTH PORTFOLIO


Franklin Advisers, Inc. ("FAI") has given notice that it will terminate its Investment Subadvisory Agreement to serve as investment subadviser to the Thrivent Partner Small Cap Growth Portfolio, effective May 31, 2004. The Board of Directors of Thrivent Series Fund, (the "Fund") has directed the Fund's investment adviser, Thrivent Financial for Lutherans ("Thrivent Financial"), to conduct a search for a new small cap growth investment subadviser to replace FAI. Thrivent Financial anticipates recommending a new investment subadviser to the Board of Directors at the Board's next regularly scheduled meeting on May 18, 2004. If the Board of Directors approves the recommendation, the new investment subadviser will begin serving an investment subadviser to the Portfolio on or before May 31, 2004. In the event a new investment subadviser is not in place by May 31, 2004, the Fund will either seek FAI's agreement to continue managing the portfolio until a new investment subadviser is in place, or Thrivent Financial will assume direct investment management responsibilities for the portfolio until a new subadviser assumes management of the portfolio. Prior to May 31, 2004, the Fund will send notification to shareholders of the Portfolio advising them of who has been selected as new investment subadviser, when the change will take place, and, if the change is expected to occur after May 31, 2004, who will be providing direct investment management to the portfolio until the new subadviser assumes that responsibility.



The Thrivent Partner Small Cap Growth Portfolio operates under a
"manager-of-managers" structure. Under this structure, Thrivent Financial has the authority, with approval of the Board of Directors, to hire, fire and change subadviser and amend subadvisory agreements without shareholder approval. The hiring of a new investment subadviser to replace FAI will be done under this authority.


               .................................................................

TABLE OF CONTENTS



    Fee and Expense Tables                                                      5

    Summary                                                                     7
      The Contract                                                              7
      Annuity Provisions                                                        8
      Federal Tax Status                                                        8
      Condensed Financial Information                                           8

    Thrivent Financial and the Variable Account                                 9
      Thrivent Financial                                                        9
      The Variable Account                                                      9

    Investment Options                                                         10
      Variable Investment Options and the Subaccounts                          10
      Investment Management                                                    13
      Addition, Deletion, Combination or Substitution of Investments           14
      Fixed Account                                                            14
      Fixed Period Allocations and the Market Value Adjustment Account         14
      Market Value Adjustment                                                  15
      Additional Information about the Fixed Account and the MVA Account       16

    The Contracts                                                              16
      Purchasing a Contract                                                    16
      Processing Your Application                                              16
      Allocation of Premiums                                                   17
      Free Look Period                                                         17
      Accumulated Value of Your Contract                                       18
      Subaccount Valuation                                                     18
      Net Investment Factor                                                    18
      Minimum Accumulated Value                                                19
      Death Benefit Before the Annuity Date                                    19
      Basic Death Benefit                                                      19
      Death Benefit Options                                                    19
      Calculation of Death Benefit                                             20
      Death of an Owner Before the Annuity Date                                21
      Spouse Election to Continue the Contract                                 21
      Death Benefit After the Annuity Date                                     21
      Surrender (Redemption)                                                   21
      Transfers of Accumulated Value                                           23
      Dollar Cost Averaging                                                    23
      Asset Rebalancing                                                        24
      Telephone Transactions                                                   24
      Assignments                                                              25
      Contract Owner, Beneficiaries and Annuitants                             25


               .................................................................


          Charges and Deductions                                      26
            Surrender Charge (Contingent Deferred Sales Charge)       26
            Mortality and Expense Risk Charge                         27
            Transfer Charge                                           27
            Surrender of Life Income Settlement Option                27
            Limited Exception to Surrender Charges                    27
            Expenses of the Fund                                      28
            Taxes                                                     28
            Sufficiency of Charges                                    28

          Annuity Provisions                                          28
            Annuity Date                                              28
            Annuity Proceeds                                          28
            Settlement Options                                        29
            Frequency of Annuity Payments                             29
            Amount of Variable Annuity Payments                       29
            Subaccount Annuity Unit Value                             30

          General Provisions                                          31
            Entire Contract                                           31
            Postponement of Payments                                  31
            Payment by Check                                          31
            Date of Receipt                                           31
            Maintenance of Solvency                                   31
            Reports to Contract Owners                                32
            State Variations                                          32
            Gender Neutral Benefits                                   32
            Contract Inquiries                                        32

          Federal Tax Status                                          32
            Introduction                                              32
            Variable Account Tax Status                               33
            Taxation of Annuities in General                          33
            Qualified Plans                                           34
            1035 Exchanges                                            34
            Diversification Requirements                              35
            Withholding                                               35
            Other Considerations                                      35

          Voting Rights                                               35

          Sales and other Agreements                                  36

          Legal Proceedings                                           36

          Financial Statements                                        37

          Statement of Additional Information                         37
            Table of Contents                                         37
            Order Form                                                37

          Appendix A--Definitions                                     39

          Appendix B--Condensed Financial Information                 41


               .................................................................

FEE AND EXPENSE TABLES

               .................................................................

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between investment options. You pay no sales charge when you make additional investments in the Contract.


Contract Owner Transaction Expenses
       Sales Load Imposed on Purchase (as a percentage of purchase payments)                    0%
       Maximum Deferred Sales Load (as a percentage of Excess Amount surrendered)            6%/1/
       Transfer Charge (after 12 free transfers)                                         $   25/2/
       Commuted Value Charge (for surrender of life income settlement option)             0.25%/3/


The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Fund fees and expenses.

Annual Subaccount Expenses
(as a percentage of average net assets in the Subaccount)/4/
                                                                                Current Maximum
       Mortality and Expense Risk Charge
         With Basic Death Benefit only                                           1.10%   1.25%
         With Maximum Anniversary Death Benefit (Option A)                        1.20    1.35
         With Premium Accumulation Death Benefit (Option B)                       1.35    1.50
         With Earnings Addition Death Benefit (Option C)                          1.30    1.45
         With Options A and B                                                     1.40    1.55
         With Options A and C                                                     1.35    1.50
         With Options B and C                                                     1.50    1.65
         With Options A, B, and C                                                 1.55    1.70
       Total Annual Subaccount Expenses with each optional death benefit          1.55    1.70


The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you pay periodically during the time that you own the Contract. More detail concerning the fees and expenses of the Portfolios is contained in the prospectus for the Fund.



Total Annual Portfolio Operating Expenses/5/                     Minimum Maximum
(expenses that are deducted from the Portfolio assets, including  0.39%   1.72%
  management fees and other expenses)


Examples

The following Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Portfolio fees and expenses.

               .................................................................

The Examples illustrate both the current Subaccount expenses with no death benefit options and the maximum Subaccount expenses with all optional death benefits. The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assumes the maximum fees and expenses of the Portfolios. Although your actual costs may be higher or lower, based on these assumptions, your costs would be as shown below.


.. Based on the current mortality and expense risk charge with no optional death benefits, if you surrender or annuitize your Contract at the end of the applicable time period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $709    $786    $864   $1,103  $1,017  $1,426  $1,757  $2,615


.. Based on the current mortality and expense risk charge with no optional death benefits, if you do not surrender your Contract:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $150    $231    $465    $712    $803   $1,220  $1,757  $2,515


.. Based on the maximum mortality and expense risk charge with all optional death benefits, if you surrender or annuitize your Contract at the end of the applicable time period:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $752    $828    $997   $1,232  $1,246  $1,646  $2,243  $3,061


.. Based on the maximum mortality and expense risk charge with all optional death benefits, if you do not surrender your Contract:


            1 Year          3 Years         5 Years        10 Years
        --------------- --------------- --------------- ---------------
        Minimum Maximum Minimum Maximum Minimum Maximum Minimum Maximum
        ------- ------- ------- ------- ------- ------- ------- -------
         $195    $276    $603    $847   $1,037  $1,445  $2,243  $3,061


Notes to Fee and Expense Tables:
/1/ In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time the first surrender is made in a Contract Year; only the amount in excess of that amount (the "Excess Amount") will be subject to a surrender charge. A surrender charge is deducted if a full or partial surrender occurs during the first six Contract Years. The surrender charge is 6% during the first Contract Year and decreases by 1% each subsequent Contract Year. No surrender charge is deducted for surrenders occurring in Contract Years seven and later. The surrender charge also will be deducted if the annuity payments begin during the first six Contract Years, except under certain circumstances as described in "Surrender Charge (Contingent Deferred Sales Charge)."
/2/ You are allowed 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge.
/3/ If a payee under a life income settlement option elects to receive a lump sum instead of continuing payments, we will pay the commuted value of the future payments for the remaining guaranteed period. The commuted value is determined by using an interest rate that is 0.25% higher than the interest rate used to determine the annuity payments.
/4/ The table for the Annual Subaccount Expenses shows the current and maximum charge for the mortality and expense risk charge. Prior to the Annuity Date, the charge will be based upon the Accumulated Value attributable to the Subaccounts ("variable investments"). The charge for mortality and expense risk fees is shown for a contract issued with the basic death benefit or with the various death benefit options. On or after the Annuity Date, the Annual Subaccount Expenses will be 1.25%. See Charges and Deductions--Mortality and Expense Risk Charge.

/5/ Thrivent Financial has agreed to voluntarily reimburse all expenses other than the advisory fees for certain of the Portfolios. After taking these voluntary arrangements into account, the range (minimum and maximum) of total operating expenses charged by the Portfolios would have been 0.37% to 1.03%. The reimbursements may be discontinued at any time.


               .................................................................

SUMMARY

               .................................................................

Please refer to Appendix A at the end of this Prospectus for definitions of several technical terms, which can help you understand details about your Contract. The Summary is an introduction to various topics related to the Contract. For more detailed information on each subject, refer to the appropriate section of this Prospectus.

The Contract

The Contract along with any riders, endorsements, amendments, application, and our Articles of Incorporation and Bylaws constitutes your entire agreement. See The Contracts.

We issue flexible premium deferred variable annuity contracts. In order to purchase a Contract, you must submit an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Management Inc. ("Thrivent Investment Mgt."). We only offer the Contract to a member or to a person eligible for membership who is also applying for membership. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special Federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until the Annuity Date.

The minimum acceptable initial premium is $600 on an annualized basis. We may, at our discretion, waive this initial premium requirement. You may pay additional premiums under the Contracts, but we may choose not to accept any additional premium less than $50.

Allocation of Premiums
You may allocate premiums under the Contract to one or more of the Subaccounts of the Variable Account, the Fixed Account, or, if available, Fixed Period Allocations. Certain of the investment options may be unavailable in some states.

The Accumulated Value of the Contract in the Subaccounts and the amount of variable annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. The interest rate that applies to the Fixed Account or a Fixed Period Allocation depends upon the date of the allocation and the allocation period selected.

Optional Investment Programs
We offer optional Dollar Cost Averaging and Asset Rebalancing Programs. See The Contracts--Dollar Cost Averaging and The Contracts--Asset Rebalancing.

Free Look Period
You have the right to return the Contract within 10 days after you receive it. (Some states require a longer free look period).

Surrenders
If you request a surrender on or before the Annuity Date, we will pay to you all or part of the Accumulated Value of a Contract after making any Market Value Adjustment to amounts in Fixed Period Allocations and deducting any applicable surrender charge. Partial surrenders must be for at least $200 and must not reduce the remaining Accumulated Value in the Contract to less than $600. Under certain circumstances the Contract Owner may make surrenders after the Annuity Date.

Transfers

On or before the Annuity Date, you may request the transfer of all or a part of your Contract's Accumulated Value to or from other Subaccounts, the Fixed Account, or Fixed Period Allocations. You may request 12 free transfers per Contract Year. Subsequent transfers (other than the Dollar Cost Averaging and Asset Rebalancing Programs) will incur a $25 transfer charge. We reserve the right to limit the number of transfers you make in any Contract Year. After the Annuity Date, you may change the percentage allocation of variable annuity payments among the available Subaccounts up to 12 times per Contract Year. See The Contracts--Transfers of Accumulated Value for more details, including the restrictions on transfers.


               .................................................................

SUMMARY

               .................................................................

Death Benefits
The Contract offers a Basic Death Benefit if the Annuitant dies before the Annuity Date. In addition, for an additional charge, you may purchase any combination of three death benefit options which may increase the death benefit if the Annuitant dies before the Annuity Date:

..  the Maximum Anniversary Death Benefit;

..  the Premium Accumulation Death Benefit; or

..  the Earnings Addition Death Benefit.

See The Contracts--Death Benefit Before the Annuity Date and The
Contracts--Death Benefit Options.

Annuity Provisions

You may select an annuity settlement option or options, and may select whether payments are to be made on a fixed or variable (or a combination of fixed and variable) basis. See Annuity Provisions for more details.

Federal Tax Status

For a description of the federal income tax status of annuities, see Federal Tax Status--Taxation of Annuities in General. Generally, a distribution from a Contract before the taxpayer attains age 59 1/2 will result in a penalty tax of 10% of the amount of the distribution which is included in gross income. Death proceeds paid to beneficiaries are also subject to income tax.

Condensed Financial Information

Condensed financial information derived from the financial statements of the Variable Account is contained in Appendix B.



               .................................................................

THRIVENT FINANCIAL AND THE VARIABLE ACCOUNT

               .................................................................

Thrivent Financial

We are a fraternal benefit society owned by and operated for our members. We were organized in 1902 under Wisconsin law, and we are in compliance with Internal Revenue Code Section 501(c)(8). We are currently licensed to transact life insurance business in all 50 states and the District of Columbia.

We are subject to regulation by the Office of the Commissioner of Insurance of the State of Wisconsin as well as by the insurance regulators of all the other states and jurisdictions in which we do business. We submit annual reports on our operations and finances to insurance officials in such states and jurisdictions. The forms of Contracts described in this Prospectus are filed with and (where required) approved by insurance officials in each state and jurisdiction in which Contracts are sold. We are also subject to certain Federal securities laws and regulations.

The Variable Account

The Variable Account is a separate account of ours, which was established on May 9, 2002. The Variable Account meets the definition of a "separate account" under the federal securities laws. We have caused the Variable Account to be registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). This registration does not involve supervision by the SEC of the management or investment policies or practices.

We own the assets of the Variable Account, and we are not a trustee with respect to such assets. However, the Wisconsin laws under which the Variable Account is operated provide that the Variable Account shall not be chargeable with liabilities arising out of any other business we may conduct. We may transfer to our General Account assets of the Variable Account which exceed the reserves and other liabilities of the Variable Account.

Income and realized and unrealized gains and losses from each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to any of our other income, gains or losses. We may accumulate in the Variable Account the charge for expense and mortality risk, mortality gains and losses and investment results applicable to those assets that are in excess of net assets supporting the Contracts.

               .................................................................

INVESTMENT OPTIONS

               .................................................................

Variable Investment Options and the Subaccounts


You may allocate the premiums paid under the Contract and transfer the Contract's Accumulated Value to one or more of the Subaccounts of the Variable Account. We invest the assets of each Subaccount in a corresponding Portfolio of the Fund. The Subaccounts and corresponding Portfolios are:



                  Subaccount                    Corresponding Portfolio
----------                                      -----------------------
Thrivent Technology Subaccount................. Thrivent Technology Portfolio
Thrivent Partner Small Cap Growth Subaccount... Thrivent Partner Small Cap Growth Portfolio
Thrivent Partner Small Cap Value Subaccount.... Thrivent Partner Small Cap Value Portfolio
Thrivent Small Cap Stock Subaccount............ Thrivent Small Cap Stock Portfolio
Thrivent Small Cap Index Subaccount............ Thrivent Small Cap Index Portfolio
Thrivent Mid Cap Growth Subaccount............. Thrivent Mid Cap Growth Portfolio
Thrivent Mid Cap Growth II Subaccount.......... Thrivent Mid Cap Growth Portfolio II
Thrivent Mid Cap Stock Subaccount.............. Thrivent Mid Cap Stock Portfolio
Thrivent Mid Cap Index Subaccount.............. Thrivent Mid Cap Index Portfolio
Thrivent Partner International Stock Subaccount Thrivent Partner International Stock Portfolio
Thrivent Partner All Cap Subaccount............ Thrivent Partner All Cap Portfolio
Thrivent Large Cap Growth Subaccount........... Thrivent Large Cap Growth Portfolio
Thrivent Large Cap Growth II Subaccount........ Thrivent Large Cap Growth Portfolio II
Thrivent Partner Growth Stock Subaccount....... Thrivent Partner Growth Stock Portfolio
Thrivent Large Cap Value Subaccount............ Thrivent Large Cap Value Portfolio
Thrivent Large Cap Stock Subaccount............ Thrivent Large Cap Stock Portfolio
Thrivent Large Cap Index Subaccount............ Thrivent Large Cap Index Portfolio
Thrivent Real Estate Securities Subaccount..... Thrivent Real Estate Securities Portfolio
Thrivent Balanced Subaccount................... Thrivent Balanced Portfolio
Thrivent High Yield Subaccount................. Thrivent High Yield Portfolio
Thrivent Partner High Yield Subaccount......... Thrivent Partner High Yield Portfolio
Thrivent Income Subaccount..................... Thrivent Income Portfolio
Thrivent Bond Index Subaccount................. Thrivent Bond Index Portfolio
Thrivent Limited Maturity Bond Subaccount...... Thrivent Limited Maturity Bond Portfolio
Thrivent Mortgage Securities Subaccount........ Thrivent Mortgage Securities Portfolio
Thrivent Money Market Subaccount............... Thrivent Money Market Portfolio




               .................................................................

INVESTMENT OPTIONS

               .................................................................

Each of the Portfolios has an investment objective as described below:




Thrivent Technology Portfolio. To seek long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.



Thrivent Partner Small Cap Growth Portfolio. To achieve long-term capital growth by investing primarily in a diversified portfolio of common stocks of U.S. small capitalization companies.



Thrivent Partner Small Cap Value Portfolio. To seek long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of smaller capitalization common stocks.





Thrivent Small Cap Stock Portfolio. To seek long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.



Thrivent Small Cap Index Portfolio. To strive for capital growth that approximates the performance of the S&P SmallCap 600 Index* by investing primarily in common stocks of the index.





Thrivent Mid Cap Growth Portfolio. To achieve long-term growth of capital by investing primarily in a professionally-managed diversified portfolio of common stocks of companies with medium market capitalizations.



Thrivent Mid Cap Growth Portfolio II. To achieve long-term growth of capital by investing primarily in a diversified portfolio of common stocks of companies with medium market capitalizations.



Thrivent Mid Cap Stock Portfolio. To seek long-term capital growth by investing primarily in common stocks and securities convertible into common stocks of mid-sized companies.



Thrivent Mid Cap Index Portfolio. To seek total returns that track the performance of the S&P MidCap 400 Index* by investing primarily in common stocks comprising the Index.



Thrivent Partner International Stock Portfolio. To strive for long-term capital growth by investing primarily in foreign stocks.





Thrivent Partner All Cap Portfolio. To seek long-term growth of capital.



Thrivent Large Cap Growth Portfolio. To achieve long-term growth of capital through investment primarily in common stocks of established corporations that appear to offer attractive prospects of a high total return from dividends and capital appreciation.



Thrivent Large Cap Growth Portfolio II. To achieve long-term growth of capital and future income by investing primarily in a diversified portfolio of common stocks of companies that appear to offer better than average long-term growth potential.



Thrivent Partner Growth Stock Portfolio. To achieve long-term growth of capital and, secondarily, increase dividend income by investing primarily in a diversified portfolio of common stocks of well-established growth companies.



Thrivent Large Cap Stock Portfolio. To seek long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.



Thrivent Large Cap Value Portfolio. To achieve long-term growth of capital.



Thrivent Large Cap Index Portfolio. To strive for investment results that approximate the performance of the S&P 500(R)* Index by investing primarily in common stocks of the Index.


               .................................................................

INVESTMENT OPTIONS

               .................................................................



Thrivent Real Estate Securities Portfolio. To seek to provide long-term capital appreciation and high current income by investing primarily in the equity securities of companies in the real estate industry.



Thrivent Balanced Portfolio. To seek capital growth and income by investing in a mix of common stocks, bonds and money market instruments. Securities are selected consistent with the policies of the Thrivent Large Cap Index and the Thrivent Bond Index Portfolios.



Thrivent High Yield Portfolio. To achieve a higher level of income through investment in a diversified portfolio of high yield securities ("junk bonds") which involve greater risks than higher quality investments, while also considering growth of capital as a secondary objective.



Thrivent Partner High Yield Bond Portfolio. To strive for high current income and secondarily capital growth by investing primarily in high-risk, high yield bonds commonly referred to as "junk bonds."



Thrivent Income Portfolio. To achieve a high level of income over the longer term while providing reasonable safety of capital through investment primarily in readily marketable intermediate- and long-term fixed income securities.



Thrivent Bond Index Portfolio. To strive for investment results similar to the total return of the Lehman Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.



Thrivent Limited Maturity Bond Portfolio. To seek a high level of current income consistent with stability of principal.



Thrivent Mortgage Securities Portfolio. To seek a combination of current income and long-term capital appreciation by investing primarily in a diversified portfolio of debt securities backed by pools of residential and/or commercial mortgages.



Thrivent Money Market Portfolio. To achieve the maximum current income that is consistent with stability of capital and maintenance of liquidity through investment in high-quality, short-term debt obligations.



* "Standard & Poor's(R)", "S&P(R)", "Standard & Poor's 500", "500", "Standard & Poor's SmallCap 600 Index", "S&P SmallCap 600 Index", "Standard & Poor's MidCap 400 Index" and "S&P MidCap 400 Index" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by us. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the product. (Please see the Statement of Additional Information of the Fund, which sets forth certain additional disclaimers and limitations of liabilities on behalf of S&P.)


               .................................................................

INVESTMENT OPTIONS

               .................................................................



We cannot assure that the Portfolios will achieve their respective investment objectives. You should periodically evaluate your allocation among the Subaccounts in light of current market conditions and the investment risks associated with investing in the various Portfolios of the Fund. A full description of the Portfolios, their investment objectives, policies, expenses, and risks and other aspects of the Fund's operations is contained in the accompanying prospectus for the Fund, which should be carefully read in conjunction with this Prospectus.



Shares of the Fund are sold to other insurance company separate accounts of ours and of our wholly owned subsidiary, Thrivent Life Insurance Company ("Thrivent Life") and to retirement plans that we sponsor. The Fund may, in the future, create new Portfolios. It is conceivable that in the future it may be disadvantageous for both variable annuity separate accounts and variable life insurance separate accounts and for Thrivent Life and us to invest simultaneously in the Fund, although we do not foresee any such disadvantages to either variable annuity or variable life insurance contract owners. The Fund's management intends to monitor events in order to identify any material conflicts between such Contract Owners and to determine what action, if any, should be taken in response. Material conflicts could result from, for example:


..  Changes in state insurance laws;

..  Changes in Federal income tax law;


..  Changes in the investment management of the Fund, or


..  Differences in voting instructions between those given by the Contract
   Owners from the different separate accounts.


If we believe the responses of the Fund to any of those events or conflicts insufficiently protects Contract Owners, we may take appropriate action on our own. Such action could include the sale of Fund shares by one or more of the separate accounts, which could have adverse consequences.



The Fund is registered with the SEC under the 1940 Act as open-end management investment companies (commonly called a "mutual fund"). That registration does not involve supervision by the SEC of the management or investment practices or policies of the Fund.



The Variable Account will purchase and redeem shares from the Fund at net asset value. Shares will be redeemed to the extent necessary for us to collect charges under the Contracts, to make payments upon surrenders, to provide benefits under the Contracts, or to transfer assets from one Subaccount to another Subaccount, the Fixed Account, or a Fixed Period Allocation as requested by Contract Owners. Any dividend or capital gain distribution received from a Portfolio of the Funds will be reinvested immediately at net asset value in shares of that Portfolio and retained as assets of the corresponding Subaccount.


Investment Management


We act as investment adviser for the Portfolios of the Fund, and we are a registered investment adviser under the Investment Advisers Act of 1940. We and the Fund have engaged the following investment subadvisers:





..  Franklin Advisers, Inc. serves as subadviser for Thrivent Partner Small Cap
   Growth Portfolio.



..  T. Rowe Price Associates, Inc. serves as subadviser for Thrivent Partner
   Small Cap Value Portfolio and Thrivent Partner Growth Stock Portfolio.





.. T. Rowe Price International, Inc., and Mercator Asset Management, LP serve as subadvisers for Thrivent Partner International Stock Portfolio.



..  Fidelity Management & Research Company serves as subadviser for Thrivent
   Partner All Cap Portfolio.


               .................................................................

INVESTMENT OPTIONS

               .................................................................

  FMR Co., Inc. serves as the Portfolio's sub-subadviser.




..  Pacific Investment Management Company LLC serves as subadviser for Thrivent
   Partner High Yield Bond Portfolio.



The Fund pays each of the above Subadvisers an annual fee for subadvisory services. Subadvisory fees are described fully in the Statement of Additional Information for the Fund.


Addition, Deletion, Combination, or Substitution of Investments


We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If Portfolio shares of the Fund are no longer available for investment or if in our judgment further investment in any Portfolio should become inappropriate in view of the purposes of the Variable Account, we may redeem the shares, if any, of that Portfolio and substitute shares of another registered open-end management company. We will not substitute any shares attributable to a Contract interest in a Subaccount of the Variable Account without notice and prior approval of the SEC and state insurance authorities, to the extent required by applicable law.



We also reserve the right to establish additional Subaccounts of the Variable Account, each of which would invest in shares corresponding to a new Portfolio of the Fund or in shares of another investment company having a specified investment objective. Subject to applicable law and any required SEC approval, we also may, in our sole discretion, establish new Subaccounts, combine two or more Subaccounts, or eliminate one or more Subaccounts if marketing needs, tax considerations or investment conditions warrant. Any new Subaccounts may be made available to existing Contract Owners on a basis to be determined by us.


If we deem it to be in the best interest of Contract Owners and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, deregistered under that Act if registration is no longer required, or combined with other separate accounts of ours.

Fixed Account


You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Account. Any amounts allocated to the Fixed Account are invested with our General Account assets. Interest will be credited on premiums allocated to the Fixed Account and on amounts transferred to the Fixed Account from the date of allocation or transfer. The initial interest rate for each such allocation or transfer is guaranteed for 12 months, and subsequent interest rates will not change more frequently than every 12 months. Interest will be compounded daily and will never be less than the Fixed Account Guaranteed Interest Rate shown in your Contract. The last-in, first-out accounting method will be used for partial surrenders, transfers, and transfer charges.




Fixed Period Allocations and the Market Value Adjustment Account


You may allocate the premiums paid under the Contract and transfers from the accumulated value in other investment options to the Fixed Period Allocations. Fixed Period Allocations are invested in a non-unitized separate investment account of ours, the Market Value Adjustment Account ("MVA Account"). Each such allocation or transfer must be at least $1,000 and will be a separate Fixed Period Allocation. For each amount allocated or transferred to a Fixed Period Allocation, you select an allocation period then offered by us. We may not offer any Fixed Period Allocations during some periods of time. The interest rate that applies to a Fixed


               .................................................................

INVESTMENT OPTIONS

               .................................................................


Period Allocation depends upon the date of the allocation and the duration selected. Interest will be credited on Fixed Period Allocations from the date of allocation or transfer and will be guaranteed for the entire period. Interest will be compounded daily and the effective annual interest rate will never be less than the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Accumulated Value which is surrendered or transferred from a Fixed Period Allocation more than 30 days before the end of its allocation period is subject to a Market Value Adjustment ("MVA").





At the end of an allocation period for a Fixed Period Allocation, if the amount allocated to that Fixed Period Allocation is at least $1,000, it will be applied on the expiration date as a new Fixed Period Allocation, unless, prior to the expiration date, you give us Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to surrender or transfer that amount. The allocation period will be the same as for the period just ended, provided that the period does not extend beyond the Annuity Date and that it is still offered by us. Otherwise, the allocation period will be the longest period then offered by us that does not extend beyond the Annuity Date. If the amount of the allocation is less than $1,000 or if all allocation periods then offered would extend beyond the Annuity Date, the amount of that Fixed Period Allocation will be transferred to the Thrivent Money Market Subaccount. We will notify you at least 30 days before the end of an allocation period for a Fixed Period Allocation. The first-in first-out accounting method will be used for surrenders and transfers from Fixed Period Allocations.


Market Value Adjustment

A MVA will apply to any portion of an amount in a Fixed Period Allocation that is surrendered or transferred more than 30 days before the end of its allocation period. The adjustment may increase or decrease the amount surrendered or transferred. The adjustment is determined by multiplying the total amount surrendered or transferred times:




      [(1 + i)/(1 + j+ .0025)]/(n/12)/ -1


where:

i is the Treasury Rate for the week prior to the date of allocation for a maturity equal to the Fixed Period Allocation from which the surrender or transfer is made;

j is the Treasury Rate for the week prior to the date of surrender or transfer for a maturity equal to the number of whole months remaining in that allocation period, but if fewer than 12 months remain, we will use the Treasury Rate for a maturity of one year; and

n is the whole number of months remaining in that allocation period.

If a Treasury Rate is not available for a maturity of "n" months, then "j" will be determined by linear interpolation of rates for maturity periods closest to n months. If Treasury Rates are no longer available, we will use similar rates as approved by the Insurance Department of the state in which your Contract was issued.


MVAs will be applied before any transfer charges or surrender charges. We guarantee that MVAs will not reduce interest earned on amounts allocated to Fixed Period Allocations to less than an effective annual rate, compounded daily, equal to the Fixed Period Allocation Minimum Guaranteed Interest Rate shown in your Contract. Any increase in accumulated value to effect this guarantee will be calculated upon a total transfer or surrender from all Fixed Period Allocations. This increase will be transferred to the Thrivent Money Market Subaccount for any such transfer or will be included in the surrender amount for any such surrender. For any transfer or surrender after which there remains accumulated value in any Fixed Period Allocation, the full MVA will be applied.




               .................................................................

INVESTMENT OPTIONS

               .................................................................


As an example to illustrate the operation of the MVA formula, assume that a net withdrawal of $20,000 is requested from a seven-year Fixed Period Allocation with 60 months remaining in the Fixed Period Allocation. Assume also that the seven-year Treasury Rate for the week prior to the date you made an allocation to that seven-year Fixed Period Allocation was 9% and the five-year Treasury Rate for the week prior to the date of surrender or transfer of that seven-year Fixed Allocation Period is 9.25%. Under the formula, "i" is equal to 9%, "j" is equal to 9.25%, and "n" is equal to 60. To calculate the MVA, we divide the sum of 1.00 and "i", 1.09, by the sum of 1.00 and "j" and .0025, or 1.095. The
resulting figure, .995434, is then taken to the fifth, or "n"/12/th/ power. From this amount, .977377, 1 is subtracted and the resulting figure, -.022623, is multiplied by an amount ($20,463) that will net $20,000 after application of the MVA of -$463. Since this figure is a negative number, the amount is subtracted from the remaining Fixed Period Allocation value. If "j" had been 8% instead of 9.25%, the MVA would have been +$678, which amount would have been added to the remaining Fixed Period Allocation value.

Additional Information about the Fixed Account and the MVA Account

Because of exemptive and exclusionary provisions, interests in the Fixed Account and the MVA Account have not been registered under the Securities Act of 1933 ("1933 Act"), and neither the Fixed Account nor the MVA Account is registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly neither the Fixed Account, the MVA Account, nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. Disclosures regarding the Fixed Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements in prospectuses. We have been advised that the staff of the Securities and Exchange Commission has not reviewed disclosure relating to the Fixed Account or the MVA Account. Contract Owners have no voting rights in the Variable Account with respect to Fixed Account or Fixed Period Allocation values.

THE CONTRACTS

               .................................................................

Purchasing a Contract

You purchase a Contract by submitting an application to us through one of our financial associates who is also a registered representative of Thrivent Investment Mgt. Contracts are offered to members and people eligible for membership. In your application you select the features of your Contract, including:

.. The amount of your initial premium. This premium must be at least $600 on an annualized basis.

..  How you want your premiums allocated among the Subaccount(s), the Fixed
   Account, and/or Fixed Period Allocations.

..  The death benefit options which you want.

.. The beneficiary or beneficiaries you want to receive the benefit payable upon the death of the Annuitant.

We reserve the right to limit the total amount of all premiums paid on the Contract to $1 million.

Processing Your Application

We will process your application when we receive it. Your Contract's Date of Issue is the date you sign the

               .................................................................

THE CONTRACTS

               .................................................................

application. If we determine that your application is in good order, we will approve it within two days after we receive it. If we determine that the application is not in good order, we will attempt to complete it within five business days. If the application is not complete at the end of this period, we will tell you the reason for the delay and inform you that we will return the initial premium to you unless you specifically consent to our keeping it until the application is complete.

Allocation of Premiums


If we approve your application on the date we receive it, we will allocate the initial premium among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Otherwise, we will deposit your initial premium in the General Account where it will earn interest at a rate that we determine. The interest and any cost of crediting interest will be paid by us, not other Contract Owners. At the end of that Valuation Period during which we approve your application, we will allocate your initial premium (including any interest earned while in the General Account) among the Subaccount(s), the Fixed Account, and/or Fixed Period Allocations according to your application. Any amount of your initial premium which you allocate to a Subaccount will be credited to your Contract with a number of Accumulation Units of that Subaccount based on the Subaccount's Accumulation Unit Value at the end of that Valuation Period. Subsequent allocations to a Subaccount will be credited with a number of Accumulation Units of that Subaccount based on the Subaccount's Accumulation Unit Value at the end of the Valuation Period when the allocation is made. See Subaccount Valuation.


The allocation percentages that you select must be in whole numbers and their sum must be 100%. We reserve the right to adjust allocation percentages to eliminate fractional percentages. Premiums that you pay after the initial premium are allocated at the end of the Valuation Period in which we receive them using the allocation percentages specified in your application. You may change the allocation percentages for future premiums without charge and at any time by giving us Written Notice or, if you have completed the Telephone Transaction Authorization Form, by telephone. Any change will apply to all future premiums unless you request another change.


The minimum you may allocate to a Fixed Period Allocation is $1,000. If you allocate an amount less than $1,000 to a Fixed Period Allocation, we will allocate that amount to the Thrivent Money Market Subaccount.


The values in the Subaccounts of the Variable Account will vary with the investment experience of the corresponding Portfolios. You bear the entire investment risk of the amounts allocated to Subaccounts of the Variable Account. You should periodically review your allocations of premiums in light of market conditions and your overall financial objectives.

Free Look Period

After you receive your Contract, you have a "free look" period of 10 days (some states require a longer free look period, and that will be indicated in your Contract) to decide if you want to keep it. If you decide to cancel the Contract within the free look period, you may do so by returning it to us or to the representative through whom you bought it. When we receive the Contract at our Service Center, we will cancel it and refund to you an amount equal to the Accumulated Value, except in those states which require a refund of all premiums that you have paid.

In addition to the "free look" period described, the Employee Retirement Income Security Act of 1974 ("ERISA") grants certain revocation rights to contracts issued as individual retirement annuities ("IRA's"). If your Contract is an IRA and you revoke it under the rights granted by ERISA, we will refund all premiums that you have paid regardless of the state in which the Contract was issued.

               .................................................................

THE CONTRACTS

               .................................................................


Accumulated Value of Your Contract

On or before the Annuity Date, your Contract's value is expressed as its Accumulated Value. Your Contract's Accumulated Value is the sum of the accumulated values in Subaccounts, the Fixed Account, and Fixed Period Allocations.

Your Contract's Accumulated Value will reflect the investment experience of the chosen Subaccounts, any amount of value in the Fixed Account, any amount in Fixed Period Allocations, any premiums that you pay, any surrenders you make, and any charges we assess in connection with the Contract. There is no guaranteed minimum Accumulated Value, and, because a Contract's Accumulated Value on any future date depends upon a number of variables, it cannot be predetermined.

Subaccount Valuation


On any Valuation Day, the accumulated value of your investment in a Subaccount is equal to the number of Accumulation Units attributable to that Subaccount multiplied by the accumulated unit value for that Subaccount. On any day that is not a Valuation Day, the accumulated value for a Subaccount will be determined on the next Valuation Day.


Accumulation Units
Transactions in and out of a Subaccount are made by crediting or reducing the Accumulation Units of the Subaccount at the Subaccount Accumulation Unit Value for your Contract.

We credit your Contract with Accumulation Units in a Subaccount when:

..  You allocate premiums to that Subaccount;

.. You transfer Accumulated Value into that Subaccount from another Subaccount, the Fixed Account, or a Fixed Period Allocation; or

.. Your spouse is the sole beneficiary and elects to continue the Contract after your death, and the excess of the death benefit over the Accumulated Value is allocated to the Subaccount.

We reduce the Accumulation Units in a Subaccount when:

..  You transfer Accumulated Value out of that Subaccount into another
   Subaccount, the Fixed Account, or a Fixed Period Allocation;

..  You make a surrender from that Subaccount; or

..  Transfer charges are applied against the Subaccount.

Accumulation Unit Value
For each Subaccount, there are multiple accumulation unit values, depending upon the different mortality and expense risk charges assessed against the Contracts participating in that Subaccount. A mortality and expense risk charge varies according to whether any death benefit options have been selected and the total accumulated value in the Subaccounts. A Subaccount's Accumulation Unit Value for your Contract is the unit price that is used whenever we credit or reduce Accumulation Units of the Subaccount. Accumulation Unit Values may increase or decrease at the end of each Valuation Period. We re-determine the Accumulation Unit Value for each Subaccount at the end of each Valuation Period. At the end of each Valuation Period, the Accumulation Unit Value for a Subaccount is equal to (1) multiplied by (2) where:

(1) Is the Accumulation Unit Value for that Subaccount at the end of the prior Valuation Period.

(2) Is the Net Investment Factor for that Subaccount for that period.

Net Investment Factor

The Net Investment Factor for a Subaccount measures investment performance of that Subaccount. The Net Investment Factor for a Subaccount for a Valuation Period is determined by dividing (1) by (2) and then subtracting (3) where:

(1) Is the sum of:

   (a) The net asset value per share of the corresponding Portfolio of the Subaccount at the end of the Valuation Period; plus

               .................................................................

THE CONTRACTS

               .................................................................


   (b) The per share amount of any dividend or capital gain distribution made by the Portfolio if the "ex-dividend" date occurs during the Valuation Period; plus or minus

   (c) A per share charge or credit for any taxes reserved for that we determine to be a result of the investment operation of the Portfolio.

(2) Is the net asset value per share of the corresponding Portfolio of the Subaccount at the end of the prior Valuation Period.


(3) Is the mortality and expense risk charge we deduct for each day in the Valuation Period and is based upon the daily accumulated value in each Subaccount. For Accumulation Unit Values, the mortality and expense risk charge is based upon the total accumulated value in the subaccounts and whether you have selected any death benefit options. For Contracts with no death benefit options, the mortality and expense risk charge for Accumulation Unit Value is currently 1.10% and guaranteed never to exceed 1.25%. The mortality and expense risk charge for Annuity Unit Values is 1.25%.


Minimum Accumulated Value

We will terminate your Contract on any Contract Anniversary if the Accumulated Value is less than $600 and you have not paid a premium during the previous 36-month period.

If we know that your Contract will not meet this requirement on an upcoming Contract Anniversary, we will notify you 60 days before that anniversary and inform you of the minimum dollar amount which you must pay to keep the Contract in force. If you fail to pay at least that amount, we will terminate your Contract on the Contract Anniversary and pay you the remaining Accumulated Value.

Death Benefit Before the Annuity Date

Your Contract provides for a death benefit if the Annuitant dies before the Annuity Date. The amount of the death benefit will be the sum of (1) and (2) where


(1) Is the greatest of:


   (a) The Basic Death Benefit;

   (b) The Maximum Anniversary Death Benefit, if any; and

   (c) The Premium Accumulation Death Benefit, if any.


(2) Is the amount of the Earnings Addition Death Benefit, if any.


Basic Death Benefit

The Basic Death Benefit is equal to the greater of the Accumulated Value on that day and the adjusted sum of premiums determined as follows:

(1) As of the day a premium is received by us, the sum is increased by the amount of that premium.

(2) As of the day a partial surrender is made, the sum is decreased by the same proportion as the Accumulated Value was decreased by that surrender.

Death Benefit Options

Death Benefit Options are not available if any Annuitant(s) attained age is 74 or more.

Maximum Anniversary Death Benefit. If you purchase this option, the Maximum Anniversary Death Benefit on any day on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the greatest of the Anniversary Death Benefits determined as of that day for each Contract Anniversary. The Anniversary Death Benefit for a Contract Anniversary is the Accumulated

               .................................................................

THE CONTRACTS

               .................................................................

Value on that anniversary adjusted as follows for any premiums paid or partial surrenders made after that date:

(1) As of the day a premium is received by us, the benefit is increased by the amount of that premium.

(2) As of the day that a partial surrender is made, the same proportion of the Anniversary Death Benefit on that day as the Accumulated Value is decreased by that partial surrender.


On any day after any Annuitant attains Age 80, the Maximum Anniversary Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted as in (1) and (2) above for any premiums paid or partial surrenders made after that anniversary.



Premium Accumulation Death Benefit. If you purchase this option, the Premium Accumulation Death Benefit on any date on or before the Contract Anniversary on which the Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) is the lesser of:


(1) The accumulation at 5% effective annual interest (compounded daily) of the premiums received by us adjusted for any partial surrenders. As of the day that a partial surrender is made, the accumulated premiums are decreased by the same proportion as the Accumulated Value was decreased by the surrender; and

(2) Two times the adjusted sum of the premiums determined for the Basic Death Benefit.

The Premium Accumulation Death Benefit on any date after any Annuitant attains Age 80 is equal to the sum of the amount calculated above on the Age 80
Contract Anniversary and any premiums received by us after that anniversary, adjusted as in (1) above for any partial surrenders made after that anniversary.

Earnings Addition Death Benefit. If you purchase this option, the Earnings Addition Death Benefit of your Contract on or before any Annuitant attains Age 80 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age 80) will be 40% of the lesser of:

(1) The adjusted sum of premiums determined for the Basic Death Benefit; and

(2) The amount by which the Accumulated Value on that date exceeds the amount determined in clause (1) above.

On any day after any Annuitant attains Age 80, the Earnings Addition Death Benefit is equal to the amount calculated above on the Age 80 Contract Anniversary adjusted for any partial surrenders made after that anniversary. As of a day that a partial surrender is made, the amount calculated on the Age 80 Contract Anniversary is decreased by the same proportion as the Accumulated Value was decreased by the surrender.

Calculation of Death Benefit

We calculate the death benefit on the later of:

(1) The end of the Valuation Period during which we receive proof of the Annuitant's death; and

(2) The end of the Valuation Period during which we receive signed notice of a beneficiary's election to receive death proceeds, or any later date specified in that notice agreed to by us.

Beneficiaries who are natural persons may elect to receive the death benefit in a lump sum or according to one of the settlement plans described in the Contract. See Annuity Provisions--Settlement Options. After we receive a beneficiary's election, proceeds payable to the other beneficiaries, if any, will earn interest at a rate of at least 3% per year. If we do not receive a written request from a beneficiary within one year following the date of the Annuitant's death, we will deem that beneficiary to have requested that portion of the death benefit proceeds to be left on deposit with interest at a rate of at least 3% per year. If the Annuitant was also the Owner, the beneficiary may leave the death proceeds on

               .................................................................

THE CONTRACTS

               .................................................................

deposit for up to five years from the date of the Annuitant's death, at which time we will make a lump sum payment of any amounts not subsequently withdrawn. If the Annuitant was not the Owner, the death proceeds may be left on deposit for as long as the beneficiary determines to do so. We will provide annual statements to the beneficiary with respect to the values held on deposit.

Death of an Owner Before the Annuity Date

If you are an owner, but not the Annuitant, upon your death we will pay the cash surrender value of the Contract to your successor owner. Upon the death of the first owner to die, we are required to distribute the death proceeds or cash surrender value to either your beneficiary or successor owner:

..  Within five years of your death; or

.. If your beneficiary or successor owner is a natural person, he or she may select an annuity payment option. Payments must begin within one year of your death.

The annuity payments in the selected annuity payment option must be made over a period that does not extend beyond the life or life expectancy of the beneficiary or successor owner, as applicable.

Spouse Election to Continue the Contract

If you are the owner of the Contract and your spouse is the sole primary beneficiary, he or she may, to the extent permitted by law, elect to continue the Contract in force, in which case your spouse will become and be treated as the Annuitant and owner. Your spouse will have 60 days from the date we receive proof of your death in which to elect to receive proceeds or to continue the Contract.


If your spouse elects to continue the Contract, the election will be effective on the date we receive it. If an election to receive proceeds or to continue the Contract is not made within 60 days, your spouse will be deemed to have elected to continue the Contract effective on the 60th day. Any amount of death proceeds in excess of the Accumulated Value of the Contract will be allocated to the Subaccounts, the Fixed Account, and Fixed Period Allocations according to the ratio of the accumulated value in each to the Accumulated Value of the Contract, except that any portion of such amount which is attributable to amounts in a Fixed Period Allocation will be allocated to the Thrivent Money Market Subaccount. If your spouse elects to continue the Contract, the Basic Death Benefit and any optional death benefits will be determined according to your Contract based on the Accumulated Value and premiums or partial surrenders made on or after the date your spouse elects to continue the Contract.


If your Contract was issued in connection with a Qualified Plan, additional restrictions on the manner of payment of the death benefit may apply. Any such restrictions will be stated in the Contract or the plan documents. Purchasers acquiring Contracts pursuant to Qualified Plans should consult qualified pension or tax advisers.

Death Benefit After the Annuity Date

If the Annuitant dies while we are paying you an annuity income under a settlement option, any death benefit payable will depend on the terms of the settlement option. See Annuity Provisions--Settlement Options.

Surrender (Redemption)

On or before the Annuity Date while the Annuitant is living, you may surrender your Contract for its cash surrender value or you may request a partial surrender or systematic partial surrender by submitting a signed Thrivent Financial surrender form to our Service Center. The surrender or withdrawal will not be processed until we receive your surrender request at our Service Center in good order.

               .................................................................

THE CONTRACTS

               .................................................................


If you have completed the Telephone Transaction Authorization Form, you may make partial surrenders by telephone. (Contracts used in a tax-sheltered annuity under Section 403(b) of the Internal Revenue Code will be subject to certain restrictions regarding surrenders. See Federal Tax Status--Qualified Plans.) Any surrender which you request will be made at the end of the Valuation Period during which the requirements for surrender are completed. We will pay you the proceeds from a surrender within seven days after the surrender is made.

The cash surrender value of your Contract will be equal to the Accumulated Value of your Contract increased or decreased by any MVA applied to Fixed Period Allocations and decreased by any surrender charge. See Charges and Deductions--Surrender Charge (Contingent Deferred Sales Charge).

When you request a partial surrender, you specify the amount that you want to receive as a result of the surrender. The partial surrender may be any amount which (1) is at least $200, (2) does not exceed the Accumulated Value, and (3) does not reduce the remaining Accumulated Value in the Contract to less than $600.


If the amount you request as a partial surrender would reduce the remaining Accumulated Value to less than $600, we will contact you to determine whether you would like a partial surrender of an amount that would result in remaining Accumulated Value of at least $600 or whether instead you would like to make a full surrender of your Contract. If we are unable to contact you within seven days, we will treat your request as a request for a full surrender.


If there is no MVA, surrender charge, or withholding tax associated with the surrender, the amount surrendered will be the amount that you request to receive. Otherwise, the amount surrendered will be the amount necessary to provide the amount requested after we apply the MVA, surrender charge, and any tax withholding.

When you request a partial surrender, we will allocate the partial surrender among the Subaccounts, the Fixed Account, and each Fixed Period Allocation according to the ratio for the Contract of the accumulated value (plus any MVA) in each Fixed Period Allocation, each Subaccount, and the Fixed Account to the Accumulated Value (plus any MVA) of the Contract. Amounts surrendered from a Subaccount will be done by reducing Accumulation Units of that Subaccount. Any amounts applied against Fixed Period Allocations will be taken in order from Fixed Period Allocations in first-in, first-out order.


With our approval, you may specify a different allocation for a partial surrender. If you have requested that a systematic partial surrender should be allocated to a specific Subaccount and the value in that Subaccount is less than the amount of the allocation, we will allocate the partial surrender as described above among the Subaccounts, the Fixed Account, and each Fixed Period Allocation.


After the Annuity Date, your Contract does not have an Accumulated Value that can be surrendered. However, surrender may be allowed under certain settlement options. See Annuity Provisions--Settlement Options.


You must have a Medallion Signature Guarantee if you want to do any of the following:



..  Surrender a value of more than $100,000;



..  Send proceeds to an address other than the one listed on your account; or



..  Make the check payable to someone other than the current owner(s).



A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You sign the Thrivent Financial Surrender form and have the signature(s) guaranteed by an eligible guarantor


               .................................................................

THE CONTRACTS

               .................................................................


institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.


For all surrenders, you should consider the tax implications of a surrender before you make a surrender request. See Federal Tax Status.

Transfers Of Accumulated Value


On or before the Annuity Date while an Annuitant is still living, you may request the transfer of all or a part of your Contract's Accumulated Value among the Subaccounts, the Fixed Account, and Fixed Period Allocations.


You can request a transfer in two ways:

(1) By giving us Written Notice; or


(2) By telephone after completing a Telephone Transaction Authorization Form.


We will make the transfer at the end of the Valuation Period during which we receive your request. If you request a transfer to or from a Subaccount, we will credit or reduce your Accumulation Units of the chosen Subaccount. Transfers are subject to the following conditions:


.. The total amount transferred from a Subaccount, a Fixed Period Allocation, or the Fixed Account must be at least $200. However, if the total value in a Subaccount, a Fixed Period Allocation, or the Fixed Account is less than $200, the entire amount may be transferred. Transfers from a Fixed Period Allocation are subject to a MVA.


.. The amount transferred from the Fixed Account in any Contract Year may not exceed the greater of $500 and 25% of the accumulated value in the Fixed Account at the time the first transfer is made in that Contract Year.


.. The amount transferred to a Fixed Period Allocation cannot be less than $1,000.



.. You may make 12 free transfers in any Contract Year. For each transfer in excess of 12 (excluding automatic transfers made through dollar cost averaging or asset rebalancing), we will charge you $25. We reserve the right to limit the number of transfers you make in any Contract Year.


Transfers may also be subject to any conditions that the Portfolio whose shares are involved may impose.

Dollar Cost Averaging

Your Contract provides for two different dollar cost averaging programs that allow you to have automatic periodic transfers made to one or more Subaccounts. Dollar cost averaging is generally suitable if you are making a substantial deposit to your Contract and desire to control the risk of investing at the top of a market cycle. Either dollar cost averaging program allows such investments to be made in equal installments over time in an effort to reduce such risk. Dollar cost averaging does not guarantee that your Contract's Accumulated Value will gain in value, nor will it protect against a decline in value if market prices fall. However, it can be an effective strategy to help meet your long-term goals.

Neither dollar cost averaging program allows you to make automatic transfers to the Fixed Account or a Fixed Period Allocation. To participate in a dollar cost averaging program, complete the Dollar Cost Averaging Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request a Dollar Cost Averaging Form. The dollar cost averaging programs you may participate in are described below.

Dollar Cost Averaging from the Fixed Account
In the application for your Contract, you may dedicate a premium of at least $10,000 to be allocated to a one-year allocation in the Fixed Account (the "DCA Fixed Account") for automatic monthly transfers to one or

               .................................................................

THE CONTRACTS

               .................................................................

more Subaccounts. The amount allocated to the DCA Fixed Account will be credited with an interest rate that will be determined when the payment is received and will be guaranteed for the duration of the one-year period.


One-twelfth of the amount you allocate to the DCA Fixed Account will be transferred to the designated Subaccounts on the date we receive it, and subsequent transfers will be made on the same date each month for the next 11 months. The amount of the transfer each month will be equal to the accumulated value in the DCA Fixed Account divided by the number of automatic transfers remaining. If you terminate the automatic transfers before the twelfth transfer is made, the accumulated value in the DCA Fixed Account will be transferred to the Thrivent Money Market Subaccount unless you request that it be transferred to a different Subaccount.


Money Market Dollar Cost Averaging

You may establish a dollar cost averaging program to make periodic transfers of at least $200 from the Thrivent Money Market Subaccount to one or more other Subaccounts. The transfers will be made on the date you specify in your application for automatic transfers and will continue until the earlier of (1) the date the amount in the Thrivent Money Market Subaccount is less than the total amount to be transferred on that date or (2) the date we receive Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form) to terminate automatic transfers.


Asset Rebalancing


On or before the Annuity Date, you may participate in an optional asset rebalancing program that allows you to elect a specific asset allocation to maintain over time. The sum of the rebalancing percentages must be 100% and each rebalancing allocation percentage must be a whole number not greater than 100%. You may select any date to begin the asset rebalancing program and whether to have your Subaccounts reallocated semiannually or annually. The rebalancing will be done after all other transfers and allocations to or from the Subaccounts for the Valuation Day. The asset rebalancing program does not allow you to include the Fixed Account or a Fixed Period Allocation in the rebalancing program. To participate in the asset rebalancing program, complete the Asset Rebalancing Form at the time of your application or call 1-800-THRIVENT (1-800-847-4836) to request an Asset Rebalancing Form.


Telephone Transactions

You may make partial surrenders, transfers, premium allocation changes, and certain other transactions by telephone if you sign a Telephone Transaction Authorization Form. If you elect to complete the Telephone Transaction Authorization Form, you thereby agree that we, our representatives and employees will not be liable for any loss, liability, cost or expense when we, our representatives and employees act in accordance with the telephone instructions that have been properly received and recorded on voice recording equipment. If a telephone authorization or instruction processed after you have completed the Telephone Transaction Authorization Form is later determined not to have been made by you or was made without your authorization, and a loss results from such unauthorized instruction, you bear the risk of this loss. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. In the event we do not employ such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. Such procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of such instructions and/or tape recording telephone instructions.

               .................................................................

THE CONTRACTS

               .................................................................


Assignments

Assignment is the transfer of Contract ownership from one party to another. If the Contract was issued in a Qualified Plan, then before the Annuity Date:

.. You may transfer ownership to a trust, custodian, or employer, unless the plan is governed by Sections 408 or 408A of the Internal Revenue Code.

..  If the Contract Owner is a trust, custodian or employer, then the Contract
   Owner may transfer ownership to the Annuitant.

.. Otherwise, the Contract may not be sold, assigned, discounted or pledged as collateral for a loan or as security for performance of an obligation or for any other purpose to any person other than us.

If the Contract is not used in a Qualified Plan, then, before the Annuity Date, ownership may be transferred subject to our approval, except that joint Annuitants who are also joint owners may not transfer ownership to a natural person, and the Contract may be assigned as collateral. If the Contract was applied for as a juvenile contract, then ownership may be transferred only after control has been transferred to the Annuitant.

We are not bound by an assignment unless we receive notice of it in writing at our Service Center. We are not responsible for the validity or effect of any assignment.

You should consider the tax implications of an assignment. See Federal Tax
Status.

Contract Owner, Beneficiaries and Annuitants


The Annuitant is the owner of the Contract unless another owner is named in the application or ownership is transferred or assigned to another person. While an Annuitant is living and before the Annuity Date, the owner may exercise all of the owner's rights under the Contract. If there are multiple owners, all must act in concert to exercise ownership rights.


If the Contract was applied for as a juvenile contract, the Annuitant may not exercise ownership rights until control is transferred to the Annuitant. Before control is transferred, the person who applied for the Contract as applicant/controller may exercise ownership rights on behalf of the Annuitant.

The Contract Owner may (subject to the eligibility requirements in the bylaws of Thrivent Financial) name a beneficiary to receive the death benefit or the annuity proceeds payable under the Contract. If the beneficiary is not living on the date payment is due or if no beneficiary has been named, the death benefit will be paid to the Contract Owner, if living, or otherwise to the Contract Owner's estate.

The Contract Owner may change the beneficiary by giving us Written Notice of the change. The change will not be effective until we receive and acknowledge your Written Notice at our Service Center. Once we receive it, the change will be effective as of the date on which you signed the notice. However, the change will not affect any payments made or actions taken by us before we received your notice, and we will not be responsible for the validity of any change.

               .................................................................

CHARGES AND DEDUCTIONS

               .................................................................

Surrender Charge (Contingent Deferred Sales Charge)

We do not deduct a charge for sales expenses from premiums at the time premiums are paid. Instead, we deduct a charge at the time you surrender all or part of the Accumulated Value or begin receiving annuity proceeds, subject to certain exceptions noted below. This surrender charge applies only during the first six Contract Years. During those years, we calculate the surrender charge as a percentage of the amount that you surrender. The amount surrendered to pay the surrender charge is subject to the surrender charge. The surrender charge will be deducted from the Accumulated Value after we pay you the amount you requested.

                               Surrender Charges

                         Contract Year Percent Applied
                         ------------- ---------------
                               1              6%
                               2              5%
                               3              4%
                               4              3%
                               5              2%
                               6              1%

After Contract Year six, there is no charge for making surrenders. In addition, during the first six Contract Years we will limit or waive surrender charges as follows:

.. Surrenders Paid Under Certain Settlement Options. For surrenders that you make after Contract Year three, there is no surrender charge applied to amounts you elect to have paid under:

   (1) A settlement option for a fixed amount or a fixed period (including Option 3V described under "Annuity Provisions--Settlement Options") if the payments will be made for at least three years and you agree at the time of settlement that after the first payment is made, you may not revoke or change the settlement option.

   (2) Options which involve a life income, including Option 4V or 5V described under "Annuity Provisions--Settlement Options."

.. Ten Percent Free Each Contract Year. In each Contract Year, you may surrender without a surrender charge up to 10% of the Accumulated Value existing at the time of your first surrender made in that Contract Year. This "Ten Percent Free" is not cumulative. For example, if you make no surrenders during the first three Contract Years, the percentage of Accumulated Value that you may surrender without charge in the fourth Contract Year is 10%, not 40%.

.. Total Disability of the Annuitant. There is no surrender charge during or within 90 days after the end of the Annuitant's total disability (as defined in your Contract), provided that the total disability begins after the Contract is issued and before the Annuitant attains Age 65. We will require proof of total disability satisfactory to us.


.. Confinement of the Annuitant or the Annuitant's Spouse in a Hospital, Nursing Home, or Hospice. There is no surrender charge during or within 90 days after the end of the confinement of the Annuitant or the Annuitant's spouse in a licensed hospital, nursing home, or hospice, provided that the confinement begins after the Contract has been issued and continues for at least 30 consecutive days. We will require proof of confinement satisfactory to us.


.. Terminal Illness of the Annuitant or the Annuitant's Spouse. There is no surrender charge if the Annuitant or the Annuitant's spouse has a life expectancy of 12 months or less. We will require certification by a physician acting within the scope of his or her license and may require independent medical verification.

.. Loss of the Annuitant's Job. There is no surrender charge if the Annuitant is unemployed for 90 consecutive days and receives state unemployment benefits and the surrender is made during unemployment or within 90 days after unemployment benefits cease. The unemployment must begin after the Contract is issued. We will require satisfactory proof of unemployment.

               .................................................................

CHARGES AND DEDUCTIONS

               .................................................................


.. Series of Substantially Equal Periodic Payments for Life. There is no surrender charge if you receive payments made as one of a series of substantially equal periodic payments for your life or your life expectancy or the joint life expectancies of you and your beneficiary made not less frequently than annually.

Certain surrenders are subject to a 10% Federal tax penalty on the amount of income withdrawn. See Federal Tax Status.

If surrender charges are not sufficient to cover our sales expenses, we will bear the loss; conversely, if the amount of such charges proves more than enough, we will retain the excess. See Sufficiency of Charges below. We do not currently believe that the surrender charges we impose will cover our expected costs of distributing the Contracts.

Mortality and Expense Risk Charge

We assume certain financial risks associated with the Contracts. Those risks are of two basic types:

.. Mortality Risk. This includes our risk that (1) death benefits paid before the Annuity Date will be greater than the Accumulated Value available to pay those benefits, and (2) annuity payments involving life incomes will continue longer than we expected due to lower than expected death rates of the persons receiving them.

.. Expense Risk. This is the risk that the expenses we incur with respect to the Contracts will exceed Contract charges.

As compensation for assuming these risks, we deduct a daily mortality and expense risk charge from the average daily net assets in the Variable Account. Prior to the Annuity Date, the amount of the mortality and expense risk charge depends upon whether your Contract has the Basic Death Benefit only or one or more death benefit options. The Fee and Expense Tables list the current and maximum mortality and expense risk charges for the various death benefits for a Contract. We may change the current mortality and expense risk charge for your Contract in the future, but we guarantee that it will never exceed the maximum annual rates shown in the Fee and Expense Tables. On or after the Annuity Date, the mortality and expense risk charge for Annuity Unit Values is 1.25%.


If the mortality and expense risk charge is insufficient to cover the actual cost of the mortality and expense risks assumed by us, we will bear the loss.
We will not reduce annuity payments to compensate for the insufficiency. If the mortality and expense risk charge proves more than sufficient, the excess will be profit available to us for any appropriate corporate purpose including, among other things, payment of sales expenses. See Sufficiency of Charges below.


Transfer Charge

You may make 12 free transfers in each Contract Year. Subsequent transfers (other than the dollar cost averaging and asset rebalancing programs) will incur a $25 transfer charge.

Surrender of Life Income Settlement Option

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. We calculate the commuted value of the payments remaining in the guaranteed period by using an interest rate that is 0.25% higher than the interest rate that is used to determine the income payable under the life income settlement option.

Limited Exception to Surrender Charges

When the Contract is offered within a Qualified Plan in exchange for another variable annuity previously issued by us which is in a Qualified Plan, we may reduce or waive the surrender charge or the length of time that it applies.

               .................................................................

CHARGES AND DEDUCTIONS

               .................................................................


Expenses of the Fund


Because the Variable Account purchases shares of the Fund, the net assets of the Variable Account will reflect the investment advisory fee or other expenses incurred by the Fund. See the Fee and Expense Tables and the accompanying current prospectus for the Fund.


Taxes

Currently, no charge will be made against the Variable Account for Federal income taxes. We may, however, make such a charge in the future if income or gains within the Variable Account will result in any Federal income tax liability to us. Charges for other taxes, if any, attributable to the Variable Account may also be made. See Federal Tax Status.

Sufficiency of Charges

If the amount of all charges assessed in connection with the Contracts as described above is not enough to cover all expenses incurred in connection therewith, we will bear the loss. Any such expenses borne by us will be paid out of our General Account which may include, among other things, proceeds derived from mortality and expense risk charges deducted from the Variable Account. Conversely, if the amount of such charges proves more than enough, we will retain the excess.

ANNUITY PROVISIONS

               .................................................................

Annuity Date

The Annuity Date is the date on which we begin paying you an annuity income provided by your Contract's cash surrender value. The Annuity Date stated in your Contract is the latest date on which we will begin paying you an annuity income. For a Contract used in a Qualified Plan, that date is the Contract Anniversary on which the Annuitant attains Age 114. For all other Contracts, the Annuity Date stated in the Contract is the later of (1) the Contract Anniversary on which the Annuitant attains Age 90 (or, if there are two Annuitants, the Contract Anniversary on which the older Annuitant attains Age
90) or (2) seven years after the Issue Age. You may select any date after the Date of Issue as the Annuity Date by giving us Written Notice at least 10 days before both the Annuity Date currently in effect and the new Annuity Date. The new date is subject to our approval and any applicable surrender charge. See Charges and Deductions.

Annuity Proceeds

The annuity proceeds will be the amount provided by the cash surrender value on the Annuity Date. If the Annuity Date occurs within the first six Contract Years, surrender charges will be deducted from the Accumulated Value if they apply.


Unless you direct otherwise, the annuity proceeds will be allocated among the Subaccounts and the Fixed Account according to the ratio that each of the Subaccounts and the Fixed Account bears to the cash surrender value, and any amount of the cash surrender value attributable to a Fixed Period Allocation will be applied to the Fixed Account. You may change the allocation among the available Subaccounts or make a transfer to a Fixed Annuity by providing us with Written Notice or notice by telephone (if you have completed the Telephone Transaction Authorization Form). Any change in the allocation will be effective at the end of the Valuation Period that we receive your request, and it will affect the amount of future variable annuity payments.


We will pay you the annuity proceeds by a settlement agreement according to the annuity settlement option that you select. However, we will pay the proceeds in a single sum if the Accumulated Value on the Annuity Date is less than $2,000 or if you elect to receive the

               .................................................................

ANNUITY PROVISIONS

               .................................................................

proceeds in a single sum. If we pay you proceeds in a single sum, your Contract will terminate on the Annuity Date.

If you have not selected either a settlement option or a single sum payment by the Annuity Date, we will pay proceeds of $2,000 or more using a variable annuity with (1) life income with 10-year guarantee period if one Annuitant is living on the Annuity Date, or (2) joint and survivor life income with a 10-year guarantee period if two Annuitants are living on the Annuity Date, with either variable annuity based on an effective interest rate of 3%.

Settlement Options

You may elect to have proceeds paid to you under an annuity settlement option or a combination of options. Under each option, you may choose whether annuity payments are to be made on a fixed or variable basis or both. You may change your choice of settlement option by giving us Written Notice at least 30 days before the Annuity Date.

The fixed annuity settlement options available to you are described in your Contract but are not summarized here. The variable annuity settlement options that your Contract offers are as follows:

.. Option 3V--Income for a Fixed Period. Under this option, we pay an annuity income for a fixed period up to 30 years or life expectancy, if greater.

.. Option 4V--Life Income with Guaranteed Period. Under this option, we pay an annuity income for the lifetime of the payee. If the payee dies during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 30 years.

.. Option 5V--Joint and Survivor Life Income with Guaranteed Period. Under this option, we pay an annuity income for as long as at least one of two payees is alive. If both payees die during the guaranteed period, payments will be continued to the end of that period and will be paid to the beneficiary. You may select a guaranteed period of up to 30 years.

In addition to these options, proceeds may be paid under any other settlement option that you suggest and to which we agree.

If we are making payments under a life income settlement option, a payee may elect to receive a lump sum instead of continuing payments under the life income settlement option, unless the life income election was irrevocable. The lump sum payable on any day is the present value of payments remaining in the guaranteed period, based on variable annuity unit values on the date the lump sum is elected and the interest rate used to determine the income payable plus 0.25%.

If an owner or payee dies on or after the Annuity Date and before all of the annuity proceeds have been paid, we must pay any remaining annuity proceeds under the settlement option at least as rapidly as payments were being paid under that settlement option on the date of death.

Frequency of Annuity Payments

Annuity payments under a settlement option will be paid at monthly intervals unless you and we agree to a different payment schedule. Payments under any settlement option must be in amounts at least as great as $50. If annuity payments would be or become less than $50, we may change the frequency of payments to intervals that will result in payments of at least $50.

Amount of Variable Annuity Payments

The amount of the first variable annuity payment is determined by applying the proceeds to be paid to the annuity table in the Contract for the option that you select. The table is based upon an Assumed Investment Rate ("AIR") and shows the amount of the initial

               .................................................................

ANNUITY PROVISIONS

               .................................................................

annuity payment for each $1,000 applied. The AIR is the interest rate used to determine the amount of the variable annuity payments. The AIR affects both the amount of the first variable payment and the amount by which subsequent payments increase or decrease. You may select an AIR of 3%, 4%, or 5% when you choose a variable annuity settlement option. If you select an AIR of 5%, you will receive a higher initial payment, but subsequent payments will rise more slowly or fall more rapidly than if you select an AIR of 3% or 4%. If the actual investment experience is equal to the AIR that you choose, your annuity payments will remain level.

Subsequent variable annuity payments vary in amount according to the investment experience of the selected Subaccount(s). Assuming annuity payments are based on the unit values of a single Subaccount, the dollar amount of the first annuity payment (as determined above) is divided by the Annuity Unit Value as of the Annuity Date to establish the number of Annuity Units representing each annuity payment. This number of Annuity Units remains fixed during the annuity payment period unless you request a change in the allocation or you have selected a joint and survivor life income settlement option with a reduced payment after the first payee dies. The dollar amount of the second and subsequent variable annuity payments is not predetermined and may change from payment to payment. The dollar amount of the second and each subsequent variable annuity payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value. See Subaccount Annuity Unit Value below. If the payment is based upon the Annuity Unit Values of more than one Subaccount, the procedure described here is repeated for each applicable Subaccount and the sum of the payments based on each Subaccount is the amount of the annuity payment.

The annuity table in the Contract is based on the mortality table specified in the Contract. Under that table, the longer the life expectancy of the Annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. We guarantee that the dollar amount of each fixed and variable annuity payment after the first payment will not be affected by variations in expenses or in mortality experience from the mortality assumptions used to determine the first payment.

The Contract contains a formula for adjusting the Age of the Annuitant based on the date when the annuity payments begin for purposes of determining the monthly annuity payments. If the annuity payments begin prior to 2010, there is no age adjustment. If the annuity payments begin during the years 2010 through 2019, the Annuitant's Age is reduced one year. For each decade thereafter, the Annuitant's Age is reduced one additional year.

An age adjustment results in a reduction in the monthly annuity payments that would otherwise be made. Therefore, if the rates we are using are those shown in the annuity tables contained in the Contract, it may be advantageous for you to begin receiving annuity payments on a date that immediately precedes the date on which an age adjustment would occur under the Contract. For example, the annuity payment rates in the annuity tables for an Annuitant who begins receiving annuity payments in the year 2020 are the same as those for annuity payments which begin 12 months earlier, even though the Annuitant is one year older, because the new decade results in the Annuitant's age being reduced an additional year. Our current annuity rates, unlike the guaranteed rates, do not involve any age adjustment.

Subaccount Annuity Unit Value

A Subaccount's Annuity Unit Value is used to determine the dollar value of annuity payments based on Annuity Units of the Subaccount. Annuity Unit Values may increase or decrease during each Valuation Period. We re-determine the Annuity Unit Value for each Subaccount at the end of each Valuation Period. The

               .................................................................

ANNUITY PROVISIONS

               .................................................................

initial Annuity Unit Value for a Subaccount was equal to the initial Accumulation Unit Value for that Subaccount. At the end of any subsequent Valuation Period, each Subaccount's Annuity Unit Value is equal to (1) x (2) x
(3) where:

(1) Is that Subaccount's Annuity Unit Value at the end of the immediately preceding Valuation Period.

(2) Is that Subaccount's Net Investment Factor for the current Valuation Period. See Net Investment Factor described earlier in this Prospectus.

(3) Is a discount factor equivalent to the assumed investment rate.

GENERAL PROVISIONS

               .................................................................

Entire Contract

Your entire insurance Contract is comprised of:

..  the Contract including any attached riders, endorsements or amendments;

..  the application attached to the Contract; and

.. the Thrivent Financial Articles of Incorporation and Bylaws which are in effect on the issue date of the Contract.

Postponement of Payments

We may delay payment of any surrender, death benefit or annuity payment amounts that are in the Variable Account if:

(1) The New York Stock Exchange is closed other than customary weekend and holiday closings, or trading on the New York Stock Exchange is restricted as determined by the SEC, or

(2) An emergency exists, as determined by the SEC, as a result of which disposal of securities is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets.

Transfers and allocations of Accumulated Value to and from the Subaccounts of the Variable Account may also be postponed under these circumstances.

Payment by Check

If you pay a premium by check, we require a reasonable time for that check to clear your bank before such funds would be available to you. This period of time will not exceed 15 days.

Date of Receipt

Except as otherwise stated herein, the date of our receipt of any Written Notice, premium payment, telephonic instructions or other communication is the actual date it is received at our Service Center in proper form unless received
(1) after the close of the New York Stock Exchange, or (2) on a date which is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

Maintenance of Solvency

This provision applies only to values in the General Account.

If our reserves for any class of contracts become impaired, you may be required to make an extra payment. Our Board of Directors will determine the amount of any extra payment based on each member's fair share of the deficiency. If the payment is not made, it will be charged as a loan against the Contract with an interest rate of 5% per year. You may choose an equivalent reduction in benefits instead of or in

               .................................................................

GENERAL PROVISIONS

               .................................................................

combination with the loan. Any indebtedness and interest charged against the Contract, or any agreement for a reduction in benefits, shall have priority over the interest of any owner, beneficiary, or collateral assignee under the Contract.

Reports to Contract Owners

At least once each year we will send you a report showing the value of your Contract. The report will include the Accumulated Value and any additional information required by law. Values shown will be for a date no more than two months prior to the date we mail the report.

State Variations

Any state variations in the Contracts are covered in a special policy form for use in that state. This Prospectus provides a general description of the Contracts. Your actual Contract (including the application) and any endorsements, along with our Bylaws, are the controlling documents.

Gender Neutral Benefits

The Contracts described in this Prospectus (except for Contracts issued in the state of Montana) involve settlement option rates that distinguish between men and women. Montana has enacted legislation requiring that optional annuity benefits offered pursuant to Contracts purchased in Montana not vary on the basis of sex. On July 6, 1983, the Supreme Court held in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. Because of this decision, the settlement option rates applicable to Contracts purchased under an employment-related insurance or benefit program may in some cases not vary on the basis of sex. Any unisex rates to be provided by us will apply for tax-qualified plans and those plans where an employer believes that the Norris decision applies. Employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, and any comparable state laws that may be applicable, on any employment-related insurance or benefit plan for which a Contract may be purchased.

Contract Inquiries

Inquiries regarding a Contract may be made by writing to us at our Service
Center.

FEDERAL TAX STATUS

               .................................................................

Introduction

The ultimate effect of Federal income taxes on a Contract's Accumulated Value, on annuity payments and on the economic benefit to the Contract Owner, the Annuitant or the beneficiary depends upon the tax status of such person, Thrivent Financial, and, if the Contract is purchased under a retirement plan, upon the type of retirement plan and upon the tax and employment status of the individual concerned. The discussion contained herein is general in nature and is not intended as tax advice. No attempt is made to consider any applicable state or other tax laws. Moreover, the discussion contained herein is based on our understanding of Federal income tax laws as currently interpreted. No representation is made regarding the likelihood of continuation of these interpretations by the Internal Revenue Service. We do not make any guarantee regarding the tax status of any Contract. Each person concerned should consult a qualified tax adviser.

               .................................................................

FEDERAL TAX STATUS

               .................................................................


Variable Account Tax Status

The Internal Revenue Code of 1986, as amended (the "Code") in effect provides that the income and gains and losses from separate account investments are not income to the insurance company issuing the variable contracts so long as the contracts and the separate account meet certain requirements set forth in the Code. Because the Contracts and the Variable Account intend to meet such requirements, we anticipate no tax liability resulting from the Contracts, and consequently no reserve for income taxes is currently charged against, or maintained by us with respect to, the Contracts. We are currently exempt from state and local taxes. If there is a material change in state or local tax laws, charges for such taxes, if any, attributable to the Variable Account may be made.

Taxation of Annuities in General

Section 72 of the Code governs taxation of annuities in general.

Contracts Held by Individuals
An individual Contract Owner is not taxed on increases in the value of a Contract until a distribution occurs, either in the form of a single sum payment or as annuity payments under the settlement option selected.

Upon receipt of a single sum payment or of an annuity payment under the Contract, the recipient is taxed on the portion of such payment that exceeds the investment in the Contract.

For single sum payments, the taxable portion is generally the amount in excess of the premiums paid under the Contract. Such taxable portion is taxed at ordinary income tax rates. The investment in the Contract is not affected by loans or assignments of the Contract but is increased by any amount included in gross income as a result of the loan or assignment. Payments in partial or full surrender of a Contract generally will be taxed as ordinary income to the extent that the Accumulated Value exceeds the taxpayer's investment in the Contract. An assignment of the Contract (other than a gift to the Contract Owner's spouse or incident to a divorce) or the use of the Contract as collateral for a loan will be treated in the same manner as a surrender. The designation of a payee other than the Contract Owner, or the exchange of the Contract, also may result in tax consequences.

For fixed annuity payments, the taxable portion is generally determined by a formula that establishes the ratio that the investment in the Contract bears to the expected return under the Contract as of the Annuity Date. For variable annuity payments, the taxable portion is generally determined by dividing the proportionate cost basis by the anticipated total number of payments payable under the Contract, multiplying that amount by the number of payments payable that year, and subtracting the result from each year's total payments. Where annuity payments are made under certain Qualified Plans, the portion of each payment that is excluded from gross income will generally be equal to the total amount of any investment in the Contract as of the Annuity Date, divided by the number of anticipated payments, which are determined by reference to the Age of the Annuitant. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no investment in the Contract within the meaning of Section 72 of the Code. In such event, the total payments received may be taxable. Contract Owners, Annuitants and beneficiaries under such Contracts should seek qualified tax and financial advice about the tax consequences of distributions under the retirement plan in connection with which such Contracts are purchased.

Generally, a distribution from a Contract before the taxpayer attains Age
59 1/2 will result in an additional tax of 10% of the amount of the distribution which is included in gross income. The penalty tax will not apply if the distribution is made as follows:

(1) In connection with death or disability as described in Section 72(q)(2) of the Code;

               .................................................................

FEDERAL TAX STATUS

               .................................................................


(2) Under a qualified funding trust (commonly referred to as structured settlement plans); or

(3) It is one of a series of substantially equal periodic annual payments for the life or life expectancy of the taxpayer or the joint lives or joint life expectancies of the taxpayer and the beneficiary; for this purpose, if there is a significant modification of the payment schedule before the taxpayer is Age 59 1/2 or before the expiration of five years from the time the payment starts, the taxpayer's income shall be increased by the amount of tax and deferred interest that otherwise would have been incurred.

Depending on the type of Qualified Plan, distributions may be subject to a 10% penalty tax.

Contracts Held by Other Than Individuals
A Contract held by other than a natural person, such as a corporation, estate or trust, will not be treated as an annuity contract for Federal income tax purposes, and the income on such a Contract will be taxable in the year received or accrued by the Contract Owner. This rule does not apply, however, if the Contract Owner is acting as an agent for an individual, if the Contract Owner is an estate which acquired the Contract as a result of the death of the decedent, if the Contract is held by certain Qualified Plans, if the Contract is held pursuant to a qualified funding trust (commonly referred to as structured settlement plans), if the Contract was purchased by an employer with respect to a terminated Qualified Plan.

Multiple Contracts
Section 72(e)(11) of the Code provides that for the purposes of determining the amount included in gross income, all non-qualified annuity contracts entered into on or after October 22, 1988 by the same company with the same Contract Owner during any calendar year shall be treated as one Contract. This section will likely accelerate the recognition of income by a Contract Owner owning multiple contracts and may have the further effect of increasing the portion of income that will be subject to the 10% penalty tax described above.

Qualified Plans

The Contracts are designed for use with several types of Qualified Plans. When used in Qualified Plans, deferred annuities do not offer additional tax-deferral benefits, and taxation rules for Qualified Plans take precedence over annuity taxation rules. However, annuities offer other product benefits to investors in Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan. Participants under such Qualified Plans as well as Contract Owners, Annuitants and beneficiaries are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves regardless of the terms and conditions of the Contracts issued in connection therewith.

A participant in a Contract purchased as a tax-sheltered annuity ("TSA") contract and certain other Qualified Plans under Section 403(b) and 401 of the Code will be subject to certain restrictions regarding a full or partial surrender of the Contract. Distributions from these plans may be paid only when the employee reaches age 59 1/2, separates from service, dies or becomes disabled, or in the case of financial hardship. As a result, a participant will not be entitled to exercise the surrender rights described under the heading "The Contracts--Surrender (Redemption)" unless one of the above-described conditions has been satisfied.

1035 Exchanges

Section 1035(a) of the Code permits the exchange of certain life insurance, endowment and annuity contracts for an annuity contract without a taxable event occurring. Thus, potential purchasers who already own such a contract issued by another insurer are generally able to exchange that contract for a Contract issued by us without a taxable event occurring. There are certain restrictions that apply to such exchanges,

               .................................................................

FEDERAL TAX STATUS

               .................................................................

including that the contract surrendered must truly be exchanged for the Contract issued by us and not merely surrendered in exchange for cash. Further, the same person or persons must be the obligee or obligees under the Contract received in the exchange as under the original contract surrendered in the exchange. Careful consideration must be given to compliance with the Code provisions and regulations and rulings relating to exchange requirements, and potential purchasers should be sure that they understand any surrender charges or loss of benefits that might arise from terminating a contract they hold. Owners considering such an exchange should consult their tax advisers to insure that the requirements of Section 1035 are met.

Diversification Requirements


The Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract shall not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not "adequately diversified". The assets of the Fund are expected to meet the diversification requirements. We will monitor the Contracts and the regulations of the Treasury Department to ensure that the Contract will continue to qualify as a variable annuity contract. Disqualification of the Contract as an annuity contract would result in imposition of Federal income tax on the Contract Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract.


Withholding

The taxable portion of a distribution to an individual is subject to Federal income tax withholding unless the taxpayer elects not to have withholding. We will provide the Contract Owner with the election form and further information as to withholding. Generally, however, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. For complete information on withholding, a qualified tax adviser should be consulted.

Other Considerations

Because of the complexity of the law and its application to a specific individual, tax advice may be needed by a person contemplating purchase of a Contract or the exercise of elections under a Contract. The above comments concerning Federal income tax consequences are not exhaustive, and special rules are provided with respect to situations not discussed in this Prospectus.

The preceding description is based upon our understanding of current Federal income tax law. We cannot assess the probability that changes in tax laws, particularly affecting annuities, will be made.

The preceding comments do not take into account state income or other tax considerations that may be involved in the purchase of a Contract or the exercise of elections under the Contract. For complete information on such Federal and state tax considerations, a qualified tax adviser should be consulted.

VOTING RIGHTS

               .................................................................


To the extent required by law, we will vote the Fund's shares held in the Variable Account at regular and special shareholder meetings of the Fund in accordance with instructions received from persons having voting interests in the corresponding Subaccounts of the Variable Account. If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result we determine that we are permitted to vote the Fund's shares in our own right, we may elect to do so.



Before the Annuity Date, the Contract Owner shall have the voting interest with respect to Fund's shares attributable to the Contract. On and after the Annuity


               .................................................................

VOTING RIGHTS

               .................................................................

Date, the person entitled to receive annuity payments shall have the voting interest with respect to such shares, which voting interest will generally decrease during the annuity period.


The number of votes which a Contract Owner or person entitled to receive annuity payments has the right to instruct will be calculated separately for each Subaccount. The number of votes which each Contract Owner has the right to instruct will be determined by dividing a Contract's Accumulated Value in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. The number of votes that each person entitled to receive annuity payments has the right to instruct will be determined by dividing the Contract's reserves in a Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted. The number of votes of the Portfolio which the Contract Owner or person entitled to receive annuity payments has the right to instruct will be determined as of the date coincident with the date established by the Portfolio for determining shareholders eligible to vote at the meeting of the Fund. Voting instructions will be solicited by written communications prior to such meeting in accordance with procedures established by the Fund.


Any Portfolio shares held in the Variable Account for which we do not receive timely voting instructions, or which are not attributable to Contract Owners, will be voted by us in proportion to the instructions received from all Contract Owners. Any Portfolio shares held by us or our affiliates in General Accounts will, for voting purposes, be allocated to all separate accounts of ours and our affiliates having a voting interest in that Portfolio in proportion to each such separate account's votes. Voting instructions to abstain on any item to be voted upon will be applied on a pro rata basis to reduce the votes eligible to be cast.

Each person having a voting interest in a Subaccount will receive proxy materials, reports and other materials relating to the appropriate Portfolio.

SALES AND OTHER AGREEMENTS

               .................................................................

Thrivent Investment Mgt., 625 Fourth Avenue South, Minneapolis, Minnesota 55415, an indirect subsidiary of ours, acts as the principal underwriter of the Contracts pursuant to a distribution agreement with us. Commissions and other distribution compensation to be paid to our representatives with respect to the Contracts will be paid by us and will not result in any charge to Contract Owners or to the Variable Account in addition to the charges described in this Prospectus. Our representatives are paid a commission of not more than 4% of the premiums paid on the Contracts. Further, our representatives may be eligible to receive certain benefits based on the amount of earned commissions.

LEGAL PROCEEDINGS

               .................................................................

There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. We have been named in civil litigation proceedings relating to life insurance pricing and sales practices, which appear to be substantially similar to claims asserted in class actions brought against many other life insurers. We believe we have substantial defenses to these actions. In the opinion of our management, the outcome of this proceeding is not likely to have a material adverse effect upon the Variable Account or upon our ability to meet our obligations under the Contracts.

               .................................................................

FINANCIAL STATEMENTS

               .................................................................


The financial statements of Thrivent Financial and the Variable Account are contained in the Statement of Additional Information.


STATEMENT OF ADDITIONAL INFORMATION

               .................................................................




Below is a copy of the Table of Contents included in the Statement of Additional Information. To obtain a copy of this document, complete and mail the form below.


Introduction
Distribution of the Contracts
Standard and Poor's Disclaimer
Independent Auditors and Financial Statements
Financial Statements of Variable Account
Financial Statements of Thrivent Financial




To obtain the FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT Statement of Additional Information, send this request form to:

              Thrivent Financial for Lutherans
              4321 North Ballard Road
              Appleton, Wisconsin 54919-0001

   -----------------------------------------------------------------------------
          Please send me a copy of the most recent FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITY CONTRACT SAI FOR THRIVENT VARIABLE ANNUITY ACCOUNT I.


-------------- ----------
(Name)           (Date)

-------------------------
    (Street Address)

------ ------- ----------
(City) (State) (Zip Code)

               .................................................................

                     [THIS PAGE INTENTIONALLY LEFT BLANK]



               .................................................................

APPENDIX A--DEFINITIONS

               .................................................................


Accumulated Value. The sum of the accumulated values for your Contract in Subaccounts, the Fixed Account, and Fixed Period Allocations on or before the Annuity Date.


Age. The Annuitant's Issue Age increased by one on each Contract Anniversary.


Annuitant. The person(s) named in the Contract whose life is used to determine the duration of annuity payments involving life contingencies.

Annuity Date. The date when annuity income payments will begin if an Annuitant is living on that date.


Annuity Unit. A unit of measure which is used in the calculation of the second and each subsequent variable annuity payment.



Contract. The flexible premium deferred variable annuity contract offered by Thrivent Financial and described in this Prospectus.



Contract Anniversary. The same date in each succeeding year as the Date of Issue.



Contract Owner. The person who controls all the rights under the Contract while the Annuitant is alive. The Annuitant is the Contract Owner, unless another owner is named in the Contract application or the Contract is assigned to another person.



Contract Year. The period from one Contract Anniversary to the next. The first Contract Year will be the period beginning on the Date of Issue and ending on the first Contract Anniversary.



Date of Issue. The date on which the application is signed.


Fixed Period Allocation. An allocation to the MVA Account for a specified allocation period for which the interest rate is guaranteed. Surrenders or transfers from a Fixed Period Allocation may be subject to a Market Value Adjustment.


Fund. Thrivent Series Fund, Inc., which is described in the accompanying prospectus.



General Account. The General Account is the general account of Thrivent Financial, which consists of all assets of Thrivent Financial other than those allocated to a Separate Account of Thrivent Financial.


Issue Age. The age of the Annuitant on his or her birthday nearest the Date of Issue.

Market Value Adjustment. A positive or negative adjustment to accumulated value in Fixed Period Allocations when amounts are surrendered or transferred from Fixed Period Allocations to Subaccounts or to the Fixed Account, except that no adjustments will be applied to surrenders or transfers from a Fixed Period Allocation within 30 days before the end of its allocation period.


Portfolio. A Portfolio of the Fund. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.



Qualified Plan. A retirement plan qualified under Section 401, 403, 408 or 408A or similar provisions of the Internal Revenue Code.



Service Center. Thrivent Financial for Lutherans, 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, telephone, 1-800-THRIVENT (1-800-847-4836), or such other office as we may specify in a notice to the Contract Owner.


               .................................................................

APPENDIX A--DEFINITIONS

               .................................................................



Subaccount. A subdivision of the Variable Account. Each Subaccount invests exclusively in the shares of a corresponding Portfolio of the Fund.


Treasury Rate. The weekly average of the U.S. Treasury Note Constant Maturity Yield as reported in Federal Reserve Bulletin Release H.15. If this report is not available for any week, we will use the most recently reported week. If Treasury Rates are no longer available, we will use similar rates as approved by the insurance supervisory officials in the state in which the Contract was delivered.


Valuation Day. Each day the New York Stock Exchange is open for trading.



Valuation Period. The period of time from the determination of Accumulation and Annuity Unit Values on a Valuation Day to the determination of those values on the next Valuation Day.



Variable Account. Thrivent Variable Annuity Account I, which is a Separate Account of Thrivent Financial. The Subaccounts are subdivisions of the Variable Account.



Written Notice. A written request or notice signed by the Contract Owner and received in good order by Thrivent Financial.


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................



The following tables show the historical performance of Accumulation Unit Values for each of the previous years ending December 31, for which the relevant Subaccount has been in existence. This information is derived from the financial statements of the Variable Account and should be read in conjunction with the financial statements, related notes and other financial information of the Variable Account included in the Statement of Additional Information.


For each Subaccount, there are multiple Accumulation Unit Values, depending upon the different mortality and expense risk charges assessed against the Contracts participating in that Subaccount. The tables include Accumulation Unit Values for each of the following possible death benefit combinations:

Basic Death Benefit (all Contracts)
Maximum Anniversary Death Benefit (Option A)
Premium Accumulation Death Benefit (Option B)
Earnings Addition Death Benefit (Option C)
Options A and B
Options A and C
Options B and C
Options A, B, and C


Thrivent Technology Subaccount/1/
                                                               2003
                              ----------------------------------------------------------------------
                                                                  Options Options Options  Options
                              Basic DB Option A Option B Option C A and B A and C B and C A, B and C
                              -------- -------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.05 $  10.05 $ 10.05   $10.05  $ 10.04 $ 10.04 $10.04   $  10.04
End of period................ $  15.05 $  15.03 $ 15.00   $15.01  $ 14.99 $ 15.00 $14.98   $  14.97
Number of Accumulation Units
 Outstanding at end of period  146,336  441,859  12,770    7,952   59,226  22,489    165    141,657

                                                               2002
                              ----------------------------------------------------------------------
                                                                  Options Options Options  Options
                              Basic DB Option A Option B Option C A and B A and C B and C A, B and C
                              -------- -------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $  10.00 $ 10.00   $10.00  $ 10.00 $ 10.00 $10.00   $  10.00
End of period................ $  10.05 $  10.05 $ 10.05   $10.05  $ 10.04 $ 10.04 $10.04   $  10.04
Number of Accumulation Units
 Outstanding at end of period      794      796      36       --      245      --     --        247


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Partner Small Cap Growth Subaccount/1/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.32 $    10.31 $ 10.31  $ 10.31  $  10.31 $ 10.31 $10.31   $  10.31
End of period................ $  14.67 $    14.66 $ 14.63  $ 14.64  $  14.62 $ 14.63 $14.61   $  14.60
Number of Accumulation Units
 Outstanding at end of period  183,974    420,621  15,298    3,209    52,932  16,163    798    112,616

                                                                2002
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00 $ 10.00  $ 10.00  $  10.00 $ 10.00 $10.00   $  10.00
End of period................ $  10.32 $    10.31 $ 10.31  $ 10.31  $  10.31 $ 10.31 $10.31   $  10.31
Number of Accumulation Units
 Outstanding at end of period    1,689      2,141      28       50     1,175      --     --      1,059
Thrivent Partner Small Cap Value Subaccount/3/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00 $ 10.00  $ 10.00  $  10.00 $ 10.00 $10.00   $  10.00
End of period................ $  14.05 $    14.04 $ 14.03  $ 14.03  $  14.02 $ 14.03 $14.01   $  14.01
Number of Accumulation Units
 Outstanding at end of period  183,633    448,245   7,515    4,949    54,508  25,256    345     83,166
Thrivent Small Cap Stock Subaccount/1/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.12 $    10.12 $ 10.12  $ 10.12  $  10.11 $ 10.12 $10.11   $  10.11
End of period................ $  14.03 $    14.01 $ 13.99  $ 14.00  $  13.98 $ 13.99 $13.97   $  13.96
Number of Accumulation Units
 Outstanding at end of period  354,043  1,348,273  31,670   24,837   183,804  60,151  2,861    403,591

                                                                2002
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00 $ 10.00  $ 10.00  $  10.00 $ 10.00 $10.00   $  10.00
End of period................ $  10.12 $    10.12 $ 10.12  $ 10.12  $  10.11 $ 10.12 $10.11   $  10.11
Number of Accumulation Units
 Outstanding at end of period    4,528      8,801     681      650     1,538     322     --      7,885


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Small Cap Index Subaccount/1/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.14 $    10.14  $10.14  $ 10.14  $  10.14 $ 10.14 $ 10.13  $  10.13
End of period................ $  13.86 $    13.84  $13.82  $ 13.82  $  13.81 $ 13.82 $ 13.79  $  13.78
Number of Accumulation Units
 Outstanding at end of period  470,402  1,145,902  31,702    7,220   153,028  22,219  10,410   229,672

                                                                2002
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00  $10.00  $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $  10.14 $    10.14  $10.14  $ 10.14  $  10.14 $ 10.14 $ 10.13  $  10.13
Number of Accumulation Units
 Outstanding at end of period    7,719     15,197     285       --     3,796   1,220      --     1,753
Thrivent Mid Cap Growth Subaccount/1/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $   9.96 $     9.96  $ 9.66  $  9.96  $   9.96 $  9.96 $  9.96  $   9.96
End of period................ $  13.39 $    13.38  $13.36  $ 13.36  $  13.35 $ 13.36 $ 13.33  $  13.32
Number of Accumulation Units
 Outstanding at end of period  590,700  1,182,223  44,062   11,819   139,634  63,205   4,336   238,792

                                                                2002
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00  $10.00  $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $   9.96 $     9.96  $ 9.96  $  9.96  $   9.96 $  9.96 $  9.96  $   9.96
Number of Accumulation Units
 Outstanding at end of period    8,495      3,836     293      203     1,014      56      --     1,280
Thrivent Mid Cap Growth II Subaccount/1/
                                                                2003
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A, B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $   9.91 $     9.91 $  9.90  $  9.90  $   9.90 $  9.90 $  9.90  $   9.90
End of period................ $  13.46 $    13.44  $13.42  $ 13.43  $  13.41 $ 13.42 $ 13.39  $  13.39
Number of Accumulation Units
 Outstanding at end of period   88,608    307,772  11,489    5,280    33,336  23,180     361    86,268

                                                                2002
                              -------------------------------------------------------------------------
                                                                    Options  Options Options  Options
                              Basic DB  Option A  Option B Option C A and B  A and C B and C A,B and C
                              -------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $  10.00 $    10.00  $10.00  $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $   9.91 $     9.91  $ 9.90  $  9.90  $   9.90 $  9.90 $  9.90  $   9.90
Number of Accumulation Units
 Outstanding at end of period    2,517      1,442      10       51       186     820      --     2,953


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Mid Cap Stock Subaccount/1/
                                                               2003
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.06     $10.06  $10.06   $10.06   $10.06 $10.06  $10.06    $10.06
End of period................  $13.16     $13.15  $13.13   $13.13   $13.12 $13.13  $13.10    $13.10
Number of Accumulation Units
 Outstanding at end of period 377,364  1,296,928  27,120   15,840  185,101 50,855   2,762   389,992

                                                               2002
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.00     $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................  $10.06     $10.06  $10.06   $10.06   $10.06 $10.06  $10.06    $10.06
Number of Accumulation Units
 Outstanding at end of period   5,560      6,103      40      167    3,584     --      --     6,709
Thrivent Mid Cap Index Subaccount/1/
                                                               2003
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.12     $10.11  $10.11   $10.11   $10.11 $10.11  $10.11    $10.11
End of period................  $13.49     $13.47  $13.45   $13.46   $13.44 $13.45  $13.42    $13.42
Number of Accumulation Units
 Outstanding at end of period 423,741  1,140,853  26,810    7,958  154,701 19,741   3,030   233,961

                                                               2002
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.00     $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................  $10.12     $10.11  $10.11   $10.11   $10.11 $10.11  $10.11    $10.11
Number of Accumulation Units
 Outstanding at end of period   3,952     14,513     379       76    6,194    128      --     2,787
Thrivent Partner International Stock Subaccount/1/
                                                               2003
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.14     $10.14  $10.14   $10.14   $10.13 $10.14  $10.13    $10.13
End of period................  $13.16     $13.15  $13.13   $13.13   $13.12 $13.13  $13.10    $13.10
Number of Accumulation Units
 Outstanding at end of period 536,971  1,141,987  46,425   11,742  154,989 42,365   5,258   239,596

                                                               2002
                              -----------------------------------------------------------------------
                                                                   Options Options Options  Options
                              Basic DB Option A  Option B Option C A and B A and C B and C A, B and C
                              -------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........  $10.00     $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................  $10.14     $10.14  $10.14   $10.14   $10.13 $10.14  $10.13    $10.13
Number of Accumulation Units
 Outstanding at end of period   9,355     13,091      94       --    3,928     13      --     1,216


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Partner All Cap Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $ 9.87    $ 9.86  $ 9.86   $ 9.86   $ 9.86 $ 9.86  $ 9.86    $ 9.86
End of period................    $12.05    $12.04  $12.02   $12.02   $12.01 $12.02  $12.00    $11.99
Number of Accumulation Units
 Outstanding at end of period   186,499   433,539  20,055    7,760   58,112 20,370   1,882   162,809

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................    $ 9.87    $ 9.86  $ 9.86   $ 9.86   $ 9.86 $ 9.86  $ 9.86    $ 9.86
Number of Accumulation Units
 Outstanding at end of period     9,798     5,807     143      205      159  1,241      --       162
Thrivent Large Cap Growth Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $ 9.71    $ 9.71  $ 9.71   $ 9.71   $ 9.71 $ 9.71  $ 9.71    $ 9.71
End of period................    $12.54    $12.52  $12.50   $12.51   $12.49 $12.50  $12.48    $12.47
Number of Accumulation Units
 Outstanding at end of period 1,202,793 2,105,973 111,384   20,263  274,976 99,590  10,646   470,909

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................    $ 9.71    $ 9.71  $ 9.71   $ 9.71   $ 9.71 $ 9.71  $ 9.71    $ 9.71
Number of Accumulation Units
 Outstanding at end of period    20,141    20,518     291      388    5,384    173      --       134
Thrivent Large Cap Growth II Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $ 9.62    $ 9.62  $ 9.62   $ 9.62   $ 9.62 $ 9.62  $ 9.62    $ 9.62
End of period................    $11.68    $11.67  $11.65   $11.66   $11.64 $11.65  $11.63    $11.62
Number of Accumulation Units
 Outstanding at end of period   236,022   449,670  16,967    7,052   53,286 10,236   1,488   105,790

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00   $10.00   $10.00 $10.00  $10.00    $10.00
End of period................    $ 9.62    $ 9.62  $ 9.62   $ 9.62   $ 9.62 $ 9.62  $ 9.62    $ 9.62
Number of Accumulation Units
 Outstanding at end of period     1,714    16,734      49       --       60     --      --        --


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Partner Growth Stock Subaccount/1/
                                                                  2003
                              ----------------------------------------------------------------------------
                                                                      Options  Options  Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C  B and C A, B and C
                              ---------- ---------- -------- -------- -------- -------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $     9.87 $     9.87 $   9.87 $   9.87 $   9.87 $   9.87 $  9.86 $     9.86
End of period................ $    12.79 $    12.78 $  12.76 $  12.76 $  12.75 $  12.76 $ 12.73 $    12.73
Number of Accumulation Units
 Outstanding at end of period    351,448    720,886   39,359   15,062   63,440   33,135   3,485    190,197

                                                                  2002
                              ----------------------------------------------------------------------------
                                                                      Options  Options  Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C  B and C A, B and C
                              ---------- ---------- -------- -------- -------- -------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $  10.00 $  10.00 $  10.00 $ 10.00 $    10.00
End of period................ $     9.87 $     9.87 $   9.87 $   9.87 $   9.87 $   9.87 $  9.86 $     9.86
Number of Accumulation Units
 Outstanding at end of period      5,030     11,609      605       --      722      832      --        873
Thrivent Large Cap Value Subaccount/2/
                                                                  2003
                              ----------------------------------------------------------------------------
                                                                      Options  Options  Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C  B and C A, B and C
                              ---------- ---------- -------- -------- -------- -------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $  10.00 $  10.00 $  10.00 $ 10.00 $    10.00
End of period................ $    12.51 $    12.50 $  12.49 $  12.50 $  12.49 $  12.49 $ 12.48 $    12.47
Number of Accumulation Units
 Outstanding at end of period  1,017,316  2,539,932   85,069   38,937  320,623  104,633  10,966    493,911
Thrivent Large Cap Stock Subaccount/1/
                                                                  2003
                              ----------------------------------------------------------------------------
                                                                      Options  Options  Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C  B and C A, B and C
                              ---------- ---------- -------- -------- -------- -------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $     9.86 $     9.86 $   9.86 $   9.86 $   9.86 $   9.86 $  9.86 $     9.86
End of period................ $    11.84 $    11.83 $  11.81 $  11.81 $  11.80 $  11.81 $ 11.78 $    11.78
Number of Accumulation Units
 Outstanding at end of period  2,241,679  6,534,792  153,442  101,062  822,436  303,172  28,205  1,883,213

                                                                  2002
                              ----------------------------------------------------------------------------
                                                                      Options  Options  Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C  B and C A, B and C
                              ---------- ---------- -------- -------- -------- -------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $  10.00 $  10.00 $  10.00 $ 10.00 $    10.00
End of period................ $     9.86 $     9.86 $   9.86 $   9.86 $   9.86 $   9.86 $  9.86 $     9.86
Number of Accumulation Units
 Outstanding at end of period     23,226     39,394    1,732      233    7,858    4,114      --     13,125


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Large Cap Index Subaccount/1/
                                                                 2003
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C B and C A, B and C
                              ---------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $     9.94 $     9.94 $   9.94 $  9.94  $   9.94 $  9.94 $  9.93  $   9.93
End of period................ $    12.61 $    12.59 $  12.57 $ 12.58  $  12.56 $ 12.57 $ 12.55  $  12.54
Number of Accumulation Units
 Outstanding at end of period  1,094,827  2,587,392   62,818  22,463   329,481  78,068  17,916   508,095

                                                                 2002
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C B and C A, B and C
                              ---------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $     9.94 $     9.94 $   9.94 $  9.94  $   9.94 $  9.94 $  9.93  $   9.93
Number of Accumulation Units
 Outstanding at end of period     11,766     56,979    4,080     529     9,698   2,175      --     2,652
Thrivent Real Estate Securities Subaccount/3/
                                                                 2003
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C B and C A, B and C
                              ---------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $    12.91 $    12.90 $  12.89 $ 12.89  $  12.88 $ 12.89 $ 12.87  $  12.87
Number of Accumulation Units
 Outstanding at end of period    571,734    991,956   31,213  13,548   122,259  51,582  11,096   192,444
Thrivent Balanced Subaccount/1/
                                                                 2003
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C B and C A, B and C
                              ---------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.03 $    10.02 $  10.02 $ 10.02  $  10.02 $ 10.02 $ 10.02  $  10.02
End of period................ $    11.62 $    11.60 $  11.58 $ 11.59  $  11.58 $ 11.58 $ 11.56  $  11.56
Number of Accumulation Units
 Outstanding at end of period  1,135,226  2,334,655  126,750  45,802   352,659  79,999   7,333   708,329

                                                                 2002
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                               Basic DB   Option A  Option B Option C A and B  A and C B and C A, B and C
                              ---------- ---------- -------- -------- -------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period.......... $    10.00 $    10.00 $  10.00 $ 10.00  $  10.00 $ 10.00 $ 10.00  $  10.00
End of period................ $    10.03 $    10.02 $  10.02 $ 10.02  $  10.02 $ 10.02 $ 10.02  $  10.02
Number of Accumulation Units
 Outstanding at end of period     17,255     59,598    3,480     344       465   1,238      --     7,719


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent High Yield Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.56    $10.56  $10.55   $10.55   $10.55  $10.55 $10.55    $10.55
End of period................    $13.37    $13.35  $13.33   $13.33   $13.32  $13.33 $13.30    $13.30
Number of Accumulation Units
 Outstanding at end of period   606,852 1,068,668  50,378   15,428  143,447  45,101  5,254   203,469

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00   $10.00   $10.00  $10.00 $10.00    $10.00
End of period................    $10.56    $10.56  $10.55   $10.55   $10.55  $10.55 $10.55    $10.55
Number of Accumulation Units
 Outstanding at end of period     3,797     4,249     730      258    1,936     182     --       616
Thrivent Partner High Yield Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.82    $10.81  $10.81   $10.81   $10.81  $10.81 $10.81    $10.81
End of period................    $13.42    $13.40  $13.38   $13.38   $13.37  $13.38 $13.35    $13.35
Number of Accumulation Units
 Outstanding at end of period   414,094   933,529  25,074   15,545  123,926  31,730  3,239   322,215

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00   $10.00   $10.00  $10.00 $10.00    $10.00
End of period................    $10.82    $10.81  $10.81   $10.81   $10.81  $10.81 $10.81    $10.81
Number of Accumulation Units
 Outstanding at end of period       596    13,249     221       --    1,635      10     --       518
Thrivent Income Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.26    $10.26  $10.26.  $10.26.  $10.25  $10.26 $10.25.   $10.25..
End of period................    $11.01    $11.00  $10.98.  $10.98.  $10.97  $10.98 $10.96.   $10.95..
Number of Accumulation Units
 Outstanding at end of period 1,149,251 1,950,422 108,707.  34,933. 243,938 100,670 10,172.  498,016..

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00.  $10.00.  $10.00  $10.00 $10.00.   $10.00..
End of period................    $10.26    $10.26  $10.26.  $10.26.  $10.25  $10.26 $10.25.   $10.25..
Number of Accumulation Units
 Outstanding at end of period    18,360    21,694     334.     103.   5,558     690     --.    3,866..


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Bond Index Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.15    $10.15  $10.14.  $10.15.  $10.14  $10.14 $10.14.   $10.14..
End of period................    $10.40    $10.39  $10.37.  $10.37.  $10.36  $10.37 $10.35.   $10.34..
Number of Accumulation Units
 Outstanding at end of period 1,501,208 3,411,084  89,015.  60,698. 410,765 161,813 49,060.  784,156..

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00.  $10.00.  $10.00  $10.00 $10.00.   $10.00..
End of period................    $10.15    $10.15  $10.14.  $10.15.  $10.14  $10.14 $10.14.   $10.14..
Number of Accumulation Units
 Outstanding at end of period    20,233    55,284   1,080.     880.   9,305      36     --.   15,477..
Thrivent Limited Maturity Bond Subaccount/1/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.10    $10.10  $10.09.  $10.10.  $10.09  $10.09 $10.09.   $10.09..
End of period................    $10.44    $10.42  $10.41.  $10.41.  $10.40  $10.41 $10.39.   $10.38..
Number of Accumulation Units
 Outstanding at end of period 1,656,856 3,264,396 107,349.  45,731. 400,464 119,358 19,292.  641,106..

                                                                2002
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00.  $10.00.  $10.00  $10.00 $10.00.   $10.00..
End of period................    $10.10    $10.10  $10.09.  $10.10.  $10.09  $10.09 $10.09.   $10.09..
Number of Accumulation Units
 Outstanding at end of period    41,104    64,524     353.   1,357.  28,209   1,999     --.   46,659..
Thrivent Mortgage Securities Subaccount/3/
                                                                2003
                              ------------------------------------------------------------------------
                                                                    Options Options Options  Options
                              Basic DB  Option A  Option B Option C A and B A and C B and C A, B and C
                              --------- --------- -------- -------- ------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........    $10.00    $10.00  $10.00.  $10.00.  $10.00  $10.00 $10.00.   $10.00..
End of period................    $10.11    $10.10  $10.09.  $10.10.  $10.09  $10.09 $10.08.   $10.08..
Number of Accumulation Units
 Outstanding at end of period   467,638   852,533  28,470.   8,317.  91,895  52,375  7,668.  162,319..


               .................................................................

APPENDIX B--CONDENSED FINANCIAL INFORMATION

               .................................................................


Thrivent Money Market Subaccount/2/
                                                                 2003
                              ---------------------------------------------------------------------------
                                                                      Options  Options Options  Options
                              Basic DB   Option A  Option B Option C  A and B  A and C B and C A, B and C
                              --------- ---------- -------- -------- --------- ------- ------- ----------
Accumulation Unit Value:
Beginning of period..........     $1.00      $1.00   $1.00.   $1.00.     $1.00   $1.00  $1.00.     $1.00.
End of period................     $1.00      $1.00   $1.00.   $1.00.     $1.00   $1.00  $1.00.     $0.99.
Number of Accumulation Units
 Outstanding at end of period 5,820,255 11,514,889 425,507. 192,549. 1,630,564 303,986 78,483. 2,772,683.



/1/The above Subaccounts commenced operations on October 31, 2002.


/2/The above Subaccounts commenced operations on April 25, 2003.


/3/The above Subaccounts commenced operations on April 30, 2003.


               .................................................................

                       THRIVENT VARIABLE ANNUITY ACCOUNT I

                       Statement of Additional Information
                                Dated May 1, 2004

                                       for
               Flexible Premium Deferred Variable Annuity Contract

                                    Issued By

                        THRIVENT FINANCIAL FOR LUTHERANS

            Service Center:                          Corporate Office:
        4321 North Ballard Road                   625 Fourth Avenue South
        Appleton, WI 54919-0001                  Minneapolis, MN 55415-1665
        Telephone: 800-THRIVENT                   Telephone: 800-THRIVENT
       E-mail: mail@thrivent.com                 E-mail: mail@thrivent.com

This Statement of Additional Information ("SAI") is not a prospectus, but should be read in conjunction with the Prospectus dated May 1, 2004 (the "Prospectus") for Thrivent Variable Annuity Account I (the "Variable Account") describing a flexible premium deferred variable annuity contract (the "Contract") being offered by Thrivent Financial for Lutherans ("Thrivent Financial") to persons eligible for membership in Thrivent Financial. Much of the information contained in this SAI expands upon subjects discussed in the Prospectus. A copy of the Prospectus may be obtained by writing to us at 4321 North Ballard Road, Appleton, Wisconsin 54919-0001, by calling 1-800-THRIVENT (1-800-847-4836), or by accessing the Securities and Exchange Commission's Web site at www.sec.gov.

Capitalized terms used in this SAI that are not otherwise defined herein shall have the meanings given to them in the Prospectus.

               --------------------------------------------------
                                TABLE OF CONTENTS

Introduction

Distribution of the Contracts

Standard and Poor's Disclaimer

Independent Auditors and Financial Statements

Financial Statements of Variable Account

Financial Statements of Thrivent Financial

                                  INTRODUCTION

The Contract is issued by Thrivent Financial. Thrivent Financial, a fraternal benefit society owned and operated for its members, was organized under Internal Revenue Code section 501(c)(8) and established in 1902 under the laws of the State of Wisconsin. Thrivent Financial is currently licensed to transact life insurance business in all 50 states and the District of Columbia. Thrivent Financial began operating by its current name on or about May 21, 2002. Prior to that date, Thrivent Financial did business as Aid Association for Lutherans/Lutheran Brotherhood or AAL/LB as a result of Lutheran Brotherhood ("LB") merging with and into Aid Association for Lutherans ("AAL") on January 1, 2002. The Contract may be sold to or in connection with retirement plans that may or may not qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contract are deferred until a selected later date.

Premiums will be allocated, as designated by the Contract Owner, to one or more Subaccounts of the Variable Account (a separate account of Thrivent Financial), Fixed Period Allocations, or to the Fixed Account. The assets of each Subaccount will be invested solely in a corresponding Portfolio of Thrivent Variable Series Fund, Inc. ( a "Fund"), which is an open-end management investment company (commonly known as a "mutual fund"). The prospectus for the Fund that accompanies the Prospectus describe the investment objectives and attendant risks of the Portfolios of the Fund.

Additional Subaccounts (together with the related additional Portfolios) may be added in the future. The Accumulated Value of the Contract and, except to the extent fixed amount annuity payments are elected by the Contract Owner, the amount of annuity payments will vary, primarily based on the investment experience of the Portfolios whose shares are held in the Subaccounts designated. Premiums allocated to Fixed Period Allocations or the Fixed Account will accumulate at fixed rates of interest declared by Thrivent Financial.

                          DISTRIBUTION OF THE CONTRACTS

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), an indirect subsidiary of Thrivent Financial, acts as the principal underwriter of the Contracts pursuant to a Distribution Agreement to which Thrivent Financial and the Variable Account are also parties. The Contracts are sold through Thrivent Financial representatives who are licensed by state insurance officials to sell the Contracts. These representatives are also registered representatives of Thrivent Investment Mgt. The Contracts are offered in all states where Thrivent Financial is authorized to sell variable annuities.

The offering of the Contracts is continuous.

There are no special purchase plans or exchange privileges not described in the Prospectus (see "The Contracts--Transfers" in the Prospectus).

No charge for sales expense is deducted from premiums at the time premiums are paid. However, a surrender charge, which may be deemed to be a contingent deferred sales charge, is deducted from the Accumulated Value of the Contract in the case where the Contract is surrendered, in whole or in part, before annuity payments begin and, if certain settlement options are selected, at the time annuity payments begin, under the circumstances described in, and in amounts calculated as described in, the Prospectus under the heading "Charges And Deductions--Surrender Charge (Contingent Deferred Sales Charge)."

                         STANDARD AND POOR'S DISCLAIMER

The Contracts are not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P"). S&P makes no representation or warranty, express or implied, to the owners of the Contracts or any member of the public regarding the advisability of investing in securities generally or in the Contracts particularly or the ability of the S&P MidCap 400 Index, S&P 500 or the S&P SmallCap 600 Indexes to track general stock market performance. S&P's only relationship to Thrivent Financial is the licensing of certain trademarks and trade names of S&P and of the S&P MidCap 400 Index, S&P 500 and S&P 600 SmallCap Indexes which are determined composed and calculated by the S&P without regard to the Licensee or the Contracts. S&P is not responsible for, and has not participated in, the determination of the prices and amount of the Contract or the timing of the issuance or sale of the Contracts or in the determination or calculation of the equation by which the Contract is to be converted into cash. S&P has no obligation or liability in connection with administration, marketing or trading of the Contracts.

S&P does not guarantee the accuracy and/or the completeness of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein and S&P shall have no liability for any errors, omissions, or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by AAL, owners of the Contracts, or any other person/entity from the use of the S&P MidCap 400 Index, S&P 500 or the S&P 600 SmallCap indexes or any data included therein. S&P makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P MidCap 400 Index, S&P 500(R) or the S&P 600 SmallCap indexes or any data included therein. Without limiting any of the foregoing, in no event shall S&P have liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

                  INDEPENDENT AUDITORS AND FINANCIAL STATEMENTS

The consolidated financial statements of Thrivent Financial at December 31, 2003 and 2002 and for each of the three years in the period ended December 31, 2003, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, whose address is 220 South Sixth Street, Suite 1400, Minneapolis, Minnesota 55402, as set forth in their report thereon appearing elsewhere herein and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Variable Annuity Account I at December 31, 2003 and for the periods indicated therein, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

The financial statements of Thrivent Financial included in this SAI and registration statement should be considered as bearing only upon the ability of Thrivent Financial to meet its obligations under the contracts. The value of the interests of owners and beneficiaries under the contracts are affected primarily by the investment results of the subaccounts of the variable accounts.

                         Report of Independent Auditors

The Board of Directors and Contractholders
Thrivent Financial for Lutherans

We have audited the accompanying statements of assets and liabilities of the individual subaccounts of Thrivent Variable Annuity Account I (the Account) (comprising, respectively, the Technology Stock, Small Cap Growth, Opportunity Growth, Small Cap Stock, Small Cap Index, Small Cap Value, Mid Cap Select Growth, Mid Cap Growth, Mid Cap Stock, Mid Cap Index, World Growth, International, All Cap, Growth, Investors Growth, Growth Stock, Capital Growth, Large Company Index, Value, Real Estate Securities, Balanced, High Yield, High Yield Bond, Income, Bond Index, Limited Maturity Bond, Mortgage Securities, and Money Market Subaccounts) as of December 31, 2003, and the related statements of operations and changes in net assets for each of the periods indicated herein. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the affiliated transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Thrivent Variable Annuity Account I at December 31, 2003, and the results of their operations and changes in their net assets for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Minneapolis, Minnesota
March 19, 2004

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                       Statements of Assets and Liablities

                                   -------------------------------------------------------------
                                     Technology      Small Cap      Opportunity      Small Cap
                                       Stock           Growth          Growth          Stock
As of December 31, 2003              Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  12,501,407   $  11,802,136   $   7,769,384   $  33,737,602
                                   -------------------------------------------------------------
   Total Assets                       12,501,407      11,802,136       7,769,384      33,737,602
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  12,501,407   $  11,802,136   $   7,769,384   $  33,737,602
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  12,501,407   $  11,802,136   $   7,769,384   $  33,737,602
                                   -------------------------------------------------------------
   Net Assets                      $  12,501,407   $  11,802,136   $   7,769,384   $  33,737,602
                                   =============================================================
Units outstanding:
Options A, B, and C                      141,657         112,616          74,656         403,591
Options B and C                              165             798             233           2,861
Options A and C                           22,489          16,163          12,884          60,151
Options A and B                           59,226          52,932          41,228         183,804
Option C                                   7,952           3,209           4,005          24,837
Option B                                  12,770          15,298           6,981          31,670
Option A                                 441,859         420,621         301,824       1,348,273
Basic Death Benefit                      146,336         183,974         115,651         354,043
Unit value:
Options A, B, and C                $       14.97   $       14.60   $       13.89   $       13.96
Options B and C                    $       14.98   $       14.61   $       13.90   $       13.97
Options A and C                    $       15.00   $       14.63   $       13.92   $       13.99
Options A and B                    $       14.99   $       14.62   $       13.91   $       13.98
Option C                           $       15.01   $       14.64   $       13.93   $       14.00
Option B                           $       15.00   $       14.63   $       13.92   $       13.99
Option A                           $       15.03   $       14.66   $       13.94   $       14.01
Basic Death Benefit                $       15.05   $       14.67   $       13.96   $       14.03
Portfolios, at cost                $  10,784,066   $  10,114,490   $   6,787,942   $  27,337,038
Portfolio shares owned                 1,800,395       1,065,761         785,476       2,732,963

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                     Small Cap       Small Cap        Mid Cap         Mid Cap
                                       Index           Value       Select Growth       Growth
As of December 31, 2003              Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  28,637,324   $  11,337,924   $   7,472,158   $  30,423,204
                                   -------------------------------------------------------------
   Total Assets                       28,637,324      11,337,924       7,472,158      30,423,204
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  28,637,324   $  11,337,924   $   7,472,158   $  30,423,204
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  28,637,324   $  11,337,924   $   7,472,158   $  30,423,204
                                   -------------------------------------------------------------
   Net Assets                      $  28,637,324   $  11,337,924   $   7,472,158   $  30,423,204
                                   =============================================================
Units outstanding:
Options A, B, and C                      229,672          83,166          86,268         238,792
Options B and C                           10,410             345             361           4,336
Options A and C                           22,219          25,256          23,180          63,205
Options A and B                          153,028          54,508          33,336         139,634
Option C                                   7,220           4,949           5,280          11,819
Option B                                  31,072           7,515          11,489          44,062
Option A                               1,145,902         448,245         307,772       1,182,223
Basic Death Benefit                      470,402         183,633          88,608         590,700
Unit value:
Options A, B, and C                $       13.78   $       14.01   $       13.39   $       13.32
Options B and C                    $       13.79   $       14.01   $       13.39   $       13.33
Options A and C                    $       13.82   $       14.03   $       13.42   $       13.36
Options A and B                    $       13.81   $       14.02   $       13.41   $       13.35
Option C                           $       13.82   $       14.03   $       13.43   $       13.36
Option B                           $       13.82   $       14.03   $       13.42   $       13.36
Option A                           $       13.84   $       14.04   $       13.44   $       13.38
Basic Death Benefit                $       13.86   $       14.05   $       13.46   $       13.39
Portfolios, at cost                $  23,981,518   $  10,328,638   $   6,548,339   $  27,152,327
Portfolio shares owned                 1,808,562         825,941         912,854       2,325,417

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                      Mid Cap         Mid Cap          World
                                       Stock           Index           Growth      International
As of December 31, 2003              Subaccount      Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  30,824,551   $  27,075,518   $  28,644,676   $  32,385,708
                                   -------------------------------------------------------------
   Total Assets                       30,824,551      27,075,518      28,644,676      32,385,708
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  30,824,551   $  27,075,518   $  28,644,676   $  32,385,708
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  30,824,551   $  27,075,518   $  28,644,676   $  32,385,708
                                   -------------------------------------------------------------
   Net Assets                      $  30,824,551   $  27,075,518   $  28,644,676   $  32,385,708
                                   =============================================================
Units outstanding:
Options A, B, and C                      389,992         233,961         239,596         382,092
Options B and C                            2,762           3,030           5,258           8,466
Options A and C                           50,855          19,741          42,365          56,799
Options A and B                          185,101         154,701         154,989         196,297
Option C                                  15,840           7,958          11,742          18,584
Option B                                  27,120          26,810          46,425          32,837
Option A                               1,296,928       1,140,853       1,141,987       1,375,180
Basic Death Benefit                      377,364         423,741         536,971         510,675
Unit value:
Options A, B, and C                $       13.10   $       13.42   $       13.10   $       12.50
Options B and C                    $       13.10   $       13.42   $       13.10   $       12.51
Options A and C                    $       13.13   $       13.45   $       13.13   $       12.53
Options A and B                    $       13.12   $       13.44   $       13.12   $       12.53
Option C                           $       13.13   $       13.46   $       13.13   $       12.54
Option B                           $       13.13   $       13.45   $       13.13   $       12.53
Option A                           $       13.15   $       13.47   $       13.15   $       12.56
Basic Death Benefit                $       13.16   $       13.49   $       13.16   $       12.57
Portfolios, at cost                $  25,756,064   $  23,487,651   $  24,157,482   $  27,535,859
Portfolio shares owned                 3,071,644       2,348,776       2,696,351       3,552,545

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                                                     Investors        Growth
                                      All Cap          Growth          Growth          Stock
As of December 31, 2003             Subaccount       Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  10,717,457   $  53,781,716   $  10,272,252   $  18,098,064
                                   -------------------------------------------------------------
   Total Assets                       10,717,457      53,781,716      10,272,252      18,098,064
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  10,717,457   $  53,781,716   $  10,272,252   $  18,098,064
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  10,717,457   $  53,781,716   $  10,272,252   $  18,098,064
                                   -------------------------------------------------------------
   Net Assets                      $  10,717,457   $  53,781,716   $  10,272,252   $  18,098,064
                                   =============================================================
Units outstanding:
Options A, B, and C                      162,809         470,909         105,790         190,197
Options B and C                            1,882          10,646           1,488           3,485
Options A and C                           20,370          99,590          10,236          33,135
Options A and B                           58,112         274,976          53,286          63,440
Option C                                   7,760          20,263           7,052          15,062
Option B                                  20,055         111,384          16,967          39,359
Option A                                 433,539       2,105,973         449,670         720,886
Basic Death Benefit                      186,499       1,202,793         236,022         351,448
Unit value:
Options A, B, and C                $       11.99   $       12.47   $       11.62   $       12.73
Options B and C                    $       12.00   $       12.48   $       11.63   $       12.73
Options A and C                    $       12.02   $       12.50   $       11.65   $       12.76
Options A and B                    $       12.01   $       12.49   $       11.64   $       12.75
Option C                           $       12.02   $       12.51   $       11.66   $       12.76
Option B                           $       12.02   $       12.50   $       11.65   $       12.76
Option A                           $       12.04   $       12.52   $       11.67   $       12.78
Basic Death Benefit                $       12.05   $       12.54   $       11.68   $       12.79
Portfolios, at cost                $   9,421,805   $  47,822,343   $   9,455,580   $  15,836,865
Portfolio shares owned                 1,368,822       3,904,044       1,131,056       1,775,608

   The acccompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                      Capital      Large Company                    Real Estate
                                      Growth           Index           Value        Securities
As of December 31, 2003              Subaccount     Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $ 142,618,320   $  59,167,218   $  57,646,583   $  25,609,044
                                   -------------------------------------------------------------
   Total Assets                      142,618,320      59,167,218      57,646,583      25,609,044
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $ 142,618,320   $  59,167,218   $  57,646,583   $  25,609,044
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $ 142,618,320   $  59,167,218   $  57,646,583   $  25,609,044
                                   -------------------------------------------------------------
   Net Assets                      $ 142,618,320   $  59,167,218   $  57,646,583   $  25,609,044
                                   =============================================================
Units outstanding:
Options A, B, and C                    1,883,213         508,095         493,911         192,444
Options B and C                           28,205          17,916          10,966          11,096
Options A and C                          303,172          78,068         104,633          51,582
Options A and B                          822,436         329,481         320,623         122,259
Option C                                 101,062          22,463          38,937          13,548
Option B                                 153,442          62,818          85,069          31,213
Option A                               6,534,792       2,587,392       2,539,932         991,956
Basic Death Benefit                    2,241,679       1,094,827       1,017,316         571,734
Unit value:
Options A, B, and C                $       11.78   $       12.54   $       12.47   $       12.87
Options B and C                    $       11.78   $       12.55   $       12.48   $       12.87
Options A and C                    $       11.81   $       12.57   $       12.49   $       12.89
Options A and B                    $       11.80   $       12.56   $       12.49   $       12.88
Option C                           $       11.81   $       12.58   $       12.50   $       12.89
Option B                           $       11.81   $       12.57   $       12.49   $       12.89
Option A                           $       11.83   $       12.59   $       12.50   $       12.90
Basic Death Benefit                $       11.84   $       12.61   $       12.51   $       12.91
Portfolios, at cost                $ 128,514,875   $  51,867,151   $  50,785,368   $  23,833,843
Portfolio shares owned                16,669,587       2,990,358       5,908,228       2,022,703

   The acccompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                                                    High Yield
                                     Balanced       High Yield         Bond           Income
As of December 31, 2003             Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  55,562,300   $  28,541,263   $  25,031,994   $  45,028,740
                                   -------------------------------------------------------------
   Total Assets                       55,562,300      28,541,263      25,031,994      45,028,740
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  55,562,300   $  28,541,263   $  25,031,994   $  45,028,740
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  55,562,300   $  28,541,263   $  25,031,994   $  45,028,740
                                   -------------------------------------------------------------
   Net Assets                      $  55,562,300   $  28,541,263   $  25,031,994   $  45,028,740
                                   =============================================================
Units outstanding:
Options A, B, and C                      708,329         203,469         322,215         498,016
Options B and C                            7,333           5,254           3,239          10,172
Options A and C                           79,999          45,101          31,730         100,670
Options A and B                          352,659         143,447         123,926         243,938
Option C                                  45,802          15,428          15,545          34,933
Option B                                 126,750          50,378          25,074         108,707
Option A                               2,334,655       1,068,668         933,529       1,950,422
Basic Death Benefit                    1,135,226         606,852         414,094       1,149,251
Unit value:
Options A, B, and C                $       11.56   $       13.30   $       13.35   $       10.95
Options B and C                    $       11.56   $       13.30   $       13.35   $       10.96
Options A and C                    $       11.58   $       13.33   $       13.38   $       10.98
Options A and B                    $       11.58   $       13.32   $       13.37   $       10.97
Option C                           $       11.59   $       13.33   $       13.38   $       10.98
Option B                           $       11.58   $       13.33   $       13.38   $       10.98
Option A                           $       11.60   $       13.35   $       13.40   $       11.00
Basic Death Benefit                $       11.62   $       13.37   $       13.42   $       11.01
Portfolios, at cost                $  51,055,554   $  27,150,980   $  23,687,359   $  44,511,841
Portfolio shares owned                 3,843,892       5,551,694       3,713,835       4,414,626

   The acccompanying notes are an integral part of these financial statements

                    THRIVENT VARIABLE ANNUITY ACCOUNT I
             Statements of Assets and Liabilities - continued

                                   -------------------------------------------------------------
                                       Bond           Limited         Mortgage         Money
                                      Index        Maturity Bond     Securities        Market
As of December 31, 2003             Subaccount      Subaccount       Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Assets:
Series funds, at value             $  67,136,752   $  65,170,203   $  16,880,137   $  22,666,068
                                   -------------------------------------------------------------
   Total Assets                       67,136,752      65,170,203      16,880,137      22,666,068
   Total Liabilities                          --              --              --              --
                                   -------------------------------------------------------------
Net Assets                         $  67,136,752   $  65,170,203   $  16,880,137   $  22,666,068
                                   =============================================================
Net Assets Applicable to Annuity
Contract Holders:
Contracts in accumulation period   $  67,136,752   $  65,170,203   $  16,880,137   $  22,666,068
                                   -------------------------------------------------------------
   Net Assets                      $  67,136,752   $  65,170,203   $  16,880,137   $  22,666,068
                                   =============================================================
Units outstanding:
Options A,B and C                        784,156         641,106         162,319       2,772,683
Options B and C                           49,060          19,292           7,668          78,483
Options A and C                          161,813         119,358          52,375         303,986
Options A and B                          410,765         400,464          91,895       1,630,564
Option C                                  60,698          45,731           8,317         192,549
Option B                                  89,015         107,349          28,470         425,507
Option A                               3,411,084       3,264,396         852,533      11,514,889
Basic Death Benefit                    1,501,208       1,656,856         467,638       5,820,255
Unit value:
Options A, B, and C                $       10.34   $       10.38   $       10.08   $        0.99
Options B and C                    $       10.35   $       10.39   $       10.08   $        1.00
Options A and C                    $       10.37   $       10.41   $       10.09   $        1.00
Options A and B                    $       10.36   $       10.40   $       10.09   $        1.00
Option C                           $       10.37   $       10.41   $       10.10   $        1.00
Option B                           $       10.37   $       10.41   $       10.09   $        1.00
Option A                           $       10.39   $       10.42   $       10.10   $        1.00
Basic Death Benefit                $       10.40   $       10.44   $       10.11   $        1.00
Portfolios, at cost                $  67,517,866   $  65,392,752   $  16,775,020   $  22,666,068
Portfolio shares owned                 6,344,791       6,384,292       1,688,910      22,666,068


   The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                            Statements of Operations

                                     Technology      Small Cap      Opportunity      Small Cap
For the year ended December 31,        Stock          Growth           Growth          Stock
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $          --   $          --   $          --   $         487
Mortality and expense risk
charges                                  (57,666)        (51,160)        (32,641)       (189,346)
                                   -------------------------------------------------------------
   Net Investment Income(loss)           (57,666)        (51,160)        (32,641)       (188,859)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               77,296          16,027          11,061          77,402
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation(depreciation) of
investments                            1,718,206       1,688,663         983,990       6,406,744
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       1,795,502       1,704,690         995,051       6,484,146
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   1,737,836   $   1,653,530   $     962,410   $   6,295,287
                                   =============================================================

                                                                     Mid Cap
                                     Small Cap       Small Cap        Select          Mid Cap
For the year ended December 31,        Index           Value          Growth          Growth
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $      10,835   $       4,564   $          --   $          --
Mortality and expense risk
charges                                 (142,800)        (36,231)        (38,265)       (134,244)
                                   -------------------------------------------------------------
   Net Investment Income(loss)          (131,965)        (31,667)        (38,265)       (134,244)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               56,854           5,928          19,836          35,714
Capital gain distributions                    --         337,217              --              --
Change in unrealized
appreciation(depreciation) of
investments                            4,661,791       1,009,285         926,091       3,273,746
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       4,718,645       1,352,430         945,927       3,309,460
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   4,586,680   $   1,320,763   $     907,662   $   3,175,216
                                   =============================================================

                                      Mid Cap         Mid Cap          World
For the year ended December 31,        Stock           Index          Growth       International
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $      61,810   $     145,558   $      33,683   $     327,737
Mortality and expense risk
charges                                 (178,772)       (130,964)       (132,798)       (171,376)
                                   -------------------------------------------------------------
   Net Investment Income(loss)          (116,962)        (14,594)        (99,115)       (156,361)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               41,762          46,015          27,747          51,193
Capital gain distributions                    --         150,610              --              --
Change in unrealized
appreciation(depreciation) of
investments                            5,071,602       3,594,196       4,485,784       4,853,743
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       5,113,364       3,790,821       4,513,531       4,904,936
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   4,996,402   $   3,805,415   $   4,414,416   $   5,061,297
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.


   The accompanying notes are an integral part of these financial statements

                     THRIVENT VARIABLE ANNUITY ACCOUNT I
                      Statements of Operations - continued

                                                                     Investors        Growth
For the year ended December 31,       All Cap         Growth          Growth          Stock
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $      15,046   $      18,533   $       7,844   $      29,544
Mortality and expense risk
charges                                  (59,848)       (255,651)        (51,929)        (89,177)
                                   -------------------------------------------------------------
   Net Investment Income(loss)           (44,802)       (237,118)        (44,085)        (59,633)
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               30,668          91,447          18,748          19,330
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation(depreciation) of
investments                            1,298,764       5,970,685         822,256       2,264,621
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments   $   1,329,432       6,062,132         841,004        2,283,951
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   1,284,630   $   5,825,014   $     796,919   $   2,224,318
                                   =============================================================

                                      Capital      Large Company                    Real Estate
For the year ended December 31,       Growth           Index          Value         Securities
2003, except as indicated /1/       Subaccount      Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $     662,578   $      77,207   $     526,394   $     475,076
Mortality and expense risk              (803,310)       (292,547)       (276,427)        (84,637)
charges                            -------------------------------------------------------------
   Net Investment Income(loss)          (140,732)       (215,340)        249,967         390,439
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               18,201          62,622          25,091          21,896
Capital gain distributions                    --              --              --         195,385
Change in unrealized
appreciation(depreciation) of
investments                           14,127,647       7,323,600       6,861,215       1,775,203
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments      14,145,848       7,386,222       6,886,306       1,992,484
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $  14,005,116   $   7,170,882   $   7,136,273   $   2,382,923
                                   =============================================================

                                                                     High Yield
For the year ended December 31,      Balanced        High Yield         Bond          Income
2003, except as indicated /1/       Subaccount       Subaccount      Subaccount     Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $     191,274   $     887,411   $     820,263   $     905,064
Mortality and expense risk
charges                                 (304,486)       (130,633)       (135,565)       (257,005)
                                   -------------------------------------------------------------
   Net Investment Income(loss)          (113,212)        756,778         684,698         648,059
Net realized and unrealized
gain(loss) on investments
Net realized gain(loss) on
investments                               56,725           7,889          13,974           5,009
Capital gain distributions                    --              --              --              --
Change in unrealized
appreciation(depreciation) of
investments                            4,537,636       1,391,081       1,344,644         514,089
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments       4,594,361       1,398,970       1,358,618         519,098
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from Operations   $   4,481,149   $   2,155,748   $   2,043,316   $   1,167,157
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.


   The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                      Statements of Operations - continued

                                      Bond            Limited         Mortgage        Money
For the year ended December 31,       Index        Maturity Bond     Securities       Market
2003, except as indicated /1/       Subaccount       Subaccount      Subaccount      Subaccount
------------------------------------------------------------------------------------------------
Dividends                          $   1,564,312   $     913,102   $     168,468   $      87,193
Mortality and expense risk
charges                                 (450,094)       (399,986)        (65,573)       (144,734)
                                   -------------------------------------------------------------
   Net Investment Income(loss)         1,114,218         513,116         102,895         (57,541)
Net realized and unrealized gain
(loss) on investments
Net realized gain(loss) on
investments                              (33,741)          4,091         (11,765)             --
Capital gain distributions                    --         552,802              --              --
Change in unrealized
appreciation(depreciation)
of investments                          (386,606)       (232,416)        105,115              --
                                   -------------------------------------------------------------
   Net Gain(Loss) on Investments        (420,347)        324,477          93,350              --
                                   -------------------------------------------------------------
Net Increase(Decrease) in Net
Assets Resulting from
Operations                         $     693,871   $     837,593   $     196,245   $     (57,541)
                                   =============================================================


/1/ Certain subaccounts commenced operations during 2003 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                       Statements of Changes in Net Assets

                                     Technology                      Small Cap
                                       Stock                           Growth
For the years ended, except as       Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (57,666)  $         (10)  $     (51,160)  $         (26)
Net realized gain(loss) from
investment transactions                   77,296              (6)         16,027             (10)
Change in unrealized
appreciation(depreciation)
of investments                         1,718,206            (865)      1,688,663          (1,016)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           1,737,836            (881)      1,653,530          (1,052)
Unit Transactions
Proceeds from units issued             9,647,620           5,819       9,359,475           2,302
Net asset value of units
redeemed                                (110,050)             --         (55,861)             --
Transfers between subaccounts
including fixed account                1,204,720          16,343         781,663          62,079
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  10,742,290          22,162      10,085,277          64,381
                                   -------------------------------------------------------------
Net Change in Net Assets              12,480,126          21,281      11,738,807          63,329
Net Assets Beginning of Period            21,281              --          63,329              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  12,501,407   $      21,281   $  11,802,136   $      63,329
                                   =============================================================

                                            Opportunity                      Small Cap
                                               Growth                          Stock
For the years ended, except as              Subaccount                       Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (32,641)  $         (37)  $    (188,859)  $        (163)
Net realized gain(loss) from
investment transactions                   11,061             (16)         77,402             481
Change in unrealized
appreciation(depreciation)
of investments                           983,990          (2,549)      6,406,744          (6,178)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             962,410          (2,602)      6,295,287          (5,860)
Unit Transactions
Proceeds from units issued             6,283,173           6,358      25,926,053          42,489
Net asset value of units
redeemed                                 (40,624)             --        (239,798)           (490)
Transfers between subaccounts
including fixed account                  501,853          58,816       1,509,204         210,717
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                   6,744,402          65,174      27,195,459         252,716
                                   -------------------------------------------------------------
Net Change in Net Assets               7,706,812          62,572      33,490,746         246,856
Net Assets Beginning of Period            62,572              --         246,856              --
                                   -------------------------------------------------------------
Net Assets End of Period           $   7,769,384   $      62,572   $  33,737,602   $     246,856
                                   =============================================================

                                               Small                  Small Cap
                                               Index                    Value
For the years ended, except as               Subaccount              Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003
--------------------------------------------------------------------------------
Operations
Net investment income(loss)        $    (131,965)  $        (127)  $     (31,667)
Net realized gain(loss) from
investment transactions                   56,854           1,273         343,145
Change in unrealized
appreciation(depreciation)
of investments                         4,661,791          (5,986)      1,009,285
                                   ---------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           4,586,680          (4,840)      1,320,763
Unit Transactions
Proceeds from units issued            21,621,063          23,172       9,224,116
Net asset value of units
redeemed                                (163,540)           (304)        (24,906)
Transfers between subaccounts
including fixed account                2,289,276         285,816         817,951
                                   ---------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  23,746,799         308,685      10,017,161
                                   ---------------------------------------------
Net Change in Net Assets              28,333,479         303,845      11,337,924
Net Assets Beginning of Period           303,845              --              --
                                   ---------------------------------------------
Net Assets End of Period           $  28,637,324   $     303,845   $  11,337,924
                                   =============================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                 Statements of Changes in Net Assets--continued

                                              Mid Cap                         Mid Cap
                                           Select Growth                      Growth
For the years ended, except as               Subaccount                     Subaccount
 indicated /1/                       12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (38,265)  $         (52)  $    (134,244)  $         (61)
Net realized gain(loss) from
investment transactions                   19,836              (1)         35,714              (4)
Change in unrealized
appreciation(depreciation)
of investments                           926,091          (2,274)      3,273,746          (2,868)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             907,662          (2,327)      3,175,216          (2,933)
Unit Transactions
Proceeds from units issued             5,667,608          26,568      25,276,387           9,350
Net asset value of units
redeemed                                 (37,339)             --        (189,458)            (98)
Transfers between subaccounts
including fixed account                  855,211          54,775       2,009,870         144,870
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                   6,485,480          81,343      27,096,799         154,122
                                   -------------------------------------------------------------
Net Change in Net Assets               7,393,142          79,016      30,272,015         151,189
Net Assets Beginning of Period            79,016              --         151,189              --
                                   -------------------------------------------------------------
Net Assets End of Period           $   7,472,158   $      79,016   $  30,423,204   $     151,189
                                   =============================================================

                                              Mid Cap                         Mid Cap
                                               Stock                           Index
For the years ended, except as               Subaccount                     Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $    (116,962)  $         515   $      14,594   $       1,416
Net realized gain(loss) from
investment transactions                   41,762             (13)        196,625           1,122
Change in unrealized
appreciation(depreciation)
of investments                         5,071,602          (3,114)      3,594,196          (6,331)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           4,996,402          (2,612)      3,805,415          (3,793)
Unit Transactions
Proceeds from units issued            24,740,756          55,785      21,049,646           8,615
Net asset value of units
redeemed                                (187,358)         (1,491)       (154,265)            (86)
Transfers between subaccounts
including fixed account                1,051,821         171,248       2,091,282         278,705
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  25,605,219         225,542      22,986,663         287,233
                                   -------------------------------------------------------------
Net Change in Net Assets              30,601,621         222,930      26,792,078         283,440
Net Assets Beginning of Period           222,930              --         283,440              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  30,824,551   $     222,930   $  27,075,518   $     283,440
                                   =============================================================

                                           World Growth                    International
For the years ended, except as              Subaccount                       Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (99,115)  $        (113)  $     156,361   $       3,023
Net realized gain(loss) from
investment transactions                   27,747             (11)         51,193              (1)
Change in unrealized
appreciation(depreciation)
of investments                         4,485,784           1,409       4,853,743          (3,893)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           4,414,416           1,285       5,061,297            (871)
Unit Transactions
Proceeds from units issued            22,344,147          12,674      25,114,273          51,753
Net asset value of units
redeemed                                (160,432)             --        (204,504)            (86)
Transfers between subaccounts
including fixed account                1,765,767         266,819       2,143,004         220,841
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  23,949,482         279,493      27,052,773         272,509
                                   -------------------------------------------------------------
Net Change in Net Assets              28,363,898         280,778      32,114,070         271,638
Net Assets Beginning of Period           280,778              --         271,638              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  28,644,676   $     280,778   $  32,385,708   $     271,638
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

    The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                 Statements of Changes in Net Assets--continued

                                             All Cap                          Growth
For the years ended, except as              Subaccount                      Subaccount
indicated /1/                        12/31/2003      12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (44,802)  $         (86)  $    (237,118)  $        (203)
Net realized gain(loss) from
investment transactions                   30,668              (1)         91,447              (9)
Change in unrealized
appreciation(depreciation) of
investments                            1,298,764          (3,113)      5,970,685         (11,311)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           1,284,630          (3,200)      5,825,014         (11,523)
Unit Transactions
Proceeds from units issued             8,530,409          25,398      42,146,020          51,259
Net asset value of units
 redeemed                                (86,329)             --        (411,122)           (965)
Transfers between subaccounts
including fixed account                  815,998         150,551       5,765,043         417,990
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                   9,260,078         175,949      47,499,941         468,284
                                   -------------------------------------------------------------
Net Change in Net Assets              10,544,708         172,749      53,324,955         456,761
Net Assets Beginning of Period           172,749              --         456,761              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  10,717,457   $     172,749   $  53,781,716   $     456,761
                                   =============================================================

                                             Investors                        Growth
                                              Growth                          Stock
For the years ended, except as              Subaccount                      Subaccount
indicated /1/                        12/31/2003     12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     (44,085)  $          69   $     (59,633)  $         178
Net realized gain(loss) from
investment transactions                   18,748              (8)         19,330              (3)
Change in unrealized
appreciation(depreciation) of
investments                              822,256          (5,584)      2,264,621          (3,423)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             796,919          (5,523)      2,224,318          (3,248)
Unit Transactions
Proceeds from units issued             8,198,621          12,753      13,813,125          21,821
Net asset value of units
redeemed                                 (58,799)           (195)        (91,492)             --
Transfers between subaccounts
including fixed account                1,156,947         171,529       1,957,995         175,545
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                   9,296,769         184,087      15,679,628         197,366
                                   -------------------------------------------------------------
Net Change in Net Assets              10,093,688         178,564      17,903,946         194,118
Net Assets Beginning of Period           178,564              --         194,118              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  10,272,252   $     178,564   $  18,098,064   $     194,118
                                   =============================================================

                                                                           Large Company
                                          Capital Growth                       Index
For the years ended, except as              Subaccount                      Subaccount
indicated /1/                        12/31/2003     12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $    (140,732)  $       4,095   $    (215,340)  $        (458)
Net realized gain(loss) from
investment transactions                   18,201            (114)         62,622           4,191
Change in unrealized
appreciation(depreciation) of
investments                           14,127,647         (24,200)      7,323,600         (23,532)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations          14,005,116         (20,219)      7,170,882         (19,799)
Unit Transactions
Proceeds from units issued           120,541,424         147,915      46,514,652          18,422
Net asset value of units
redeemed                               (819,233)           (978)       (389,134)           (555)
Transfers between subaccounts
including fixed account                8,006,673         757,622       4,997,440         875,309
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                 127,728,864         904,559      51,122,958         893,177
                                   -------------------------------------------------------------
Net Change in Net Assets             141,733,980         884,340      58,293,840         873,378
Net Assets Beginning of Period           884,340              --         873,378              --
                                   -------------------------------------------------------------
Net Assets End of Period           $ 142,618,320   $     884,340   $  59,167,218   $     873,378
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

   The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                 Statements of Changes in Net Assets--continued

                                                    Real Estate
                                       Value        Securities               Balanced
For the years ended, except as       Subaccount     Subaccount              Subaccount
indicated /1/                        12/31/2003     12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income/(loss)       $     249,967   $     390,439   $    (113,212)  $        (570)
Net realized gain/(loss) from
investment transactions                   25,091         217,281          56,725          19,915
Change in unrealized
appreciation/(depreciation) of
investments                            6,861,215       1,775,203       4,537,636         (30,891)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           7,136,273       2,382,923       4,481,149         (11,546)
Unit Transactions
Proceeds from units issued            34,867,624      21,033,958      47,814,985         171,567
Net asset value of units
redeemed                                (427,087)       (325,050)       (511,886)             --
Transfers between subaccounts
including fixed account               16,069,773       2,517,213       2,874,980         743,051
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  50,510,310      23,226,121      50,178,079         914,618
                                   -------------------------------------------------------------
Net Change in Net Assets              57,646,583      25,609,044      54,659,228         903,072
Net Assets Beginning of Period                --              --         903,072              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  57,646,583   $  25,609,044   $  55,562,300   $     903,072
                                   =============================================================

                                                                            High Yield
                                            High Yield                         Bond
For the years ended, except as              Subaccount                      Subaccount
indicated /1/                        12/31/2003     12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     756,778   $         381   $     684,698   $       1,303
Net realized gain(loss) from
investment transactions                    7,889              --          13,974              --
Change in unrealized
appreciation(depreciation) of
investments                            1,391,081            (798)      1,344,644              (9)
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           2,155,748            (417)      2,043,316           1,294
Unit Transactions
Proceeds from units issued            23,789,197           5,677      21,046,420          26,391
Net asset value of units
redeemed                                (176,750)             --        (260,963)            (85)
Transfers between subaccounts
including fixed account                2,648,860         118,948       2,027,745         147,876
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  26,261,307         124,625      22,813,202         174,182
                                   -------------------------------------------------------------
Net Change in Net Assets              28,417,055         124,208      24,856,518         175,476
Net Assets Beginning of Period           124,208              --         175,476              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  28,541,263   $     124,208   $  25,031,994   $     175,476
                                   =============================================================

                                              Income                        Bond Index
For the years ended, except as              Subaccount                      Subaccount
indicated /1/                        12/31/2003     12/31/2002      12/31/2003      12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     648,059   $         590   $   1,114,218   $       3,730
Net realized gain(loss) from
investment transactions                    5,009              --         (33,741)             22
Change in unrealized
appreciation(depreciation) of
investments                              514,089           2,810        (386,606)          5,492
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations           1,167,157           3,400         693,871           9,244
Unit Transactions
Proceeds from units issued            40,881,455          37,633      64,036,451         188,648
Net asset value of units
redeemed                                (458,338)             --        (830,184)         (5,922)
Transfers between subaccounts
including fixed account                2,919,411         478,022       2,198,789         845,855
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  43,342,528         515,655      65,405,056       1,028,581
                                   -------------------------------------------------------------
Net Change in Net Assets              44,509,685         519,055      66,098,927       1,037,825
Net Assets Beginning of Period           519,055            --         1,037,825              --
                                   -------------------------------------------------------------
Net Assets End of Period           $  45,028,740   $     519,055   $  67,136,752   $   1,037,825
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

   The accompanying notes are an integral part of these financial statements

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                 Statements of Changes in Net Assets--continued

                                         Limited Maturity            Mortgage
                                               Bond                 Securities      Money Market
For the years ended, except as              Subaccount              Subaccount       Subaccount
indicated /1/                        12/31/2003      12/31/2002     12/31/2003       12/31/2002
------------------------------------------------------------------------------------------------
Operations
Net investment income(loss)        $     513,116   $       1,490   $     102,895   $     (57,541)
Net realized gain(loss) from
investment transactions                  556,893             382         (11,765)             --
Change in unrealized
appreciation(depreciation) of
investments                             (232,416)          9,867         105,115              --
                                   -------------------------------------------------------------
   Net Change in Net Assets
   Resulting from Operations             837,593          11,739         196,245         (57,541)
Unit Transactions
Proceeds from units issued            59,074,787          96,852      16,005,463      40,375,311
Net asset value of units
redeemed                                (629,600)         (2,029)        (55,174)     (1,048,364)
Transfers between subaccounts
including fixed account                4,027,816       1,753,045         733,603     (16,603,338)
                                   -------------------------------------------------------------
   Net Change in Net Assets from
   Unit Transactions                  62,473,003       1,847,868      16,683,892      22,723,609
                                   -------------------------------------------------------------
Net Change in Net Assets              63,310,596       1,859,607      16,880,137      22,666,068
Net Assets Beginning of Period         1,859,607            --              --                --
                                   -------------------------------------------------------------
Net Assets End of Period           $  65,170,203   $   1,859,607   $  16,880,137   $  22,666,068
                                   =============================================================

/1/ Certain subaccounts commenced operations during 2003 and 2002 as disclosed in the accompanying notes.

   The accompanying notes are an integral part of these financial statements

THRIVENT VARIABLE ANNUITY ACCOUNT I
Notes to Financial Statements
December 31, 2003

(1)  ORGANIZATION

The Thrivent Variable Annuity Account I (the Variable Account),is registered as a unit investment trust under the Investment Company Act of 1940, and is a separate account of Thrivent Financial for Lutherans (Thrivent Financial). The Variable Account, which commenced operations on October 31, 2002, contains twenty-eight subaccounts each of which invests in a corresponding portfolio of either the AAL Variable Product Series Fund, Inc. or the LB Series Fund, Inc. (each a Fund and collectively the Funds), as follows:

Subaccount                     Series
Technology Stock (c)           AAL Variable Product Series Fund,
                               Inc. - Technology Stock Portfolio
Small Cap Growth               LB Series Fund, Inc. - Small Cap Growth Portfolio
Opportunity Growth             LB Series Fund, Inc. - Opportunity Growth
                               Portfolio
Small Cap Stock (c)            AAL Variable Product Series Fund, Inc. - Small
                               Cap Stock Portfolio
Small Cap Index (c)            AAL Variable Product Series Fund, Inc. - Small
                               Cap Index Portfolio
Small Cap Value (a)            AAL Variable Product Series Fund, Inc. - Small
                               Cap Value Portfolio
Mid Cap Select Growth          LB Series Fund, Inc. - Mid Cap Select Growth
                               Portfolio
Mid Cap Growth                 LB Series Fund, Inc. - Mid Cap Growth Portfolio
Mid Cap Stock (c)              AAL Variable Product Series Fund, Inc. - Mid Cap
                               Stock Portfolio
Mid Cap Index (c)              AAL Variable Product Series Fund, Inc. - Mid Cap
                               Index Portfolio
World Growth                   LB Series Fund, Inc. - World Growth Portfolio
International (b)              AAL Variable Product Series Fund,
                               Inc. - International Portfolio
All Cap                        LB Series Fund, Inc. - All Cap Portfolio
Growth                         LB Series Fund, Inc. - Growth Portfolio
Investors Growth               LB Series Fund, Inc. - Investors Growth Portfolio
Growth Stock                   LB Series Fund, Inc. - Growth Stock Portfolio
Capital Growth (c)             AAL Variable Product Series Fund, Inc. - Capital
                               Growth Portfolio
Large Company Index (c)        AAL Variable Product Series Fund, Inc. - Large
                               Company Index Portfolio
Value                          LB Series Fund, Inc. - Value Portfolio
Real Estate Securities (a)     AAL Variable Product Series Fund, Inc. - Real
                               Estate Securities Portfolio
Balanced (c)                   AAL Variable Product Series Fund,
                               Inc. - Balanced Portfolio
High Yield                     LB Series Fund, Inc. - High Yield Portfolio
High Yield Bond (c)            AAL Variable Product Series Fund, Inc. - High
                               Yield Bond Portfolio
Income                         LB Series Fund, Inc. - Income Portfolio
Bond Index (c)                 AAL Variable Product Series Fund, Inc. - Bond
                               Index Portfolio
Limited Maturity Bond          LB Series Fund, Inc. - Limited Maturity Bond
                               Portfolio
Mortgage Securities (a)        AAL Variable Product Series Fund, Inc. - Mortgage
                               Securities Portfolio
Money Market                   LB Series Fund, Inc. - Money Market Portfolio

(a)  Since Inception, April 30, 2003
(b)  Since Inception, April 25, 2003
(c)  Since Inception, April 30, 2002

The Funds are registered under the Investment Company Act of 1940 as diversified open-end investment companies.

The Variable Account is used to fund flexible premium deferred variable annuity contracts issued by Thrivent Financial. Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the other assets and liabilities of Thrivent Financial. The assets of the Variable Account will not be charged with any liabilities arising out of any other business conducted by the insurance operations of Thrivent Financial.

A fixed account investment option is available for contract owners of the flexible premium deferred variable annuity. Assets of the fixed account are combined with the general assets of Thrivent Financial and invested by Thrivent Financial as allowed by applicable law. Accordingly, the fixed account assets are not included in the Variable Account financial statements.

(2)  SIGNIFICANT ACCOUNTING POLICIES

Investments

The investments in shares of the Funds are stated at fair value which is the closing net asset value per share as determined by the Fund. The cost of shares sold and redeemed is determined on the average cost method. Dividend distributions received from the Fund are reinvested in additional shares of the Fund and recorded as income by the Variable Account on the ex-dividend date.

Federal Income Taxes

Thrivent Financial qualifies as a tax-exempt organization under the Internal Revenue Code. Accordingly, no provision for income taxes has been charged against the Variable Account. Thrivent Financial reserves the right to charge for taxes in the future should Thrivent Financial's tax status change.

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                    Notes to Financial Statements (continued)

(2)  SIGNIFICANT ACCOUNTING POLICIES (continued)

Other

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

(3)  EXPENSE CHARGES

Proceeds received by the Variable Account from units issued represent gross contract premiums received by Thrivent Financial less any applicable premium taxes. No charge for sales distribution expense is deducted from premiums received.

A surrender charge is deducted from the accumulated value of the contract to compensate Thrivent Financial if a contract is surrendered in whole or in part during the first six years the contract is in force. The surrender charge is 6% during the first contract year, and decreases by 1% each subsequent contract year. For purposes of the surrender charge calculation, up to 10% of a contract's accumulated value may be excluded from the calculation each year. This charge is deducted by redeeming units of the subaccounts of the Variable Account.

A daily charge is deducted from the value of the net assets of the Variable Account to compensate Thrivent Financial for mortality and expense risks assumed in connection with the contract and is equivalent to an annual rate of 1.10% - 1.55% of the average daily net assets of the Variable Account depending on the death benefit option of the contract as shown below.

Mortality and Expense Risk Charge                       Current   Maximum
   With Basic Death Benefit only                           1.10%     1.25%
   With Maximum Anniversary Death Benefit (Option A)       1.20      1.35
   With Premium Accumulation Death Benefit (Option B)      1.35      1.50
   With Earnings Addition Death Benefit (Option C)         1.30      1.45
   With Option A and B                                     1.40      1.55
   With Option A and C                                     1.35      1.50
   With Option B and C                                     1.50      1.65
   With Options A, B and C                                 1.55      1.70
                                                        -------   -------
Total Annual Subaccount Expenses with each
 optional death benefit                                    1.55      1.70

Additionally, during the year ended December 31, 2003, management fees were paid indirectly to Thrivent Financial in its capacity as adviser to the Fund. The Fund's advisory agreement provides for fees as a percent of the average net assets for each subaccount, as follows:

                        % of Average
Subaccount               Net Assets
------------------------------------
Technology Stock                0.75%
Small Cap Growth                1.00%
Opportunity Growth              0.40%
Small Cap Stock                 0.70%
Small Cap Index                 0.34%
Small Cap Value                 0.80%
Mid Cap Select Growth           0.90%
Mid Cap Growth                  0.40%
Mid Cap Stock                   0.70%
Mid Cap Index                   0.35%
World Growth                    0.85%
International                   0.80%
All Cap                         0.95%
Growth                          0.40%
Investors Growth                0.80%
Growth Stock                    0.80%
Capital Growth                  0.65%
Large Company Index             0.32%
Value                           0.60%
Real Estate Securities          0.80%
Balanced                        0.32%
High Yield                      0.40%
High Yield Bond                 0.40%
Income                          0.40%
Bond Index                      0.35%
Limited Maturity Bond           0.40%
Mortgage Securities             0.50%
Money Market                    0.40%

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                    Notes to Financial Statements (continued)

(4)  UNIT ACTIVITY

Transactions in units (including transfers among subaccounts) were as follows:

                                      -----------------------------------------------------------------------------------
                                       Technology    Small Cap    Opportunity     Small Cap    Small Cap      Small Cap
                                         Stock        Growth         Growth        Stock         Index         Value
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --            --            --            --             --
   Units issued.....................         2,286         6,425         6,886        27,527        35,605             --
   Units redeemed...................          (168)         (284)         (574)       (3,123)       (5,635)            --
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................         2,118         6,141         6,312        24,404        29,970             --
   Units issued.....................     1,126,224       972,815       657,741     3,075,054     2,594,941        902,547
   Units redeemed...................      (295,888)     (173,345)     (106,591)     (690,228)     (554,986)       (94,930)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................       832,454       805,611       557,462     2,409,230     2,069,925        807,617
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                         Mid Cap
                                         Select       Mid Cap       Mid Cap       Mid Cap        World
                                         Growth        Growth        Stock         Index         Growth     International
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --            --            --            --             --
   Units issued.....................         9,968        15,805        26,919        30,218        29,679         33,519
   Units redeemed...................        (1,989)         (628)       (4,756)       (2,189)       (1,982)        (6,025)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................         7,979        15,177        22,163        28,029        27,697         27,495
   Units issued.....................       693,741     2,801,083     2,887,634     2,486,514     2,680,926      3,278,211
   Units redeemed...................      (145,426)     (541,489)     (563,835)     (503,748)     (529,290)      (724,776)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................       556,294     2,274,771     2,345,962     2,010,795     2,179,333      2,580,930
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                                                   Investors       Growth       Capital     Large Company
                                         All Cap       Growth        Growth        Stock        Growth          Index
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --            --            --            --             --
   Units issued.....................        17,924        52,194        19,092        20,527        98,030         93,350
   Units redeemed...................          (410)       (5,165)         (535)         (856)       (8,349)        (5,472)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................        17,514        47,029        18,557        19,671        89,681         87,878
   Units issued.....................     1,173,087     5,548,113     1,170,751     1,763,524    14,593,988      5,775,133
   Units redeemed...................      (299,575)   (1,298,608)     (308,797)     (366,183)   (2,615,668)    (1,161,951)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................       891,026     4,296,534       880,511     1,417,012    12,068,001      4,701,060
                                      ============  ============  ============  ============  ============  =============

                                      -----------------------------------------------------------------------------------
                                                    Real Estate                                High Yield
                                         Value       Securities     Balanced     High Yield       Bond         Income
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at beginning of
 period.............................            --            --            --            --            --             --
   Units issued.....................            --            --       105,634        12,484        19,346         52,457
   Units redeemed...................            --            --       (15,536)         (717)       (3,117)        (1,851)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2002...............................            --            --        90,098        11,767        16,229         50,606
   Units issued.....................     5,500,450     2,223,754     5,918,984     2,524,980     2,504,566      5,259,776
   Units redeemed...................      (889,063)     (237,922)   (1,218,329)     (398,150)     (651,443)    (1,214,273)
                                      ------------  ------------  ------------  ------------  ------------  -------------
Units outstanding at December 31,
 2003...............................     4,611,387     1,985,832     4,790,753     2,138,597     1,869,352      4,096,109
                                      ============  ============  ============  ============  ============  =============

                                      ------------------------------------------------------
                                          Bond         Limited      Mortgage       Money
                                         Index        Maturity     Securities      Market
                                      ------------  ------------  ------------  ------------
Units outstanding at beginning of
 period.............................            --            --            --            --
   Units issued.....................       120,779       203,569            --            --
   Units redeemed...................       (18,486)      (19,364)           --            --
                                      ------------  ------------  ------------  ------------
Units outstanding at December 31,
 2002...............................       102,293       184,205            --            --
   Units issued.....................     8,865,635     8,246,963     2,246,622    69,312,512
   Units redeemed...................    (2,500,129)   (2,176,616)     (575,407)  (46,573,596)
                                      ------------  ------------  ------------  ------------
Units outstanding at December 31,
 2003...............................     6,467,799     6,254,552     1,671,215    22,738,916
                                      ============  ============  ============  ============

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                    Notes to Financial Statements (continued)

(5)  PURCHASES AND SALES OF INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments in the Funds for the year ended December 31, 2003 were as follows:

                           Purchases        Sales

Technology Stock         $  11,319,920   $   635,296
Small Cap Growth            10,219,939       185,821
Opportunity Growth           6,806,273        94,513
Small Cap Stock             27,626,357       619,757
Small Cap Index             24,019,753       404,919
Small Cap Value             10,428,438       105,727
Mid Cap Select Growth        6,633,003       185,788
Mid Cap Growth              27,349,754       387,199
Mid Cap Stock               26,058,331       570,073
Mid Cap Index               23,547,721       395,854
World Growth                24,120,363       269,997
International               27,679,208       470,073
All Cap                      9,596,680       381,405
Growth                      49,031,965     1,769,141
Investors Growth             9,651,902       399,217
Growth Stock                15,922,809       302,815
Capital Growth             128,192,549       604,416
Large Company Index         51,754,965       847,347
Value                       51,124,433       364,157
Real Estate Securities      24,226,134       414,189
Balanced                    51,276,166     1,211,298
High Yield                  27,319,920       301,834
High Yield Bond             24,032,219       534,320
Income                      45,201,655     1,211,068
Bond Index                  70,140,897     3,621,622
Limited Maturity Bond       65,304,224     1,765,303
Mortgage Securities         18,200,520     1,413,733
Money Market                43,762,146    21,096,078

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES

A summary of units outstanding, unit values, net assets, expense ratios, investment income ratios and total return ratios for each of the two years in the period ended December 31, 2003, follows:

Subaccount                                     2003               2002
----------------------------------------------------------------------------
Technology Stock
Units                                             832,454              2,118
Unit value                                  $14.97-$15.05      $10.04-$10.05
Net assets                                    $12,501,407            $21,281
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            49.04 - 49.71 %      0.43 - 0.50 %

Small Cap Growth
Units                                             805,611              6,141
Unit value                                  $14.60-$14.67      $10.31-$10.32
Net assets                                    $11,802,136            $63,329
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            41.62 - 42.26 %      3.08 - 3.16 %

Opportunity Growth
Units                                             557,462              6,312
Unit value                                  $13.89-$13.96        $9.91-$9.92
Net assets                                     $7,769,384            $62,573
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            40.17 - 40.80 %  (0.92) - (0.84) %

Small Cap Stock
Units                                           2,409,230             24,404
Unit value                                  $13.96-$14.03      $10.11-$10.12
Net assets                                    $33,737,602           $246,856
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            38.04 - 38.66 %      1.11 - 1.19 %

Small Cap Index
Units                                           2,069,925             29,970
Unit value                                  $13.78-$13.86      $10.13-$10.14
Net assets                                    $28,637,324           $303,845
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.09 %             0.03 %
Total Return (c)                            36.04 - 36.65 %      1.33 - 1.41 %

Small Cap Value
Units                                             807,617
Unit value                                  $14.01-$14.05
Net assets                                    $11,337,924
Ratio of expenses to net assets (a)           1.10 - 1.55 %
Investment income ratio (b)                          0.10 %
Total Return (c)                            40.09 - 40.51 %

Mid Cap Select Growth
Units                                             556,294              7,979
Unit value                                  $13.39-$13.46        $9.90-$9.91
Net assets                                     $7,472,158            $79,016
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            35.23 - 35.84 %  (1.01) - (0.94) %

Mid Cap Growth
Units                                           2,274,771             15,177
Unit value                                  $13.32-$13.39              $9.96
Net assets                                    $30,423,204           $151,189
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.00 %             0.00 %
Total Return (c)                            33.84 - 34.44 %  (0.44) - (0.37) %

Mid Cap Stock
Units                                           2,345,962             22,163
Unit value                                  $13.10-$13.16             $10.06
Net assets                                    $30,824,551           $222,930
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.44 %             0.92 %
Total Return (c)                            30.24 - 30.83 %      0.55 - 0.62 %

Mid Cap Index
Units                                           2,010,795             28,029
Unit value                                  $13.42-$13.49      $10.11-$10.12
Net assets                                    $27,075,518           $283,440
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          1.38 %             1.99 %
Total Return (c)                            32.73 - 33.33 %      1.08 - 1.15 %

World Growth
Units                                           2,179,333             27,697
Unit value                                  $13.10-$13.16      $10.13-$10.14
Net assets                                    $28,644,676           $280,778
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.31 %             0.00 %
Total Return (c)                            29.25 - 29.84 %      1.32 - 1.40 %

International
Units                                           2,580,930             27,495
Unit value                                  $12.50-$12.57              $9.88
Net assets                                    $32,385,708           $271,638
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          2.40 %             4.69 %
Total Return (c)                            26.63 - 27.20 %  (1.25) - (1.18) %

All Cap
Units                                             891,026             17,514
Unit value                                  $11.99-$12.05        $9.86-$9.87
Net assets                                    $10,717,457           $172,749
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.31 %             0.00 %
Total Return (c)                            21.62 - 22.17 %  (1.43) - (1.35) %

Growth
Units                                           4,296,534             47,029
Unit value                                  $12.47-$12.54              $9.71
Net assets                                    $53,781,716           $456,761
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.09 %             0.00 %
Total Return (c)                            28.49 - 29.08 %  (2.94) - (2.86) %

                       THRIVENT VARIABLE ANNUITY ACCOUNT I
                    Notes to Financial Statements (continued)

(6)  UNIT VALUES - continued

Subaccount                                     2003               2002
----------------------------------------------------------------------------
Investors Growth
Units                                             880,511             18,557
Unit value                                  $11.62-$11.68              $9.62
Net assets                                    $10,272,252           $178,564
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.18 %             0.31 %
Total Return (c)                            20.86 - 21.41 %  (3.83) - (3.76) %

Growth Stock
Units                                           1,417,012             19,671
Unit value                                  $12.73-$12.79        $9.86-$9.87
Net assets                                    $18,098,064           $194,118
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.41 %             0.59 %
Total Return (c)                            29.03 - 29.61 %  (1.37) - (1.30) %

Capital Growth
Units                                          12,068,001             89,681
Unit value                                  $11.78-$11.84              $9.86
Net assets                                   $142,618,320           $884,340
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          1.04 %             1.81 %
Total Return (c)                            19.50 - 20.03 %  (1.44) - (1.37) %

Large Company Index
Units                                           4,701,060             87,878
Unit value                                  $12.54-$12.61        $9.93-$9.94
Net assets                                    $59,167,218           $873,378
Ratio of expenses to net assets (a, b)        1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (c)                          0.33 %             0.03 %
Total Return (d, e)                         26.24 - 26.81 %  (0.67) - (0.59) %

Value
Units                                           4,611,387
Unit value                                  $12.47-$12.51
Net assets                                    $57,646,583
Ratio of expenses to net assets (a)           1.10 - 1.55 %
Investment income ratio (b)                          1.62 %
Total Return (c)                            24.74 - 25.13 %

Real Estate Securities
Units                                           1,985,832
Unit value                                  $12.87-$12.91
Net assets                                    $25,609,044
Ratio of expenses to net assets (a)           1.10 - 1.55 %
Investment income ratio (b)                          4.58 %
Total Return (c)                            28.68 - 29.07 %

Balanced
Units                                           4,790,753             90,098
Unit value                                  $11.56-$11.62      $10.02-$10.03
Net assets                                    $55,562,300           $903,072
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          0.78 %             0.01 %
Total Return (c)                            15.37 - 15.89 %      0.18 - 0.25 %

High Yield
Units                                           2,138,597             11,767
Unit value                                  $13.30-$13.37      $10.55-$10.56
Net assets                                    $28,541,263           $124,208
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          8.30 %             1.70 %
Total Return (c)                            26.03 - 26.60 %      5.50 - 5.58 %

High Yield Bond
Units                                           1,869,352             16,229
Unit value                                  $13.35-$13.42      $10.81-$10.82
Net assets                                    $25,031,994           $175,476
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          7.62 %             2.89 %
Total Return (c)                            23.49 - 24.04 %      8.07 - 8.15 %

Income
Units                                           4,096,109             50,606
Unit value                                  $10.95-$11.01      $10.25-$10.26
Net assets                                    $45,028,740           $519,055
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          4.34 %             0.71 %
Total Return (c)                              6.84 - 7.33 %      2.51 - 2.59 %

Bond Index
Units                                           6,467,799            102,293
Unit value                                  $10.34-$10.40      $10.14-$10.15
Net assets                                    $67,136,752         $1,037,825
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          4.30 %             1.56 %
Total Return (c)                              1.99 - 2.45 %      1.41 - 1.48 %

Limited Maturity Bond
Units                                           6,254,552            184,205
Unit value                                  $10.38-$10.44      $10.09-$10.10
Net assets                                    $65,170,203         $1,859,607
Ratio of expenses to net assets (a)           1.10 - 1.55 %      1.10 - 1.55 %
Investment income ratio (b)                          2.80 %             0.47 %
Total Return (c)                              2.87 - 3.33 %      0.91 - 0.99 %

Mortgage Securities
Units                                           1,671,215
Unit value                                  $10.08-$10.11
Net assets                                    $16,880,137
Ratio of expenses to net assets (a)           1.10 - 1.55 %
Investment income ratio (b)                          2.10 %
Total Return (c)                              0.79 - 1.10 %

Money Market
Units                                          22,738,916
Unit value                                    $0.99-$1.00
Net assets                                    $22,666,068
Ratio of expenses to net assets (a)           1.10 - 1.55 %
Investment income ratio (b)                          0.52 %
Total Return (c)                          (0.53) - (0.23) %

(a) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(b) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against the contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(c) These amounts represent the total return for periods indicated, including changes in the value of the underlying fund, and expenses assessed through the the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of the investment option in the variable account. The total return is calculated for each period indicated or from the inception date through the end of the reporting period.

Thrivent Financial for Lutherans

Consolidated Financial Statements

For the Years Ended December 31, 2003, 2002 and 2001

                         Report of Independent Auditors

The Board of Directors
Thrivent Financial for Lutherans

We have audited the accompanying consolidated balance sheets of Thrivent Financial for Lutherans (Thrivent Financial), formed as a result of the merger of Lutheran Brotherhood (LB) with and into Aid Association for Lutherans (AAL), as of December 31, 2003 and 2002, and the related consolidated statements of operations, members' equity and cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of Thrivent Financial's management. Our responsibility is to express an opinion on these financial statements based on our audits. We did not audit the 2001 financial statements of LB which statements reflect total revenues constituting 44% of the related consolidated financial statement totals for the year then ended and which reflect net income (loss) constituting approximately (3)% of the related consolidated financial statement totals for the year then ended. Those statements were audited by other auditors whose report has been furnished to us, and our opinion, insofar as it relates to data included for LB, is based solely on the report of the other auditors.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the report of the other auditors provide a reasonable basis for our opinion.

In our opinion, based on our audits and the report of other auditors, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Thrivent Financial at December 31, 2003 and 2002, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.


/s/ Ernst & Young LLP
January 28, 2004

                        Thrivent Financial for Lutherans
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                              (dollars in millions)

                                                     2003         2002
                                                  ----------   ----------
Assets
   Fixed maturity securities, at fair value       $   29,103   $   26,793
   Equity securities, at fair value                    1,316        1,379
   Mortgage loans                                      5,817        5,812
   Real estate                                           154          208
   Contract loans                                      1,256        1,272
   Short-term investments                                991          667
   Other investments                                     588          326
                                                  ----------   ----------
      Total investments                               39,225       36,457
   Cash and cash equivalents                           1,751        1,753
   Accrued investment income                             368          363
   Receivables                                           104          112
   Deferred acquisition costs                          1,808        1,723
   Property and equipment, net                           171          186
   Other assets                                           37           33
   Assets held in separate accounts                    9,203        7,354
                                                  ----------   ----------
Total Assets                                      $   52,667   $   47,981
                                                  ==========   ==========
Liabilities
   Future contract benefits                       $   11,337   $   10,836
   Contractholder funds                               22,510       21,090
   Unpaid claims and claim expenses                      219          186
   Notes payable                                          83           91
   Amounts due to brokers                              2,401        2,169
   Other liabilities                                     658          637
   Liabilities related to separate accounts            9,191        7,317
                                                  ----------   ----------
Total Liabilities                                     46,399       42,326
Members' Equity
   Retained earnings                                   5,102        4,850
   Accumulated other comprehensive income              1,166          805
                                                  ----------   ----------
Total Members' Equity                                  6,268        5,655
                                                  ----------   ----------
Total Liabilities and Members' Equity             $   52,667   $   47,981
                                                  ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                      Consolidated Statements of Operations
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Revenues
   Premiums                                       $    1,253   $    1,311   $    1,266
   Net investment income                               2,163        2,180        2,171
   Realized investment gains (losses), net                89         (324)          16
   Contract charges                                      536          529          544
   Other revenue                                         178          175          188
                                                  ----------   ----------   ----------
Total Revenues                                         4,219        3,871        4,185
Benefits and Expenses
   Contract claims and other benefits                    998          929          858
   Increase in contract reserves                         664          780          773
   Interest credited                                   1,053        1,094        1,128
   Dividends to members                                  281          323          344
                                                  ----------   ----------   ----------
      Total benefits                                   2,996        3,126        3,103
   Underwriting, acquisition and insurance
    expenses                                             684          648          578
   Amortization of deferred acquisition costs            151          194          168
   Fraternal benefits and expenses                       136          195          201
                                                  ----------   ----------   ----------
      Total expenses                                     971        1,037          947
                                                  ----------   ----------   ----------
Total Benefits and Expenses                            3,967        4,163        4,050
                                                  ----------   ----------   ----------
Net Income (Loss)                                 $      252   $     (292)  $      135
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                   Consolidated Statements of Members' Equity
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                   Accumulated
                                                      Other
                                     Retained     Comprehensive
                                     Earnings         Income         Total
                                   ------------   -------------   ------------
Balance as of December 31, 2000    $      5,007   $          69   $      5,076
Comprehensive Income:
   Net income                               135              --            135
   Other comprehensive income                --             136            136
                                                                  ------------
      Total comprehensive income                                           271
                                   ------------   -------------   ------------
Balance as of December 31, 2001           5,142             205          5,347
Comprehensive Income:
   Net loss                                (292)             --           (292)
   Other comprehensive income                --             600            600
                                                                  ------------
      Total comprehensive income                                           308
                                   ------------   -------------   ------------
Balance as of December 31, 2002           4,850             805          5,655
Comprehensive Income:
   Net income                               252              --            252
   Other comprehensive income                --             361            361
                                                                  ------------
      Total comprehensive income                                           613
                                   ------------   -------------   ------------
Balance as of December 31, 2003    $      5,102   $       1,166   $      6,268
                                   ============   =============   ============

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                      Consolidated Statements of Cash Flows
              For the Years Ended December 31, 2003, 2002 and 2001
                              (dollars in millions)

                                                     2003         2002         2001
                                                  ----------   ----------   ----------
Operating Activities
Net income (loss)                                 $      252   $     (292)  $      135
Adjustments to reconcile net income (loss) to
 net cash provided by operating activities:
   Change in contract liabilities and accruals           534          809          717
   Change in contractholder funds                        360          443          965
   Change in deferred acquisition costs                 (114)         (25)         (64)
   Realized investment (gains) losses, net               (89)         324          (16)
   Changes in other assets and liabilities               140           34          108
                                                  ----------   ----------   ----------
Net Cash Provided by Operating Activities              1,083        1,293        1,845
Investing Activities
Proceeds from sales, maturities or repayments
 of fixed maturity securities, classified
 as available for sale                                41,271       25,039       20,139
Cost of fixed maturity securities acquired,
 classified as available for sale                    (43,617)     (27,300)     (21,159)
Proceeds from sales of equity securities                 918          957        1,029
Cost of equity securities acquired                      (611)      (1,130)      (1,274)
Proceeds from mortgage loans sold, matured
 or repaid                                               962          620          564
Cost of mortgage loans acquired                         (952)        (724)        (926)
Contract loans repaid (issued), net                       16            4          (27)
Purchases of short-term investments, net                (324)        (342)         (35)
Net proceeds from maturities, calls and
 purchases of fixed maturity securities
 classified as held-to-maturity                           --           --          197
Other                                                    192          723          (70)
                                                  ----------   ----------   ----------
Net Cash Used in Investing Activities                 (2,145)      (2,153)      (1,562)
Financing Activities
Universal life and investment contract receipts        1,937        2,196        1,437
Universal life and investment contract
 withdrawals                                            (877)        (886)      (1,366)
                                                  ----------   ----------   ----------
Net Cash Provided by Financing Activities              1,060        1,310           71
                                                  ----------   ----------   ----------
Net Change in Cash and Cash Equivalents                   (2)         450          354
Cash and Cash Equivalents, beginning of year           1,753        1,303          949
                                                  ----------   ----------   ----------
Cash and Cash Equivalents, end of year            $    1,751   $    1,753   $    1,303
                                                  ==========   ==========   ==========

The accompanying notes are an integral part of these consolidated financial statements.

                        Thrivent Financial for Lutherans
                   Notes to Consolidated Financial Statements
                                December 31, 2003

Note 1. Nature of Operations and Significant Accounting Policies

Nature of Operations
--------------------
Thrivent Financial for Lutherans ("Thrivent Financial") is a fraternal benefit society providing to its members life insurance and retirement products, disability income and long-term care insurance as well as Medicare supplement insurance. Thrivent Financial is licensed to conduct business throughout the United States and distributes its products to its members through a network of career financial associates. Thrivent Financial also offers its members additional related financial services through its subsidiaries and affiliates.

Thrivent Financial was formed on January 1, 2002 through the merger of Lutheran Brotherhood ("LB") with and into Aid Association for Lutherans ("AAL") which subsequently changed its name to Thrivent Financial. The merger was accounted for as a pooling of interests and therefore all financial information for periods prior to the merger has been restated to reflect the combined results of the merged organization.

Significant Accounting Policies
-------------------------------
The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). The significant accounting practices used in preparation of the consolidated financial statements are summarized as follows:

Principles of Consolidation
The consolidated financial statements include the accounts of Thrivent Financial and its wholly-owned subsidiaries, which include a stock life insurance company, a broker-dealer and registered investment advisor, a bank, a real estate development company, and a property and casualty insurance agency. All significant inter-company transactions have been eliminated.

Use of Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Investments
Fixed maturity securities: Thrivent Financial's fixed maturity securities portfolio is classified as available-for-sale and carried at fair value. Discounts or premiums on the securities are amortized over the term of the securities using the effective interest method.
Equity securities: Thrivent Financial's equity securities portfolio is classified as available-for-sale and carried at fair value.
Mortgage loans: Mortgage loans are generally stated at their unpaid principal balances, adjusted for premium and discount amortization and an allowance for uncollectible balances. Discounts or premiums are amortized over the term of the loans using the effective interest method.
Real estate: Investment real estate is valued at cost plus capital expenditures less accumulated depreciation. Real estate expected to be disposed of is carried at the lower of cost or fair value, less estimated costs to sell. Depreciation expense is determined using the straight-line method over the estimated useful lives of the properties.
Contract loans: Contract loans are generally carried at their aggregate unpaid balances.
Short-term investments: Short-term investments are carried at amortized cost, which approximates fair value.
Other investments: Other investments, consisting primarily of real estate joint ventures, are valued on the equity basis.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Loaned securities: Securities loaned under Thrivent Financial's securities lending agreement are included in the Consolidated Balance Sheets at fair value. Thrivent Financial measures the fair value of securities loaned against the collateral received on a daily basis. Additional collateral is obtained as necessary to ensure such transactions are adequately collateralized.
Unrealized investment gains and losses: Unrealized investment gains and losses on securities classified as available-for-sale, net of related deferred acquisition costs and tax effects, are accounted for as a direct increase or decrease to the accumulated other comprehensive income component of members' equity.
Realized investment gains and losses: Realized investment gains and losses on sales of securities are determined using an average cost method. Thrivent Financial periodically reviews its securities portfolios for issues that may have impairments that are other than temporary. Factors considered in this evaluation include the fair value of the security, the duration of any decline in value, the credit quality of the issuer and other available information. Investments that decline in value below cost on other than a temporary basis are written down to fair value as a component of realized investment losses. Changes in the allowances for mortgage loans and real estate are also included with realized investment gains and losses.

Cash and Cash Equivalents
Cash and cash equivalents are carried at cost and include all highly liquid investments purchased with an original maturity of three months or less.

Deferred Acquisition Costs
Costs which vary with and are primarily attributable to the production of new and renewal business have been deferred to the extent such costs are deemed recoverable from future profits. Such costs include commissions, selling, selection and contract issue expenses.

For interest sensitive life, participating life and investment products, these costs are amortized in proportion to estimated margins from interest, mortality and other factors under the contracts. Assumptions used in the amortization of deferred acquisition costs are periodically reviewed and updated as necessary to reflect actual experience. The impact of changes in assumptions is recognized as a component of amortization.

Amortization of acquisition costs for other contracts is charged to expense in proportion to premium revenue recognized.

Property and Equipment
Property and equipment are carried at cost, net of accumulated depreciation. Depreciation expense is determined primarily using the straight-line method over the estimated useful lives of the assets.

Separate Accounts
Separate account assets and liabilities reported in the accompanying Consolidated Balance Sheets represent funds that are separately administered for variable annuity, variable immediate annuity and variable universal life contracts, and for which the contractholder, rather than Thrivent Financial, bears the investment risk. Fees charged on separate account contractholder deposits are recognized when due. Separate account assets are carried at fair value based on quoted market prices. Operating results of the separate accounts are not included in the Consolidated Statements of Operations.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Contract Liabilities and Accruals
Reserves for future contract benefits for participating life insurance are net level reserves computed using the same interest and mortality assumptions as used to compute cash values.

Reserves for future contract benefits for non-participating life insurance are also net level reserves, computed using realistic assumptions as to mortality, interest and withdrawal, with a provision for adverse deviation.

Reserves for health contracts are generally computed using current pricing assumptions. For Medicare supplement, disability income and long term care contracts, reserves are computed on a net level basis using realistic assumptions, with provision for adverse deviation.

Claim reserves are established for future payments not yet due on claims already incurred, relating primarily to health contracts. These reserves are based on past experience and applicable morbidity tables.

Contractholder Funds
Reserves for future contract benefits for universal life insurance and deferred annuities consist of contract account balances before applicable surrender charges with additional reserves for any death benefits that may exceed contract account balances.

Insurance Revenues and Benefits
For life and some annuity contracts other than universal life or investment contracts, premiums are recognized as revenues over the premium paying period, with reserves for future benefits established on a prorated basis from such premiums.

Revenues for universal life and investment contracts consist of policy charges for the cost of insurance, policy administration and surrender charges assessed during the period. Expenses include interest credited to contract account balances and benefits incurred in excess of contract account balances. Certain profits on limited payment contracts are deferred and recognized over the contract term.

For health contracts, gross premiums are prorated over the contract term of the contracts with the unearned premium included in the contract reserves.

Other Revenue
Other revenue consists primarily of investment advisory fees.

Dividends to Members
Thrivent Financial's insurance products are participating in nature. Dividends to members for these policies are recognized over the contract year and are reflected in the Consolidated Statements of Operations. The majority of life insurance contracts, except for universal life and term contracts, begin to receive dividends at the end of the second contract year. Dividends are not currently being paid on most interest-sensitive and health insurance contracts. Dividend scales are approved annually by Thrivent Financial's Board of Directors.

Fraternal Benefits and Expenses
Fraternal benefits and expenses include all fraternal activities as well as expenses incurred to provide or administer fraternal benefits, and expenses related to Thrivent Financial's fraternal character. This includes items such as benevolences to help meet the needs of people, educational benefits to raise community and family awareness of issues, church grants and costs necessary to maintain Thrivent Financial's fraternal branch system.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 1. Nature of Operations and Significant Accounting Policies, continued

Income Taxes
Thrivent Financial, as a fraternal benefit society, qualifies as a tax-exempt organization under the Internal Revenue Code. Thrivent Financial's subsidiaries file a consolidated federal income tax return. The federal income tax provision is based upon amounts estimated to be currently payable and deferred income taxes resulting from temporary differences between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

Income tax expense (benefit) recorded by Thrivent Financial's subsidiaries for the years ended December 31, 2003, 2002 and 2001 totaled $20 million, ($8) million and $3 million, respectively. This tax expense (benefit) is included as a component of underwriting, acquisition and insurance expenses in the Consolidated Statement of Operations. Thrivent Financial's subsidiaries had a net deferred tax liability as of December 31, 2003 and 2002 of $43 million and $37 million, respectively.

Reclassifications
Certain prior year balances have been reclassified to conform to the current year presentation.

Note 2. Investments

Fixed maturity securities
-------------------------
The amortized cost and fair value of Thrivent Financial's investment in fixed maturity securities is summarized as follows (dollars in millions):

                                     Amortized  Gross Unrealized    Fair
December 31, 2003                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations
 and agencies                        $   6,335  $    90  $   (14) $   6,411
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  927       21       (4)       944
Corporate and other bonds               16,193    1,237      (53)    17,377
Mortgage & asset-backed securities       4,287      113      (29)     4,371
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  27,742  $ 1,461  $  (100) $  29,103
                                     =========  =======  =======  =========

                                     Amortized  Gross Unrealized    Fair
December 31, 2002                      Cost      Gains   Losses     Value
                                     ---------  -------  -------  ---------
Loan-backed obligations of U.S.
 Government corporations and         $   5,680  $   145  $    --  $   5,825
 agencies
U.S. Treasury securities and non-
 loan-backed obligations of U.S.
 Government corporations and
 agencies                                  948       59       --      1,007
Corporate and other bonds               14,635    1,093     (188)    15,540
Mortgage & asset-backed securities       4,220      215      (14)     4,421
                                     ---------  -------  -------  ---------
   Total fixed maturity securities   $  25,483  $ 1,512  $  (202) $  26,793
                                     =========  =======  =======  =========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

The fair value of fixed maturity securities for which an unrealized loss has been recognized for less than twelve months totaled $4,751 million at December 31, 2003. The unrealized loss related to these securities was $89 million at December 31, 2003. The fair value of fixed maturity securities for which an unrealized loss has been recognized for greater than twelve months totaled $115 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

The amortized cost and fair value of fixed maturity securities by contractual maturity as of December 31, 2003 are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties (dollars in millions).

                                              Amortized        Fair
                                                 Cost         Value
                                             ------------  ------------
Due in one year or less                      $        783  $        798
Due after one year through five years               5,996         6,386
Due after five years through ten years              7,542         8,100
Due after ten years                                 2,799         3,037
Loan-backed obligations of U.S. Government
 Corporations and agencies                          6,335         6,411
Mortgage and asset-backed securities                4,287         4,371
                                             ------------  ------------
   Total fixed maturity securities           $     27,742  $     29,103
                                             ============  ============

Equity securities
-----------------
The cost and fair value of Thrivent Financial's investment in equity securities as of December 31, 2003 and 2002 are summarized as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Cost                                         $      1,163  $      1,567
Gross unrealized gains                                171            68
Gross unrealized losses                               (18)         (256)
                                             ------------  ------------
   Fair Value                                $      1,316  $      1,379
                                             ============  ============

The fair value of equity securities for which an unrealized loss has been recognized for less than twelve months totaled $79 million at December 31, 2003. The unrealized loss related to these securities was $7 million at December 31, 2003. The fair value of equity securities for which an unrealized loss has been recognized for greater than twelve months totaled $139 million at December 31, 2003. The unrealized loss related to these securities was $11 million at December 31, 2003.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Mortgage loans
--------------
Thrivent Financial invests in mortgage loans, principally involving commercial real estate. Such investments consist of first mortgage liens on completed income producing properties. The unpaid principal balances of mortgage loans and the allowance for credit losses as of December 31, 2003 and 2002, were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Commercial                                   $      4,892  $      4,929
Church                                                751           705
Non-commercial                                        209           253
                                             ------------  ------------
                                                    5,852         5,887
                                             ------------  ------------
Allowance for credit losses                           (35)          (75)
                                             ------------  ------------
Total                                        $      5,817  $      5,812
                                             ============  ============
Impaired mortgage loans:
   With allowance for uncollectible loans    $         30  $         11
   Without allowance for uncollectible
    loans                                    $          3  $         49
Allowance for credit losses on impaired
 mortgage loans                              $          5  $         10
Average investment in impaired loans         $         47  $         80

The change in the allowance for credit losses for the years ended December 31, 2003, 2002 and 2001 was as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Allowance for credit losses,
 Beginning of year             $         75  $         82  $         89
Net reductions                          (40)           (7)           (7)
                               ------------  ------------  ------------
Allowance for credit losses,
 end of year                   $         35  $         75  $         82
                               ============  ============  ============

During 2003, Thrivent Financial completed a review of loan loss experience factors used in establishing the allowance for credit losses. As a result of this review, Thrivent Financial reduced the allowance for credit losses by $40 million.

Thrivent Financial does not accrue interest income on impaired mortgage loans, rather income is recognized for these loans when received. A mortgage loan is considered to be impaired when, based on current information and events, it is probable that Thrivent Financial will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement. Interest income recognized on impaired mortgage loans totaled $3 million, $4 million and $7 million during the years ended December 31, 2003, 2002 and 2001, respectively.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Thrivent Financial's mortgage loan investments are diversified among various geographic regions of the United States as well as by property type. The largest concentration in any one geographic region was 28% and 29% as of December 31, 2003 and 2002, respectively. The largest concentration in any one property type was 32% as of both December 31, 2003 and 2002.

Real estate
-----------
The components of real estate investments as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                                 2003          2002
                                             ------------  ------------
Property held for the
 production of income                        $        137  $        220
Property held for sale                                 44            23
                                             ------------  ------------
                                                      181           243
                                             ------------  ------------
Accumulated depreciation                              (27)          (35)
                                             ------------  ------------
   Total                                     $        154  $        208
                                             ============  ============

Investment income
-----------------
Investment income by type of investment for the years ended December 31, 2003, 2002 and 2001 is summarized as follows (dollars in millions):

                                   2003          2002          2001
                               ------------  ------------  ------------
Fixed maturity securities      $      1,533  $      1,535  $      1,499
Equity securities                        36            29            29
Mortgage loans                          459           445           446
Real estate                              21            32            32
Contract loans                           88            87            86
Other invested assets                    53            79           102
                               ------------  ------------  ------------
                                      2,190         2,207         2,194
Investment expenses                      27            27            23
                               ------------  ------------  ------------
   Net investment income       $      2,163  $      2,180  $      2,171
                               ============  ============  ============

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Realized investment gains and losses
------------------------------------
Realized investment gains and losses for the years ended December 31, 2003, 2002 and 2001, were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Net gains(losses) on sales:
   Fixed maturity securities
      Gross gains                               $    335   $    204   $    203
      Gross losses                                  (170)      (244)      (208)
   Equity securities
      Gross gains                                     87         99        134
      Gross losses                                   (86)      (171)      (134)
   Other                                               1         (3)        20
                                                --------   --------   --------
                                                     167       (115)        15
                                                --------   --------   --------
Provisions for losses:
   Fixed maturity securities                         (56)      (132)        (6)
   Equity securities                                 (62)       (84)        --
   Mortgage loans                                     40          7          7
                                                --------   --------   --------
                                                     (78)      (209)         1
                                                --------   --------   --------
Realized investment gains(losses), net          $     89   $   (324)  $     16
                                                ========   ========   ========

Proceeds from the sale of fixed maturity securities for the years ended December 31, 2003, 2002 and 2001 were $36.2 billion, $21.8 billion and $18.0 billion, respectively.

Accumulated Other Comprehensive Income
--------------------------------------
The components of accumulated other comprehensive income as of December 31, 2003 and 2002 are shown below (dollars in millions):

                                                  2003       2002
                                                --------   --------
Unrealized investment gains                     $  1,518   $  1,128
Deferred acquisition cost adjustment                (331)      (302)
Deferred income tax adjustment                        (3)        (6)
Minimum pension liability adjustment                 (18)       (15)
                                                --------   --------
   Total                                        $  1,166   $    805
                                                ========   ========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 2. Investments, continued

Other Comprehensive Income
--------------------------
The components of other comprehensive income for the years ended December 31, 2003, 2002 and 2001 are as follow (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Unrealized investment gains and losses
 arising during the period on securities
 available for sale                             $    438   $    481   $    183
Unrealized investment gains on fixed maturity
 securities transferred from held-to-maturity
 to available-for-sale                                --         45         18
Reclassification adjustment for realized
 gains and losses included in net income             (48)       328         11
Change in deferred acquisition costs due
 to unrealized investment gains and losses           (29)      (236)       (75)
Change in deferred income taxes due
 to unrealized investment gains and losses             3         (3)        (1)
Minimum pension liability adjustment                  (3)       (15)        --
                                                --------   --------   --------
   Total other comprehensive income             $    361   $    600   $    136
                                                ========   ========   ========

On January 1, 2001 and 2002 Thrivent Financial transferred $871 million and $1,757 million, respectively, of its securities previously classified as 'held-to-maturity' to the available for sale category. The transfers were completed in conjunction with the January 1, 2001 adoption of SFAS No. 133 "Accounting for Derivative Instruments and Hedging Activities" and the January 1, 2002 merger of LB with and into AAL, respectively. Following the transfer on January 1, 2002, Thrivent Financial had no remaining held-to-maturity securities.

Note 3. Deferred Acquisition Costs

The change in deferred acquisition costs for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                                  2003       2002       2001
                                                --------   --------   --------
Balance at beginning of year                    $  2,025   $  2,000   $  1,936
Capitalization of acquisition costs                  265        219        232
Acquisition costs amortized                         (151)      (194)      (168)
                                                --------   --------   --------
                                                   2,139      2,025      2,000
                                                --------   --------   --------
Adjustment for unrealized investment gains
 and losses                                         (331)      (302)       (66)
                                                --------   --------   --------
   Balance at end of year                       $  1,808   $  1,723   $  1,934
                                                ========   ========   ========

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 4. Property and Equipment

The components of property and equipment as of December 31, 2003 and 2002 are as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Buildings                                       $    136   $    146
Furniture and equipment                              212        182
Other                                                 13         11
                                                --------   --------
                                                     361        339
                                                --------   --------
Accumulated depreciation                            (190)      (153)
                                                --------   --------
   Property and equipment, net                  $    171   $    186
                                                ========   ========

Depreciation expense for the years ended December 31, 2003 and 2002 was $45 million and $39 million, respectively.

Note 5. Notes Payable

Thrivent Financial has mortgage notes outstanding totaling $81 million and $89 million as of December 31, 2003 and 2002, respectively, secured by certain investments in real estate. Interest rates on these notes range from 5 percent to 10 percent. Notes maturing during 2004 total $32 million, with the remainder maturing between 2005 and 2013.

In addition, Thrivent Financial has an unsecured note payable totaling $2 million as of both December 31, 2003 and 2002. The interest rate on this note was 3.8 percent and the note matures in 2005.

Note 6. Employee Benefit Plans

Pension and Other Postretirement Benefits
-----------------------------------------
Thrivent Financial has a qualified noncontributory defined benefit retirement plan which provides benefits to substantially all home office and field employees upon retirement. Thrivent Financial also provides certain health care and life insurance benefits for substantially all retired home office and field personnel. Thrivent Financial uses a date of December 31 to measure its benefit plan disclosures.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 6. Employee Benefit Plans, continued

The components of net periodic pension expense for Thrivent Financial's qualified retirement and other plans for the years ended December 31, 2003, 2002 and 2001 were as follows (dollars in millions):

                                    Retirement Plans          Other Plans
                                  2003    2002    2001    2003    2002    2001
                                 ----------------------  ----------------------
Service cost                     $   19  $   19  $   18  $    3  $    4  $    3
Interest cost                        36      34      32       5       5       5
Expected return on plan assets (43) (43) (41) -- -- -- Amortization of prior service
 cost                                (1)      1       1      (1)      1      --
Other                                --      (1)     (4)     --      --       1
                                 ----------------------  ----------------------
   Periodic cost                 $   11  $   10  $    6  $    7  $   10  $    9
                                 ======================  ======================

The plans' funding status and the amounts recognized in the consolidated financial statements as of December 31, 2003 and 2002 were as follows (dollars in millions):

                                             Retirement Plans     Other Plans
                                              2003     2002      2003     2002
                                             ----------------------------------
Change in benefit obligation:
   Benefit obligation at beginning of year   $  524   $   478   $   75   $   73
   Service cost                                  19        19        3        4
   Interest cost                                 36        35        5        5
   Plan participants' contributions              --         5       --       --
   Actuarial loss                                22        27       20       18
   Benefits paid                                (25)      (21)      (7)      (5)
   Amendments                                    --       (19)      --      (20)
                                             ----------------------------------
      Benefit obligation at end of year         576       524       96       75
                                             ----------------------------------
Change in plan assets:
   Fair value of plan assets at beginning
    of year                                     402       453       --       --
   Actual return on plan assets                  63       (35)      --       --
   Employer contribution                          5        --        7        4
   Plan participants' contributions              --         5       --        1
   Benefits paid                                (25)      (21)      (7)      (5)
                                             ----------------------------------
      Fair value of plan assets at end of
       year                                     445       402       --       --
                                             ----------------------------------
Funded status                                  (131)     (122)     (96)     (75)
Unrecognized net losses                         104       102       33       13
Unrecognized prior service cost                  (7)       (7)      (9)      (9)
                                             ----------------------------------
                                                (34)      (27)     (72)     (71)
                                             ----------------------------------
Additional minimum pension liability            (18)      (15)      --       --
                                             ----------------------------------
Accrued pension liability at end of year     $  (52)  $   (42)  $  (72)  $  (71)
                                             ----------------------------------
Accumulated benefit obligation               $  497   $   444   $   96   $   75
                                             ==================================

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 6. Employee Benefit Plans, continued

                                             Retirement Plans    Other Benefits
                                              2003     2002      2003     2002
                                             ----------------------------------
Weighted average assumptions as of
 end of year
   Discount rate                               6.25%      7.0%    6.25%     7.0%
   Expected return on plan assets              8.75%      9.0%     n/a      n/a
   Rate of compensation increase               3.75%      5.0%     n/a      n/a

The assumed health care cost trend rate used in measuring the postretirement health care benefit obligation was nine percent in 2003 trending down to five percent in 2009. The assumed health care cost trend rates can have a significant impact on the amounts reported. For example, a one-percentage increase in the rate would increase the 2003 total service and interest cost by $1 million and the postretirement health care benefit obligation by $12 million. During December 2003, Congress passed legislation affecting prescription drug coverage. Thrivent Financial has not evaluated the expected reduction this legislation will have on its postretirement benefit plan obligation.

As of December 31, 2003 and 2002, the accumulated benefit obligation of Thrivent Financial's retirement plan exceeds the fair value of its plan assets. As a result, Thrivent Financial accrued a minimum pension liability totaling $18 million and $15 million at December 31, 2003 and 2002, respectively, with a corresponding reduction in accumulated other comprehensive income.

As of December 31, 2003 and 2002, $75 million and $148 million, respectively, of the pension assets of the defined benefit pension plan were invested in a deposit administration contract issued by Thrivent Financial.

The invested assets of Thrivent Financial's qualified defined benefit plan are allocated approximately 50 percent to equity securities with the remainder primarily to fixed maturity securities. The plan's investments are selected to achieve a total return that will fund the benefits earned under the plan. Thrivent Financial expects to contribute up to $40 million to its retirement and other benefit plans during 2004.

Defined Contribution Plans
--------------------------
Thrivent Financial also provides contributory and noncontributory defined contribution retirement benefits, which cover substantially all home office and field employees. Eligible participants in the 401(k) plan may elect to contribute a percentage of their eligible earnings and Thrivent Financial will match participant contributions up to six percent of eligible earnings. In addition, Thrivent Financial will contribute a percentage of eligible earnings for participants in a non-contributory plan for field employees.

As of December 31, 2003 and 2002, $138 million and $157 million, respectively, of the pension assets of the defined contribution plans were invested in a deposit administration contract issued by Thrivent Financial.

For the years ended December 31, 2003, 2002 and 2001, Thrivent Financial contributed $19 million, $17 million and $18 million, respectively to these plans.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments

The following methods and assumptions were used in estimating the fair values for the following financial instruments. The results of these valuing methods are significantly affected by the assumptions used, including discount rates and estimates of future cash flows. As a result, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the financial instrument. These following fair values are for only certain financial instruments of Thrivent Financial; accordingly, the aggregate fair value amounts presented do not represent the underlying value of Thrivent Financial.

Fixed Maturity Securities
-------------------------
Fair values for fixed maturity securities are based on quoted market prices where available, or are estimated using values obtained from independent pricing services. All fixed maturity issues are individually priced based on year-end market conditions, the credit quality of the issuing company, the interest rate and the maturity of the issue.

Equity Securities
-----------------
The fair values for investments in equity securities are based on quoted market prices.

Mortgage Loans
--------------
The fair values for mortgage loans are estimated using discounted cash flow analyses, based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Contract Loans
--------------
The carrying amounts for these instruments approximate their fair value.

Short-term Investments
----------------------
The carrying amounts for these instruments approximate their fair values.

Cash and Cash Equivalents
-------------------------
The carrying amounts for these instruments approximate their fair values.

Separate Accounts
-----------------
The fair values for separate account assets are based on quoted market prices. The fair values of the separate account liabilities are equal to their carrying amounts.

Financial Liabilities
---------------------
The fair values for Thrivent Financial's liabilities under investment-type contracts, such as deferred annuities and other liabilities, including supplementary contracts without life contingencies, deferred income settlement options and refunds on deposit, are estimated to be the cash surrender value payable upon immediate withdrawal.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 7. Fair Value of Financial Instruments, continued

The carrying value and estimated fair value of Thrivent Financial's financial instruments are as follows (dollars in millions):

                                           2003                    2002
                                   ---------------------   ---------------------
                                   Carrying   Estimated    Carrying   Estimated
                                    Value     Fair Value    Value     Fair Value
                                   --------   ----------   --------   ----------
Financial Assets:
   Fixed maturity securities       $ 29,103   $   29,103   $ 26,793   $   26,793
   Equity securities                  1,316        1,316      1,379        1,379
   Mortgage loans                     5,817        6,149      5,812        6,507
   Short-term investments               991          991        667          667
   Cash and cash equivalents          1,751        1,751      1,753        1,753
   Contract loans                     1,256        1,256      1,272        1,272
   Separate account assets            9,203        9,203      7,354        7,354
Financial Liabilities:
   Deferred annuities                12,522       12,425     11,340       11,254
   Separate account liabilities       9,191        9,191      7,317        7,317
   Other                              1,665        1,665      1,441        1,437

Note 8. Commitments and Contingent Liabilities

Litigation
----------
Thrivent Financial is involved in various lawsuits, contractual matters, and other contingencies that have arisen from the normal course of business. Thrivent Financial believes adequate provision has been made for any potential losses which may result from these matters.

Also, Thrivent Financial has been named in civil litigation proceedings alleging inappropriate life insurance sales practices by Thrivent Financial. These matters are sometimes referred to as market conduct lawsuits. Thrivent Financial believes it has substantial defenses to these actions and intends to assert them in the courts where the action is filed. While the ultimate resolution of such litigation cannot be predicted with certainty at this time, in the opinion of management such matters will not have a material adverse effect on the financial position or results of operations of Thrivent Financial.

Financial Instruments
---------------------
Thrivent Financial is a party to financial instruments with on and off-balance sheet risk in the normal course of business. These instruments involve, to varying degrees, elements of credit, interest rate equity price, or liquidity risk in excess of the amount recognized in the Consolidated Balance Sheets. Thrivent Financials exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and financial guarantees is limited to the contractual amount of these instruments.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 8. Commitments and Contingent Liabilities, continued

Commitments to Extend Credit
Thrivent Financial has commitments to extend credit for mortgage loans and other lines of credit at market interest rates of $558 million and $169 million as of December 31, 2003 and 2002, respectively. Commitments to purchase other invested assets were $86 million and $310 million as of December 31, 2003 and 2002, respectively.

Financial Guarantees
Thrivent Financial has entered into an agreement to purchase certain debt obligations of a third party civic organization, totaling $37 million, in the event certain conditions, as defined in the agreement, occur. This agreement is secured by the assets of the third party.

Leases
------
Thrivent Financial has operating leases for certain office equipment and real estate. Rental expense for these items totaled $9 million, $7 million and $11 million for the years ended December 31, 2003, 2002 and 2001, respectively. Future minimum aggregate rental commitments as of December 31, 2003 for operating leases were as follows: 2004 - $7 million; 2005 - $5 million; 2006 - $4 million; 2007 - $3 million and 2008 - $1 million.

Note 9. Synopsis of Statutory Financial Results

The accompanying financial statements differ from those prepared in accordance with statutory accounting practices prescribed or permitted by regulatory authorities. Effective January 1, 2001, the National Association of Insurance Commissioner's (NAIC) adopted a revised Accounting Practices and Procedures Manual, which was adopted by the primary states regulating Thrivent Financial. The synopsis of statutory financial results is included to satisfy certain state reporting requirements for fraternal benefit societies.

The following describes the more significant statutory accounting policies that are different than GAAP accounting policies.

Fixed maturity securities
-------------------------
For statutory purposes, investments in fixed maturity securities are reported at amortized cost

Acquisition costs
-----------------
Costs incurred to acquire new business are charged to operations as incurred.

Contract liabilities
--------------------
Liabilities for future contract benefits and expenses are determined using statutorily prescribed rates for mortality and interest.

Non-admitted assets
-------------------
Certain assets, primarily furniture, equipment and agents' debit balances, are charged directly to members' equity and excluded from the balance sheet.

Interest Maintenance Reserve
----------------------------
Certain realized investment gains and losses for fixed maturity securities sold prior to their maturity are deferred and amortized into operating results over the remaining maturity of the sold security.

                        Thrivent Financial for Lutherans
              Notes to Consolidated Financial Statements, continued

Note 9. Synopsis of Statutory Financial Results, continued

Asset Valuation Reserve
-----------------------
A reserve, charged directly to members' equity, is maintained based on certain risk factors applied to invested asset classes.

Premiums and Withdrawals
------------------------
Funds deposited and withdrawn on universal life and investment-type contracts are recorded in the Statement of Operations.

Consolidation
-------------
Subsidiaries are not consolidated into the statutory results, rather the equity method of accounting for the ownership of subsidiaries is used, with the change in the value of the subsidiaries reflected as a direct adjustment of members' equity.

Summarized statutory-basis financial information as of December 31, 2003 and 2002 and for the years ended December 31, 2003, 2002 and 2001 for Thrivent Financial is as follows (dollars in millions):

                                                  2003       2002
                                                --------   --------
Admitted assets                                 $ 45,297   $ 41,203
                                                ========   ========
Liabilities                                       42,448     38,559
Surplus                                            2,849      2,644
                                                --------   --------
Total liabilities and surplus                   $ 45,297   $ 41,203
                                                ========   ========

                                                  2003       2002       2001
                                                --------   --------   --------
Gain from operations before net realized
 capital losses                                 $     85   $      1   $     39
Net realized capital losses                          (95)      (333)       (54)
                                                --------   --------   --------
   Net loss                                          (10)      (332)       (15)
Total other changes                                  215        (18)       (25)
                                                --------   --------   --------
Net change in unassigned surplus                $    205   $   (350)  $    (40)
                                                ========   ========   ========
Thrivent Financial is in compliance with the statutory surplus requirements of all states.

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a) Financial Statements
    Part A:  None
    Part B:  Financial Statements of Depositor. (5)
             Financial Statements of Thrivent Variable Annuity Account I. (5)

(b) Exhibits:

    1. Resolution of the Board of Directors of Thrivent Financial for Lutherans authorizing the establishment of Thrivent Variable Annuity Account I ("Registrant"). (1)

    2.  Not Applicable.

    3. Form of Distribution Agreement between Depositor and Thrivent Investment Management Inc. (2)

    4.  (a) Contract. (2)

        (b) Amendatory Agreement (Unisex Endorsement). (1)

        (c) Tax Sheltered Annuity Endorsement. (2)

        (d) Individual Retirement Annuity Endorsement. (2)

        (e) Roth Individual Retirement Annuity Endorsement. (2)

        (f) SIMPLE Individual Retirement Annuity Endorsement. (2)

        (g) Variable Settlement Agreement. (2)

    5.  (a) Contract Application Form. (1)

        (b) Application for Variable Settlement Agreement. (2)

    6.  Articles of Incorporation and Bylaws of Depositor. (4)

    7.  Not Applicable.

    8. Participation Agreement between the Depositor and the Fund as of December 15, 2003. (4)

    9. Opinion of Counsel as to the legality of the securities being registered (including written consent). (5)

    10. Consent of Ernst & Young LLP. (5)

    11. Not Applicable.

    12. Not Applicable.

    13. Power of Attorney for Richard E. Beumer, Dr. Addie J. Butler,
        John O. Gilbert, Gary J. Greenfield, Robert H. Hoffman, James M. Hushagen, Richard C. Kessler, Richard C. Lundell, John P. McDaniel, Paul
        W. Middeke, Bruce J. Nicholson, Robert B. Peregrine, Paul D. Schrage, Dr. Kurt M. Senske, Dr. Albert K. Siu, Roger G. Wheeler, Thomas R. Zehnder, Lawrence W. Stranghoener, and Randall L. Boushek. (1)

        Power of Attorney for Adrian M. Tocklin. (3)
__________________

(1) Incorporated by reference from the initial registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, filed May 31, 2002.

(2) Incorporated by reference from Pre-Effective Amendment No. 1 to the registration statement of Thrivent Variable Annuity Account I, file no. 333-89488, filed October 1, 2002.

(3) Incorporated by reference from the initial registration statement on Form N-6 of Thrivent Variable Life Account I, Registration No. 333-103454, filed on February 26, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 1 to the registration statement of Thrivent Variable Life Account I, Registration Statement No. 333-103454, filed on April 19, 2004.

(5) Filed herewith.

Item 25. Directors and Officers of the Depositor

The directors, executive officers and, to the extent responsible for variable annuity operations, other officers of Depositor, are listed below. Unless otherwise noted, their principal business address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

Name and Principal                         Positions and Offices
Business Address                           with Depositor

John O. Gilbert                            Chairman of the Board

Bruce J. Nicholson                         Director, President & CEO

Richard E. Beumer                          Director
13013 Wheatfield Farm Road
Town & Country, Missouri 63141

Dr. Addie J. Butler                        Director
Community College of Philadelphia
1700 Spring Garden Street
Philadelphia, Pennsylvania 19130

Gary J. Greenfield                         Director
668 North 77/th/ Street
Wauwatosa, Wisconsin 53213

Robert H. Hoffman                          Director
Taylor Corporation
1725 Roe Crest Drive
P.O. Box 37208
North Mankato, Minnesota 56002-3728

James M. Hushagen                          Director
Eisenhower & Carlson, PLLC
1201 Pacific Avenue, Suite 1200
Tacoma, Washington 98402-4395

Richard C. Kessler                         Director
The Kessler Enterprise, Inc.
7380 Sand Lake Road, Suite 120
Orlando, Florida 32819

Richard C. Lundell                         Director
7341 Dogwood
Excelsior, Minnesota 55331

John P. McDaniel                           Director
MedStar Health
5565 Sterrett Place
Columbia, Maryland 21044

Paul W. Middeke                            Director
The Lutheran Church - Missouri Synod
Worker Benefit Plans
1333 South Birkwood Road
St. Louis, Missouri 63121

Paul D. Schrage                            Director
42237 N. 112th Place
Scottsdale, Arizona 85262

Dr. Kurt M. Senske                         Director
Lutheran Social Services
8305 Cross Park Drive
Austin, Texas  78754-5154

Dr. Albert Siu                             Director
Gile@dLearning LLC
23 North Gate Road
Mendham, New Jersey 07945

Adrian M. Tocklin                          Director
4961 Bacopa Lane, Suite 801
St. Petersburg, Florida 33715

Roger G. Wheeler                           Director
6109 West 104/th/ Street
Bloomington, Minnesota 55438

Rev. Thomas R. Zehnder                     Director
6308 Chiswick Park
Williamsburg, Virginia 23188-6368

Pamela J. Moret                            Executive Vice President, Marketing
                                           and Products

Lawrence W. Stranghoener                   Executive Vice President & Chief
                                           Financial Officer

Jon M. Stellmacher                         Executive Vice President, Financial
4321 North Ballard Road                    Services Operations
Appleton, WI 54919

Woodrow E. Eno, Esq.                       Senior Vice President, General
                                           Counsel and Secretary

Bradford L. Hewitt                         Senior Vice President, Fraternal
                                           Operations

Jennifer H. Martin                         Senior Vice President, Corporate
                                           Administration

Frederick A. Ohlde                         Senior Vice President
4321 North Ballard Road
Appleton, Wisconsin 54919

Larry A. Robbins                           Senior Vice President and Chief
                                           Information Officer

James A. Thomsen                           Senior Vice President, Field
                                           Distribution

Randall L. Boushek                         Senior Vice President and Treasurer,
                                           Finance

Nikki L. Sorum                             Senior Vice President, Business
                                           Development

Russell W. Swansen                         Senior Vice President - Chief
                                           Investment Officer

John E. Hite                               Vice President, Associate General
                                           Counsel and Chief Compliance Officer

Item 26. Persons Controlled by or Under Common Control with Depositor or Registrant

Registrant is a separate account of Depositor, established by the Board of Directors of the Depositor in 2002, pursuant to the laws of the State of Wisconsin. The Depositor is a fraternal benefit society organized under the laws of the State of Wisconsin and is owned by and operated for its members. It has no stockholders and is not subject to the control of any affiliated persons.

The following list shows the relationship of each wholly-owned direct and indirect subsidiary to the Depositor. Financial statements of Thrivent Financial will be filed on a consolidated basis with regard to each of the foregoing entities.

Thrivent Financial Entities                         Primary Business                                  State of Incorporation
---------------------------                         ----------------                                  ----------------------
Thrivent Financial for Lutherans                    Fraternal benefit society offering financial      Wisconsin
                                                    services and products

Thrivent Financial Holdings, Inc.                   Holding Company with no independent operations    Delaware

Thrivent Financial Bank                             Federally chartered bank                          Federal Charter

Thrivent Investment Management Inc.                 Broker-dealer and investment adviser              Delaware

North Meadows Investment Ltd.                       Organized for the purpose of holding and          Wisconsin
                                                    investing in real estate

Thrivent Service Organization, Inc.                 Organized for the purpose of owning bank          Wisconsin
                                                    account withdrawal authorizations

Thrivent Life Insurance Company                     Life insurance company                            Minnesota

Thrivent Financial Investor Services Inc.           Transfer agent for The Lutheran Brotherhood       Pennsylvania
                                                    Family of Funds

Thrivent Property & Casualty Insurance              Auto and homeowners insurance company             Minnesota
Agency, Inc.

Field Agents' Brokerage Company                     Licensed life and health insurance agency         Minnesota

MCB Financial Services, Inc.                        Currently not engaged in any form of business     Minnesota

Item 27.  Number of Contract Owners

There were 43,160 Contract Owners as of March 31, 2004.

Item 28.  Indemnification

Section 33 of Depositor's Bylaws; Section E, subsection (viii) of Article VIII of the Fund's Articles of Incorporation; Section 4.01 of the Fund's First Amended and Restated Bylaws; and Section Eight of Thrivent Investment Mgt.'s Articles of Incorporation, contain provisions requiring the indemnification by Depositor, the Funds, and Thrivent Investment Mgt. of their respective directors, officers and certain other individuals for any liability arising based on their duties as directors, officers or agents of the Depositor, Fund or Thrivent Investment Mgt., unless, in the case of the Fund, such liability arises due to the willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of such office.

In addition, Section XII of the Investment Advisory Agreement between the Fund and Depositor contain provisions in which the Funds and Depositor mutually agree to indemnify and hold the other party (including its officers, agents, and employees) harmless for any and all loss, cost damage and expense, including reasonable attorney's fees, incurred by the other party arising out of their performance under the Agreement, unless such liability is incurred as a result of the party's gross negligence, bad faith, or willful misfeasance or reckless disregard of its obligations and duties under the Agreement.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Registrant, pursuant to the foregoing provisions or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Depositor, the Funds, or Thrivent Investment Mgt. of expenses incurred or paid by a director or officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person of Registrant in connection with the securities being registered, Depositor, the Funds, or Thrivent Investment Mgt. will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether or not such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Other activity. Thrivent Investment Mgt., the principal underwriter of the Contracts, is also the distributor and investment adviser of The AAL Mutual Funds (a Massachusetts Business Trust offering Class A, Class B and Institutional Class shares) and The Lutheran Brotherhood Family of Funds (a Delaware Business Trust offering Class A, Class B and Institutional Class shares). The AAL Mutual Funds and The Lutheran Brotherhood Family of Funds are open-end management investment companies. Thrivent Investment Management is also a registered investment adviser for the aforementioned mutual funds.

(b) Mangement. The directors and officers of Thrivent Investment Mgt. are set out below. Unless otherwise indicated, the principal business address of each person named below is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

          Name and Principal                  Positions and Offices
          Business Address                    with Underwriter

          John O. Gilbert                     Director and Chairman

          Bruce J. Nicholson                  Director and President

          Jon M. Stellmacher                  Director and Senior Vice President
          4321 North Ballard Road
          Appleton, Wisconsin 54919-0001

          Lawrence W. Stranghoener            Director and Senior Vice President

          Woodrow E. Eno                      Director, Senior Vice President
                                              and Secretary

          Pamela J. Moret                     Director and Senior Vice President

          James A. Thomsen                    Director and Senior Vice President


          Russell W. Swansen                  Senior Vice President and Chief
                                              Investment Officer

          Randall L. Boushek                  Senior Vice President


          James E. Nelson                     Vice President & Assistant
                                              Secretary

          Katie S. Kloster                    Vice President and Chief Financial
                                              Officer

          Thomas R. Mischka                   Vice President
          4321 North Ballard Road
          Appleton, Wisconsin 54919

          John E. Hite                        Vice President and Chief
                                              Compliance Officer


(c)  Not Applicable.

Item 30. Location of Accounts and Records

The accounts and records of Registrant are located at the offices of Depositor at 625 Fourth Avenue South, Minneapolis, Minnesota 55415, 4321 North Ballard Road, Appleton, Wisconsin 54919, and 222 West College Avenue, Appleton, Wisconsin 54919.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

Registrant will file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in this Registration Statement are never more than 16 months old for so long as payments under the Contracts may be accepted.

Registrant will include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

Registrant will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

Registrant understands that the restrictions imposed by Section 403(b)(11) of the Internal Revenue Code conflict with certain sections of the Investment Company Act of 1940 that are applicable to the

Contracts. In this regard, Registrant is relying on a no-action letter issued on November 28, 1988 by the Office of Insurance Product and Legal Compliance of the SEC, and the requirements for such reliance have been complied with by Registrant.

Depositor hereby represents that, as to the flexible premium deferred variable annuity contracts that are the subject of this registration statement, File Number 333-89488, that the fees and charges deducted under the contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by Depositor.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 23rd day of April 2004.

                                             THRIVENT VARIABLE ANNUITY ACCOUNT I
                                                         (Registrant)

                                             By THRIVENT FINANCIAL FOR LUTHERANS
                                                         (Depositor)

                                             By               *
                                                 -------------------------------
                                                   Bruce J. Nicholson
                                                   President and Chief Executive
                                                   Officer

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Minneapolis and State of Minnesota on the 23rd day of April 2004.

                                             THRIVENT FINANCIAL FOR LUTHERANS
                                                         (Depositor)

                                             By               *
                                                 -------------------------------
                                                   Bruce J. Nicholson
                                                   President and Chief Executive
                                                   Officer

Pursuant to the requirements of the Securities Act of 1933, this amendment to the Registration Statement has been signed on the 23rd day of April 2004 by the following directors and officers of Depositor in the capacities indicated:

               *               President and Chief Executive Officer
     ---------------------     (Principal Executive Officer)
     Bruce J. Nicholson

               *               Executive Vice President, Chief Financial Officer
     ---------------------     (Principal Financial Officer)
     Lawrence W. Stranghoener

               *               Senior Vice President and Treasurer, Finance
     ---------------------     (Principal Accounting Officer)
     Randall L. Boushek

A Majority of the Board of Directors:*

Richard E. Beumer              Richard C. Kessler         Dr. Kurt M. Senske
Dr. Addie J. Butler            Richard C. Lundell         Dr. Albert Siu
John O. Gilbert                John P. McDaniel           Adrian M. Tocklin
Gary J. Greenfield             Paul W. Middeke            Roger G. Wheeler
Robert H. Hoffman              Bruce J. Nicholson         Rev. Thomas R. Zehnder
James M. Hushagen              Paul D. Schrage


* John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of each of the above-named directors and officers of Thrivent Financial for Lutherans pursuant to a power of attorney duly executed by such persons.



                            /s/ John C. Bjork
                            ----------------------------------------
                            John C. Bjork, Attorney-in-Fact

                                INDEX TO EXHIBITS
                       THRIVENT VARIABLE ANNUITY ACCOUNT I

EXHIBIT NO.
-----------

EX-99.B.9    Opinion and Consent of Counsel

EX-99.B.10   Consent of Ernst & Young LLP